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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	11/30/13

Item 1. Schedule of Investments.

Invesco American Franchise Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2013

invesco.com/us	VK-AMFR-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.32%

Aerospace & Defense–4.80%

B/E Aerospace, Inc. (b)	912,444	$79,382,628
Boeing Co. (The)	720,072	96,669,666
Honeywell International Inc.	1,584,762	140,267,285
Precision Castparts Corp.	148,999	38,508,791
United Technologies Corp.	1,006,786	111,612,296
		466,440,666

Apparel Retail–0.73%

Gap, Inc. (The)	1,736,584	71,147,846

Apparel, Accessories & Luxury Goods–1.71%

Michael Kors Holdings Ltd. (b)	1,323,789	107,954,993
PVH Corp.	436,854	58,503,488
		166,458,481

Application Software–2.12%

Citrix Systems, Inc. (b)	693,657	41,147,733
Salesforce.com, Inc. (b)	3,163,415	164,782,288
		205,930,021

Asset Management & Custody Banks–0.42%

BlackRock, Inc.	136,139	41,216,082

Automobile Manufacturers–1.62%

General Motors Co. (b)	4,050,518	156,876,562

Biotechnology–9.49%

Alkermes PLC (b)	327,935	13,242,343
Amgen Inc.	1,114,639	127,158,017
Biogen Idec Inc. (b)	278,611	81,067,443
Celgene Corp. (b)	1,601,634	259,096,332
Gilead Sciences, Inc. (b)	5,897,691	441,206,264
		921,770,399

Brewers–1.09%

Anheuser-Busch InBev N.V. -ADR (Belgium)	1,035,391	105,723,775

Broadcasting–1.07%

CBS Corp. -Class B	1,777,060	104,064,634

Cable & Satellite–7.77%

Comcast Corp. -Class A	1,475,756	73,595,952
DIRECTV (b)	1,038,920	68,683,001
DISH Network Corp. -Class A	8,145,442	441,157,139
Sirius XM Holdings Inc. (c)	18,122,742	68,322,737
Time Warner Cable Inc.	744,787	102,944,459
		754,703,288

	Shares	Value

Casinos & Gaming–1.00%

Las Vegas Sands Corp.	1,357,885	$97,333,197

Communications Equipment–2.88%

F5 Networks, Inc. (b)	1,127,807	92,773,404
QUALCOMM, Inc.	2,536,910	186,665,838
		279,439,242

Computer Hardware–6.34%

Apple Inc.	1,108,210	616,242,335

Computer Storage & Peripherals–0.65%

EMC Corp.	2,628,524	62,690,297

Construction & Engineering–2.47%

Fluor Corp.	623,800	48,537,878
Foster Wheeler AG (Switzerland)(b)	3,205,181	97,213,140
Jacobs Engineering Group, Inc. (b)	1,579,432	94,402,650
		240,153,668

Data Processing & Outsourced Services–2.43%

MasterCard, Inc. -Class A	205,376	156,252,115
Visa Inc. -Class A	390,659	79,483,480
		235,735,595

Electrical Components & Equipment–0.90%

Roper Industries, Inc.	673,691	87,377,723

Fertilizers & Agricultural Chemicals–0.70%

Monsanto Co.	599,372	67,926,829

General Merchandise Stores–0.81%

Dollar General Corp. (b)	1,380,265	78,592,289

Health Care Facilities–0.90%

HCA Holdings, Inc.	1,882,723	87,396,002

Home Improvement Retail–2.56%

Lowe’s Cos., Inc.	5,245,388	249,051,022

Household Appliances–0.96%

Whirlpool Corp.	607,595	92,816,212

Industrial Machinery–1.90%

Allegion PLC (b)	446,938	19,325,585
Flowserve Corp.	1,245,151	88,878,878
Ingersoll-Rand PLC (b)	1,340,813	76,627,463
		184,831,926

Insurance Brokers–1.39%

Aon PLC (United Kingdom)	1,652,869	134,940,225

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

	Shares	Value

Internet Retail–5.31%

Amazon.com, Inc. (b)	643,324	$253,225,193
Priceline.com Inc. (b)	183,028	218,229,775
TripAdvisor Inc. (b)	502,971	44,422,399
		515,877,367

Internet Software & Services–11.21%

Baidu, Inc. -ADR (China)(b)	235,566	39,238,228
eBay Inc. (b)	1,523,988	76,991,874
Facebook Inc. -Class A (b)	8,633,688	405,869,673
Google Inc. -Class A (b)	465,093	492,807,892
LinkedIn Corp. -Class A (b)	270,293	60,553,741
Twitter, Inc. (b)(c)	328,927	13,673,495
		1,089,134,903

IT Consulting & Other Services–0.90%

Cognizant Technology Solutions Corp. -Class A (b)	927,997	87,129,638

Life Sciences Tools & Services–0.65%

Thermo Fisher Scientific, Inc.	626,595	63,192,106

Movies & Entertainment–0.54%

Walt Disney Co. (The)	741,910	52,334,331

Oil & Gas Equipment & Services–2.52%

Schlumberger Ltd.	1,151,585	101,823,146
Weatherford International Ltd. (b)	9,152,062	143,321,291
		245,144,437

Oil & Gas Exploration & Production–1.26%

Anadarko Petroleum Corp.	897,846	79,746,681
Pioneer Natural Resources Co.	237,957	42,296,857
		122,043,538

Oil & Gas Refining & Marketing–0.71%

Phillips 66	991,050	68,986,991

Other Diversified Financial Services–3.10%

Citigroup Inc.	3,697,404	195,666,620
JPMorgan Chase & Co.	1,840,003	105,284,971
		300,951,591

Packaged Foods & Meats–2.18%

Mondelez International Inc. -Class A	6,304,530	211,390,891

Pharmaceuticals–2.60%

Actavis PLC (b)	470,039	76,649,260
Bristol-Myers Squibb Co.	455,951	23,426,762
Johnson & Johnson	460,427	43,584,020
Pfizer Inc.	2,992,731	94,959,354
Zoetis Inc.	458,706	14,288,692
		252,908,088

	Shares	Value

Semiconductor Equipment–0.93%

Applied Materials, Inc.	5,241,129	$90,671,532

Semiconductors–1.66%

Altera Corp.	3,202,811	103,290,655
Cree, Inc. (b)	1,031,586	57,562,499
		160,853,154

Specialized Finance–0.59%

CME Group Inc. -Class A	695,905	57,029,415

Specialized REIT’s–1.17%

American Tower Corp.	1,465,112	113,941,760

Systems Software–1.50%

Microsoft Corp.	3,833,688	146,178,523

Tobacco–0.89%

Philip Morris International Inc.	1,010,950	86,476,663

Trading Companies & Distributors–0.55%

Fastenal Co.	1,152,447	53,623,359

Trucking–0.73%

J.B. Hunt Transport Services, Inc.	937,569	70,495,813

Wireless Telecommunication Services–3.61%

Sprint Corp. (b)(c)	41,749,694	350,279,933
Total Common Stocks & Other Equity Interests (Cost $6,688,366,787)		9,647,502,349

Money Market Funds–0.52%

Liquid Assets Portfolio –Institutional Class (d)	25,292,517	25,292,517
Premier Portfolio –Institutional Class (d)	25,292,517	25,292,517
Total Money Market Funds (Cost $50,585,034)		50,585,034
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.84% (Cost $6,738,951,821)		9,698,087,383

Investments Purchased with Cash Collateral from Securities on Loan–0.36%

Money Market Funds–0.36%

Liquid Assets Portfolio - Institutional Class (Cost $34,485,630)(d)(e)	34,485,630	34,485,630
TOTAL INVESTMENTS–100.20% (Cost $6,773,437,451)		9,732,573,013
OTHER ASSETS LESS LIABILITIES–(0.20%)		(19,791,956)
NET ASSETS–100.00%		$9,712,781,057

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at November 30, 2013.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco American Franchise Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of

Invesco American Franchise Fund

E.	Foreign Currency Translations – (continued)

dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2013 was $1,657,562,177 and $1,491,653,862, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,988,479,963
Aggregate unrealized (depreciation) of investment securities	(44,493,687)
Net unrealized appreciation of investment securities	$2,943,986,276
Cost of investments for tax purposes is $6,788,586,737.

Invesco American Franchise Fund

Invesco California Tax-Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2013
invesco.com/us MS-CTFI-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–106.78%

California–101.22%

ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2012 A, RB	5.00%	08/01/28	$900	$940,131
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	2,300	2,389,562
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	750	818,468
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,575	1,607,760
Alhambra Unified School District (Election of 1999); Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/20	1,925	1,569,318
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	4,000	4,430,960
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	2,500	2,724,900
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	1,500	1,532,700
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)	5.00%	09/15/32	2,215	2,316,513
Bay Area Governments Association (California Capital); Series 2001 A, Lease RB (INS-AMBAC) (a)	5.25%	07/01/17	1,430	1,509,465
Bay Area Governments Association (West Sacramento); Series 2004 A, Lease RB (c)(d)	5.00%	09/01/14	2,735	2,834,800
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (e)	5.00%	04/01/39	1,250	1,293,738
Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	2,500	2,587,475
Series 2009 F-1, Toll Bridge RB (e)	5.13%	04/01/39	1,500	1,582,245
Series 2009 F-1, Toll Bridge RB (e)	5.25%	04/01/26	4,685	5,354,440
Series 2009 F-1, Toll Bridge RB (e)	5.25%	04/01/29	5,205	5,782,651
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/34	1,500	1,588,260
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/26	1,465	884,611
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	3,045	1,215,320
Bonita Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (c)(d)	5.00%	08/01/14	1,000	1,032,620
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (a)	5.50%	08/01/18	1,850	1,857,974
California (State of) Educational Facilities Authority (California College of the Arts); Series 2005, RB	5.00%	06/01/35	2,000	1,913,660
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (e)	5.00%	01/01/38	2,100	2,177,616
California (State of) Educational Facilities Authority (Pitzer College);
Series 2005 A, RB	5.00%	04/01/35	2,000	2,016,220
Series 2009, RB	6.00%	04/01/40	2,000	2,184,440
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (e)	5.25%	10/01/39	1,800	1,921,572
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	500	538,800
California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2009 A, RB	6.00%	07/01/39	500	538,980
Series 2011 A, RB	5.25%	03/01/41	2,500	2,532,125
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	2,950	2,960,443
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,014,500
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2008, RB (c)(d)	6.50%	10/01/18	20	25,083
Series 2008, RB	6.50%	10/01/38	980	1,120,669
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	4,000	4,040,960
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/37	1,000	1,012,880
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	2,000	2,078,380
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,108,640

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	$1,000	$873,890
California (State of) Municipal Finance Authority (Caritas); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,500	1,490,700
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP	5.00%	02/01/20	2,385	2,509,473
Series 2007, COP	5.25%	02/01/37	500	477,085
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB	5.50%	07/01/30	1,000	1,012,330
Series 2010 A, RB	5.75%	07/01/40	1,500	1,519,590
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.75%	01/01/33	1,315	1,424,434
California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB	6.13%	06/01/30	1,000	1,075,020
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/37	2,500	2,158,300
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 A, Ref. Solid Waste Disposal RB (f)	5.00%	01/01/22	2,000	2,075,060
California (State of) Public Works Board (Various Capital); Series 2011 A, Lease RB	5.13%	10/01/31	2,000	2,077,660
California (State of) Public Works Board (Various State Universities); Series 2013 H, Lease RB	5.00%	09/01/38	1,000	1,013,800
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.30%	07/01/43	840	845,704
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,019,250
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, School Facility RB	6.10%	07/01/32	820	818,139
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,057,300
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	1,785	1,737,269
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	1,675	1,739,354
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.75%	02/01/38	445	515,840
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	2,000	2,230,020
Series 2009, Senior Living RB	7.25%	11/15/41	500	541,440
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/32	1,000	973,870
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2012, Ref. Student Housing RB	5.38%	05/15/38	2,000	2,003,000
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	5,000	5,574,200
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	1,750	2,015,458
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,250	1,419,800
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	3,000	3,125,190
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	2,450	2,581,761
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	2,500	2,545,275
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,000	2,151,040
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/21	3,000	3,577,560
California State University; Series 2009 A, Systemwide RB (INS-AGC) (a)	5.25%	11/01/38	1,000	1,061,960
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (a)	5.00%	11/01/33	725	747,047
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/29	735	337,416
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	2,500	2,572,675
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	2,000	2,153,060
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	1,000	1,020,380
El Dorado (County of) Irrigation District; Series 2009 A, COP (INS-AGC) (a)	5.75%	08/01/39	1,000	1,025,670
El Monte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	06/01/34	1,000	1,070,910

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/33	$4,430	$1,509,035
Fairfield (City of) Community Facilities District No. 3 (North Cordelia General Improvements); Series 2008, Special Tax RB	6.00%	09/01/32	1,800	1,895,400
Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS-AMBAC) (a)	5.38%	09/01/25	1,500	1,501,695
Fontana (City of) Redevelopment Agency (Downtown Redevelopment); Series 2000, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/21	1,480	1,480,548
Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road RB (INS-NATL) (a)	5.13%	01/15/19	4,000	4,003,520
Fullerton (City of) Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. Special Tax RB	5.00%	09/01/26	960	1,017,398
Series 2012, Ref. Special Tax RB	5.00%	09/01/32	1,090	1,101,467
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (b)(d)	0.00%	08/01/29	615	338,834
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/29	4,735	2,114,698
Series 2009 A, Unlimited Tax CAB GO Bonds (b)(d)	0.00%	08/01/31	2,235	1,115,757
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	1,415	553,732
Glendora (City of) Public Finance Authority; Series 2003 A, Project No. One Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/24	2,425	2,434,433
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	2,000	2,053,280
Hanford Joint Union High School District (Election of 1998); Series 2004 C, Unlimited Tax GO Bonds (INS-NATL) (a)	5.70%	08/01/28	2,230	2,264,052
Inglewood (City of) Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.25%	05/01/23	1,000	1,023,090
Irvine (City of) (Reassessment District No. 12-1); Series 2012, Limited Obligation Improvement Bonds	4.00%	09/02/22	2,150	2,231,979
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/24	825	873,279
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/35	515	553,625
Kern (County of) (Capital Improvments); Series 2009 A, COP (INS-AGC) (a)	5.75%	08/01/35	1,000	1,101,860
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS-AGC) (a)	5.00%	05/01/28	1,700	1,777,112
Lodi (City of); Series 2007 A, Wastewater System Revenue COP (INS-AGM) (a)	5.00%	10/01/37	1,000	1,018,800
Long Beach (City of) Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/29	2,000	2,093,080
Long Beach (City of) Financing Authority; Series 1992, RB (INS-AMBAC) (a)	6.00%	11/01/17	12,415	13,195,531
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	2,500	2,481,850
Los Angeles (City of) (FHA Insured Mortgage Loans - Section 8 Assisted); Series 1997 A, Ref. Mortgage RB (INS-NATL) (a)	6.10%	07/01/25	460	460,690
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB	5.00%	05/15/35	2,500	2,597,775
Series 2010 B, Sub. RB	5.00%	05/15/40	1,000	1,021,560
Series 2013, RB (f)	5.00%	05/15/43	3,000	3,017,910
Los Angeles (City of) Department of Water & Power;
Series 2004 C, Water System RB (c)(d)	5.00%	07/01/14	1,000	1,028,630
Series 2011 A, Power System RB (e)	5.00%	07/01/22	1,800	2,120,904
Series 2011 A, Water System RB	5.25%	07/01/39	1,500	1,598,490
Subseries 2006 A-1, Water System RB (INS-AMBAC) (a)	5.00%	07/01/36	1,485	1,562,547
Subseries 2007 A-1, Power System RB (INS-AMBAC) (a)	5.00%	07/01/37	1,000	1,044,930
Subseries 2008 A-1, Power System RB	5.25%	07/01/38	2,000	2,116,680
Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS-AMBAC) (a)	5.00%	07/01/35	1,000	1,043,480
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds (e)	5.00%	08/01/33	2,000	2,105,340
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC) (a)(b)	0.00%	08/01/24	1,265	715,484
Los Angeles Unified School District (Election of 2004);
Series 2007 H, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/32	1,000	1,046,780
Series 2009 I, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	01/01/34	3,000	3,164,790
Madera (County of) (Valley Children’s Hospital); Series 1995, COP (INS-NATL) (a)	6.50%	03/15/15	3,285	3,399,646

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/35	$940	$278,644
Montclair (City of) Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/20	1,495	1,497,407
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/34	1,000	1,042,200
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	840	333,278
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	6.50%	03/01/28	1,000	1,091,550
Mountain View (City of) Shoreline Regional Park Community; Series 2001 A, Tax Allocation RB (INS-NATL) (a)	5.25%	08/01/16	1,570	1,574,459
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,500	1,748,310
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,000	1,063,470
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	2,000	2,050,720
Panama-Buena Vista Union School District (School Construction); Series 2006, COP (INS-NATL) (a)	5.00%	09/01/30	1,045	1,061,302
Paramount Unified School District (Election of 2006); Series 2007, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/01/30	1,600	1,662,592
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	08/01/31	1,000	1,099,980
Pomona (City of) Public Financing Authority (Merged Redevelopment);
Series 2001 AD, Tax Allocation RB (INS-NATL) (a)	5.00%	02/01/15	2,020	2,024,767
Series 2001 AD, Tax Allocation RB (INS-NATL) (a)	5.00%	02/01/16	1,110	1,112,287
Series 2007 AW, Sub. RB	5.13%	02/01/33	1,075	953,396
Port Hueneme (City of) (Capital Improvement Program); Series 1992, Ref. COP (INS-NATL) (a)	6.00%	04/01/19	1,195	1,337,731
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/24	730	758,266
Series 2012, Ref. Special Tax RB	5.00%	09/01/27	1,000	1,009,100
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment Housing Set Aside) Series 2007 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/34	1,000	963,650
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment); Series 2001, Tax Allocation RB (INS-NATL) (a)	5.38%	09/01/25	3,000	3,001,470
Redding (City of) Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/23	1,400	1,404,312
Regents of the University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,751,100
Series 2009 O, General RB (e)	5.75%	05/15/23	705	832,549
Series 2009 O, General RB (e)	5.75%	05/15/25	1,050	1,239,966
Series 2009 Q, General RB (e)(h)	5.00%	05/15/34	920	979,460
Riverside (City of);
Series 2008 B, Water RB (INS-AGM) (a)	5.00%	10/01/33	1,000	1,046,230
Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/28	500	528,815
Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/38	1,800	1,861,560
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,500	1,590,465
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District);
Series 2006, RB (INS-NATL) (a)	5.00%	12/01/29	2,000	2,143,640
Series 2011 A, Ref. RB	5.00%	12/01/26	1,500	1,666,500
Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/32	1,000	1,028,120
Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/41	1,015	1,020,735
Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,200	2,206,028
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	2,000	2,187,180
San Diego (City of) Public Facilities Financing Authority (Southcrest & Central Imperial Redevelopment); Series 2007 B, Pooled Financing Tax Allocation RB (INS-Radian) (a)	5.25%	10/01/27	2,535	2,489,598
San Diego (City of) Public Facilities Financing Authority; Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	2,215	2,375,853
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (e)	5.25%	08/01/33	1,500	1,669,050
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/31	2,500	2,689,275

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2009 E, Second Series RB	6.00%	05/01/39	$1,000	$1,134,800
Series 2011 C, Ref. Second Series RB (f)	5.00%	05/01/23	5,000	5,523,250
Series 2011 G, Second Series RB	5.25%	05/01/28	2,000	2,163,120
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	4,000	4,219,160
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.75%	08/01/41	1,000	1,122,490
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/33	500	540,805
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/33	500	500,315
San Francisco (City of) Bay Area Rapid Transit District; Series 2012 A, RB	5.00%	07/01/36	1,000	1,060,850
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/31	3,110	1,278,428
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.00%	08/01/30	1,500	1,559,955
San Mateo (City of) Community Facilities District No. 2008-1 (Bay Meadows); Series 2013, Special Tax RB	5.00%	09/01/42	1,000	915,990
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB	5.25%	05/15/36	3,000	3,244,290
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.63%	09/01/36	1,000	1,010,000
Series 2013, Special Tax RB	5.63%	09/01/43	1,000	1,001,760
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. Special Tax RB (d)	5.00%	09/01/28	825	853,883
Series 2011 A, Ref. Special Tax RB (d)	5.00%	09/01/29	715	732,961
Series 2011 A, Ref. Special Tax RB (d)	5.10%	09/01/30	465	476,025
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	1,500	1,486,755
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/28	3,480	1,716,371
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/30	2,765	1,167,272
Sonoma-Marin Area Rail Transit District; Series 2012 A, Measure Q Sales Tax RB	5.00%	03/01/29	2,000	2,153,900
South Gate (City of) Public Financing Authority (South Gate Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS-SGI) (a)	5.75%	09/01/22	1,000	1,011,150
Southern California Metropolitan Water District;
Series 2005 A, RB (INS-AGM) (a)	5.00%	07/01/35	1,520	1,588,035
Series 2009 B, Ref. RB (e)	5.00%	07/01/27	8,585	9,549,096
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (a)(i)	9.33%	07/01/15	3,500	3,756,830
Southern California Public Power Authority (Mead-Phoenix); Series 1994 A, RB (INS-AMBAC) (a)(i)	9.33%	07/01/15	2,500	2,685,200
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB (e)	5.25%	07/01/31	2,100	2,230,725
Series 2011-1, RB (e)	5.25%	07/01/29	2,100	2,260,314
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improvements - East);
Series 2012 A, Ref. Special Tax RB	5.00%	09/01/32	750	693,180
Series 2012 B, Special Tax RB	5.00%	09/01/32	750	693,180
Temecula (City of) Redevelopment Agency (Temecula Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS-NATL) (a)	5.13%	08/01/27	2,150	2,170,210
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/41	1,000	1,032,160
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (b)	0.00%	04/01/14	1,700	1,697,790
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (a)	5.13%	03/01/36	1,475	1,496,919
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,000	2,165,880
Walnut (City of) Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/35	3,000	3,045,450
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/25	2,500	1,416,550

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.63%	09/01/39	$1,000	$1,050,210
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/24	4,685	3,045,531
				353,812,305

Guam–1.68%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	1,000	1,040,170
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	660	684,981
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (f)	6.25%	10/01/34	1,000	1,041,650
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/25	1,500	1,590,600
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	1,500	1,496,610
				5,854,011

Puerto Rico–2.88%

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB	5.00%	07/01/37	2,000	1,370,920
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB (c)(d)	5.45%	07/01/17	3,680	4,279,288
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 C, RB	5.00%	08/01/35	1,500	1,097,415
Series 2011 C, RB	5.00%	08/01/40	2,000	1,626,400
Series 2011 C, RB	5.25%	08/01/40	2,000	1,678,400
				10,052,423

Virgin Islands–1.00%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,675	1,825,365
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,600	1,686,752
				3,512,117
TOTAL INVESTMENTS(j)–106.78% (Cost $355,437,407)				373,230,856
FLOATING RATE NOTE OBLIGATIONS–(7.04)%
Notes with interest and fee rates ranging from 0.58% to 0.61% at 11/30/13 and contractual maturities of collateral ranging from 07/01/22 to 10/01/39 (See Note 1D)(k)				(24,620,000)
OTHER ASSETS LESS LIABILITIES–0.26%				929,493
NET ASSETS–100.00%				$349,540,349

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
FHA	—	Federal Housing Administration
GO	—	General Obligation
INS	—	Insurer
NATL	—	National Public Finance Guarantee Corp.
Radian	—	Radian Asset Assurance, Inc.
RB	—	Revenue Bonds
Ref.	—	Refunding
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bonds issued at a discount.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(f)	Security subject to the alternative minimum tax.

(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $3,249,850, which represented less than 1% of the Fund’s Net Assets.

(h)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(i)

Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $6,442,030, which represented 1.84% of the Fund’s Net Assets.

(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	11.1%
National Public Finance Guarantee Corp.	9.1
American Municipal Bond Assurance Corp.	7.7
(k)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2013. At November 30, 2013, the Fund’s investments with a value of $41,099,666 are held by Dealer Trusts and serve as collateral for the $24,620,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash

Invesco California Tax-Free Income Fund

D.	Floating Rate Note Obligations – (continued)

flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco California Tax-Free Income Fund

NOTE 2 -- Additional Valuation Information – (continued)

As of November 30, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2013 was $6,590,270 and $23,954,818, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$21,076,152
Aggregate unrealized (depreciation) of investment securities	(3,033,214)
Net unrealized appreciation of investment securities	$18,042,938
Cost of investments for tax purposes is $355,187,918.

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund Quarterly Schedule of Portfolio Holdings November 30, 2013

invesco.com/us	CPB-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–55.92%

Advertising–0.10%

Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	$550,000	$536,868

Aerospace & Defense–0.17%
Alliant Techsystems Inc., Sr. Unsec. Notes, 5.25%, 10/01/21(b)	59,000	60,327

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	90,000	92,700

Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	115,000	115,000

6.13%, 01/15/23(b)	23,000	23,000

7.75%, 03/15/20(b)	70,000	79,975

DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	61,000	59,628

GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	182,000	195,650

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 03/15/21	16,000	17,520

Kratos Defense & Security Solutions Inc., Sr. Sec. Gtd. Global Notes, 10.00%, 06/01/17	99,000	107,910

Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	82,000	82,102

TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	45,000	44,663

7.50%, 07/15/21	50,000	54,000

		932,475

Agricultural Products–0.34%

FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	150,000	160,125

Ingredion Inc., Sr. Unsec. Global Notes, 1.80%, 09/25/17	1,030,000	1,023,698

Sr. Unsec. Notes, 6.63%, 04/15/37	635,000	721,841

		1,905,664

Airlines–1.50%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	35,000	34,041

American Airlines Pass Through Trust, Series 2011-1, Class A, Sr. Sec. Pass Through Ctfs., 5.25%, 01/31/21	989,077	1,051,513

	Principal Amount	Value

Airlines–(continued)
Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	$322,681	$341,235

Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. Pass Through Ctfs., 9.00%, 07/08/16	1,131,965	1,298,929

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	3,048	3,347

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	22,335	22,998

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.15%, 04/11/24	487,695	492,268

Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	120,000	125,700

Delta Air Lines Pass Through Trust, Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	1,241,456	1,334,565

Hawaiian Airlines, Series 2013-1, Class A, Sr. Sec. Gtd. Pass Through Ctfs., 3.90%, 01/15/26	2,045,000	1,895,459

Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 4.95%, 01/15/22	995,000	919,131

United Airlines Pass Through Trust, Series 2013-1, Class A, Sr. Sec. Pass Through Ctfs., 4.30%, 08/15/25	675,000	686,391

United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	145,000	151,525

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	18,860	18,766

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	9,583	10,734

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	8,420	9,009

Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 10/23/20(b)	67,000	69,239

		8,464,850

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Alternative Carriers–0.09%

Level 3 Communications Inc., Sr. Unsec. Global Notes, 8.88%, 06/01/19	$30,000	$33,000

11.88%, 02/01/19	30,000	34,950

Level 3 Financing Inc., Sr. Unsec. Gtd. Floating Rate Notes, 3.85%, 01/15/18(b)(c)	29,000	29,435

Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	93,000	99,277

8.13%, 07/01/19	110,000	121,000

8.63%, 07/15/20	15,000	16,950

9.38%, 04/01/19	160,000	180,000

Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	12,000	12,240

		526,852

Apparel Retail–0.07%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	141,000	147,345

L Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	5,000	6,037

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	170,000	187,425

Neiman Marcus Group LTD LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	43,000	44,290

		385,097

Apparel, Accessories & Luxury Goods–0.07%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	151,000	165,722

7.63%, 05/15/20	100,000	110,375

PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	120,000	113,550

William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	16,000	16,320

		405,967

Application Software–0.01%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	85,000	81,175

Asset Management & Custody Banks–0.68%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	120,000	118,500

Bank of New York Mellon Corp. (The), Series D, Unsec. Sub. Global Notes, 4.50% (d)	1,330,000	1,183,700

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(b)	1,070,000	1,158,079

Capsugel S.A., Sr. Unsec. PIK Notes, 7.00%, 05/15/19(b)	18,000	18,350

	Principal Amount	Value

Asset Management & Custody Banks–(continued)

Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	$1,430,000	$1,360,929

		3,839,558

Auto Parts & Equipment–0.05%

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 5.13%, 02/15/19	17,000	17,446

6.25%, 03/15/21	120,000	126,600

Stackpole International Intermediate Co. S.A. (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	117,000	122,265

		266,311

Automobile Manufacturers–1.90%

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 3.98%, 06/15/16	2,300,000	2,454,949

4.25%, 09/20/22	2,700,000	2,741,231

General Motors Co., Sr. Unsec. Notes, 3.50%, 10/02/18(b)	2,355,000	2,425,650

4.88%, 10/02/23(b)	1,710,000	1,731,375

Hyundai Capital America (South Korea), Sr. Unsec. Notes, 2.88%, 08/09/18(b)	1,349,000	1,357,081

		10,710,286

Automotive Retail–0.25%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/23	1,400,000	1,400,977

Brewers–0.24%

Heineken NV (Netherlands), Sr. Unsec. Notes, 1.40%, 10/01/17(b)	1,360,000	1,350,075

Broadcasting–0.78%

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	15,000	15,450

Series A, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	8,000	8,380

Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	40,000	41,500

Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	75,000	79,313

COX Communications Inc., Sr. Unsec. Notes, 4.50%, 06/30/43(b)	1,470,000	1,202,837

8.38%, 03/01/39(b)	1,220,000	1,468,602

9.38%, 01/15/19(b)	25,000	31,973

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	1,275,000	1,421,281

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Broadcasting–(continued)

LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	$105,000	$108,281

Sinclair Television Group, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/21(b)	12,000	12,390

Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	5,000	5,125

		4,395,132

Building Products–0.21%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	215,000	224,944

Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	100,000	106,500

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	180,000	186,300

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	211,000	234,210

10.00%, 12/01/18	125,000	139,375

USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	24,000	25,020

7.88%, 03/30/20(b)	60,000	66,300

Sr. Unsec. Notes, 9.75%, 01/15/18	155,000	182,512

		1,165,161

Cable & Satellite–1.34%

British Sky Broadcasting Group PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.50%, 11/15/18(b)	25,000	32,705

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	100,000	96,750

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 01/15/15	20,000	21,320

Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	80,000	92,798

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	620,000	633,239

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	167,000	168,670

5.88%, 07/15/22	90,000	91,462

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	66,000	71,198

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	59,000	65,343

	Principal Amount	Value

Cable & Satellite–(continued)

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/22	$190,000	$194,275

7.25%, 10/15/20	30,000	32,850

7.50%, 04/01/21	115,000	126,500

Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 06/01/21(b)	70,000	73,500

8.13%, 06/01/23(b)	60,000	63,300

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	200,000	218,000

NBC Universal Media LLC, Sr. Unsec. Gtd. Global Notes, 2.10%, 04/01/14	775,000	779,797

5.15%, 04/30/20	350,000	395,260

5.95%, 04/01/41	740,000	810,025

Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	680,000	687,087

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	210,000	222,075

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	200,000	204,921

6.50%, 01/15/18	2,155,000	2,252,629

Sr. Sec. Gtd. Notes, 5.38%, 04/15/21(b)	200,000	205,000

		7,538,704

Casinos & Gaming–0.26%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	155,000	169,338

9.13%, 12/01/18	20,000	21,800

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/15	61,000	51,545

Sr. Sec. Gtd. Global Notes, 9.00%, 02/15/20	70,000	67,900

9.00%, 02/15/20	50,000	48,500

Caesars Entertainment Resort Properties LLC, Sec. Notes, 11.00%, 10/01/21(b)	98,000	97,755

Sr. Sec. Notes, 8.00%, 10/01/20(b)	105,000	106,838

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)(e)	10,000	5,550

MCE Finance Ltd. (Macau), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	200,000	194,000

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	245,000	259,087

Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	172,000	192,640

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	85,000	92,650

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Casinos & Gaming–(continued)

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	$55,000	$56,134

7.75%, 08/15/20	85,000	95,200

		1,458,937

Catalog Retail–0.73%

QVC Inc., Sr. Sec. Notes, 7.50%, 10/01/19(b)	3,825,000	4,135,781

Coal & Consumable Fuels–0.08%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	37,000	38,665

8.25%, 04/01/20	145,000	158,412

Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	32,000	34,160

Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	200,000	212,000

		443,237

Commercial Printing–0.02%

RR Donnelley & Sons Co., Sr. Unsec. Global Notes, 6.50%, 11/15/23	11,000	11,000

7.88%, 03/15/21	90,000	99,900

		110,900

Communications Equipment–0.04%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	40,000	36,300

Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	135,000	131,794

9.00%, 04/01/19(b)	74,000	76,220

		244,314

Computer & Electronics Retail–0.03%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	150,000	158,437

Computer Storage & Peripherals–0.05% Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	242,000	268,922

Construction & Engineering–0.23%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	105,000	111,825

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	125,000	134,063

URS Corp., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/22(b)	1,050,000	1,058,989

		1,304,877

	Principal Amount	Value

Construction & Farm Machinery & Heavy Trucks–0.13%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	$83,000	$83,830

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	40,000	47,300

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	119,000	119,892

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	90,000	91,125

Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	100,000	113,250

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	128,000	131,840

Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	70,000	72,625

Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	25,000	26,688

Titan International Inc., Sr. Sec. Gtd. Notes, 6.88%, 10/01/20(b)	36,000	37,080

		723,630

Construction Materials–0.06%

CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	30,000	31,425

Ply Gem Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	15,000	16,200

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	230,000	254,150

US Concrete, Inc., Sr. Sec. Gtd. Notes, 8.50%, 12/01/18(b)	36,000	36,900

		338,675

Consumer Finance–0.14%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	200,000	235,000

8.00%, 03/15/20	160,000	192,400

SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	355,000	386,816

		814,216

Data Processing & Outsourced Services–0.27%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	760,000	740,475

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	228,000	248,235

First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	304,000	324,520

Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	44,000	47,410

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Data Processing & Outsourced Services–(continued)

Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	$37,000	$43,660

Sr. Unsec. Gtd. Sub. Global Notes, 11.25%, 03/31/16	23,000	23,575

Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	30,000	31,125

WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	50,000	46,375

		1,505,375

Distillers & Vintners–0.03%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 10.00%, 04/30/18(f)	41,281	38,710

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	60,000	69,600

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	35,000	37,494

		145,804

Diversified Banks–5.20%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	420,000	431,179

Access Finance B.V. (Nigeria), Sr. Unsec. Gtd. Notes, 7.25%, 07/25/17(b)	200,000	197,857

Akbank TAS (Turkey), Sr. Unsec. Notes, 5.13%, 07/22/15(b)	100,000	103,117

6.50%, 03/09/18(b)	200,000	214,006

Alfa Bank OJSC Via Alfa Bond Issuance PLC (Russia), Sr. Unsec. Loan Participation Notes, 7.75%, 04/28/21(b)	200,000	214,513

Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.10%, 03/23/15(b)	415,000	427,839

Unsec. Sub. Notes, 5.75%, 03/01/22(b)	200,000	203,036

Banco Davivienda S.A. (Colombia), Sr. Unsec. Notes, 2.95%, 01/29/18(b)	200,000	192,042

Unsec. Sub. Notes, 5.88%, 07/09/22(b)	200,000	191,841

Banco de Credito e Inversiones (Chile), Sr. Unsec. Notes, 3.00%, 09/13/17(b)	200,000	199,571

4.00%, 02/11/23(b)	500,000	463,231

Bancolombia S.A. (Colombia), Unsec. Sub. Global Notes, 5.13%, 09/11/22	340,000	313,840

Bangkok Bank PCL (Thailand), Sr. Unsec. Notes, 4.80%, 10/18/20(b)	100,000	104,999

Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	1,330,000	1,335,213

	Principal Amount	Value

Diversified Banks–(continued)

Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	$810,000	$861,327

BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/22(b)	400,000	424,384

Caixa Economica Federal (Brazil), Sr. Unsec. Notes, 3.50%, 11/07/22(b)	400,000	327,614

DBS Bank Ltd. (Singapore), Unsec. Sub. Notes, 3.63%, 09/21/22(b)	200,000	207,354

Eurasian Development Bank (Supranational), Sr. Unsec. Notes, 4.77%, 09/20/22(b)	200,000	193,096

Grupo Aval Ltd. (Colombia), Sr. Unsec. Gtd. Notes, 4.75%, 09/26/22(b)	400,000	367,125

Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	700,000	748,024

HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(b)	1,360,000	1,531,467

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	1,050,000	1,084,879

Industrial Senior Trust (Guatemala), Sr. Unsec. Gtd. Notes, 5.50%, 11/01/22(b)	100,000	92,149

ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	255,000	261,283

3.75%, 03/07/17(b)	330,000	350,406

Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	2,840,000	2,852,850

Itau Unibanco Holding S.A. (Brazil), Unsec. Sub. Notes, 5.13%, 05/13/23(b)	600,000	556,802

Lloyds Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	955,000	1,074,254

Nordea Bank AB (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(b)	575,000	633,013

PNC Bank, N.A., Unsec. Sub. Global Notes, 3.80%, 07/25/23	1,255,000	1,229,988

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	95,000	97,247

Royal Bank of Scotland PLC (The) (United Kingdom), REGS, Unsec. Sub. Medium-Term Euro Notes, 9.50%, 03/16/22(b)	78,000	91,242

Russian Agricultural Bank OJSC Via RSHB Capital S.A. (Russia), Sr. Unsec. Notes, 5.10%, 07/25/18(b)	250,000	255,976

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	$700,000	$699,704

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	1,940,000	1,942,051

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	775,000	806,121

5.50%, 11/18/14(b)	1,880,000	1,968,704

Turkiye Halk Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 02/05/20(b)	600,000	555,841

4.88%, 07/19/17(b)	200,000	204,040

Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	200,000	196,197

U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	1,400,000	1,456,540

VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Notes, 6.00%, 04/12/17(b)	200,000	213,998

Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	3,500,000	3,476,278

		29,352,238

Diversified Capital Markets–0.92%

Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(b)	4,085,000	4,368,604

UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	200,000	232,312

Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	560,000	581,128

		5,182,044

Diversified Real Estate Activities–0.00%

Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	23,000	22,996

Diversified Metals & Mining–2.45%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	170,000	217,864

BHP Billiton Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 5.00%, 09/30/43	2,369,000	2,398,096

Corporacion Nacional del Cobre de Chile (Chile), Sr. Unsec. Notes, 3.00%, 07/17/22(b)	200,000	181,769

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	57,000	61,845

8.25%, 11/01/19(b)	160,000	179,600

Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 2.50%, 01/15/19(b)	2,969,000	2,848,905

4.13%, 05/30/23(b)	3,229,000	3,003,392

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	$55,000	$58,162

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	5165,000	710,605

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	1,700,000	1,667,329

Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	1,720,000	1,395,149

5.38%, 04/16/20	150,000	162,173

6.75%, 04/16/40	725,000	695,839

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	111,213

Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	73,000	76,833

Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	41,000	34,953

		13,803,727

Drug Retail–0.04%

CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	198,798	218,466

Electric Utilities–0.50%

Comision Federal de Electricidad (Mexico), Sr. Unsec. Notes, 5.75%, 02/14/42(b)	500,000	459,321

LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(e)	5,000	0

Majapahit Holding B.V. (Indonesia), REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 01/20/20(b)	200,000	221,000

Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	100,000	110,775

Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	767,000	667,756

Saudi Electricity Global Sukuk Co. 2 (Saudi Arabia), Sr. Unsec. Bonds, 3.47%, 04/08/23(b)	200,000	189,677

5.06%, 04/08/43(b)	200,000	183,151

System Energy Resources Inc., Sr. Sec. First Mortgage Bonds, 4.10%, 04/01/23	1,000,000	998,319

		2,829,999

Electrical Components & Equipment–0.01%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	75,000	74,063

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Electronic Manufacturing Services–0.02%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	$132,000	$141,240

Environmental & Facilities Services–0.01%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 10/01/20(b)	38,000	40,185

Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	15,000	15,188

5.25%, 08/01/20	20,000	20,550

		75,923

Forest Products–0.01%

Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	64,000	67,200

Gas Utilities–0.07%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	55,000	59,950

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	141,000	144,349

Sr. Unsec. Notes, 6.75%, 01/15/22(b)	30,000	30,712

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	54,000	58,590

Sr. Unsec. Notes, 7.38%, 03/15/20	110,000	118,250

		411,851

General Merchandise Stores–0.49%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	1,660,000	1,629,678

3.25%, 04/15/23	1,210,000	1,112,759

		2,742,437

Gold–1.02%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	1,210,000	1,264,386

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	600,000	519,002

Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	30,000	29,856

Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	2,435,000	2,088,391

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/41	1,365,000	1,241,093

	Principal Amount	Value

Gold–(continued)

Newcrest Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	$815,000	$608,056

		5,750,784

Health Care Equipment–0.05%

Biomet Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 08/01/20	53,000	56,445

Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	148,000	154,660

Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	90,000	94,950

		306,055

Health Care Facilities–0.14%

Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/21(b)	12,000	12,270

Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/19	92,000	100,510

HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	100,000	105,250

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	130,000	135,525

Health Management Associates Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 01/15/20	57,000	64,125

LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(b)	35,000	35,306

Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 6.00%, 10/01/20(b)	43,000	45,096

Sr. Unsec. Global Notes, 6.75%, 02/01/20	40,000	41,400

8.00%, 08/01/20	172,000	188,555

8.13%, 04/01/22	61,000	66,643

		794,680

Health Care Services–0.02%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	25,000	25,625

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	85,000	91,800

		117,425

Homebuilding–0.39%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/21(b)	66,000	66,990

9.13%, 06/15/18	70,000	74,813

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	60,000	63,600

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Homebuilding–(continued)

Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	$147,000	$154,717

Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	115,000	123,194

11.88%, 10/15/15	10,000	11,550

KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	42,000	43,575

7.50%, 09/15/22	20,000	21,100

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	45,000	42,075

6.95%, 06/01/18	87,000	97,331

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	65,000	70,525

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	1,470,000	1,291,381

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	29,000	27,876

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	100,000	110,000

		2,198,727

Hotels, Resorts & Cruise Lines–0.91%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.88%, 12/15/17	1,045,000	1,040,475

3.95%, 10/15/20	1,735,000	1,744,886

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	605,000	612,563

7.25%, 03/15/18	25,000	28,625

7.50%, 10/15/27	70,000	75,425

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	1,530,000	1,647,862

		5,149,836

Household Products–0.04%

Reynolds Group Holdings Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	237,000	243,517

Hypermarkets & Super Centers–0.10%

Cencosud S.A. (Chile), Sr. Unsec. Gtd. Notes, 4.88%, 01/20/23(b)	600,000	571,234

Independent Power Producers & Energy Traders–0.01%

AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	27,000	30,578

8.00%, 10/15/17	8,000	9,440

	Principal Amount	Value

Independent Power Producers & Energy Traders–(continued)

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	$9,000	$10,305

		50,323

Industrial Conglomerates–0.75%

General Electric Capital Corp., Sr. Unsec. Global Notes, 2.25%, 11/09/15	65,000	66,999

5.90%, 05/13/14	25,000	25,617

Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	1,000,000	1,143,661

7.63%, 04/09/19(b)	925,000	1,136,533

Unsec. Gtd. Sub. Notes, 6.00% (b)(d)	200,000	212,250

Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	1,350,000	1,456,237

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	170,000	174,462

		4,215,759

Industrial Machinery–1.03%

CBC Ammo LLC/CBC FinCo Inc. (Brazil), Sr. Unsec. Notes, 7.25%, 11/15/21(b)	72,000	70,920

Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 1.35%, 12/01/15	2,700,000	2,719,869

Stanley Black & Decker Inc., Jr. Unsec. Sub. Global Notes, 5.75%, 12/15/53	2,915,000	3,046,175

		5,836,964

Industrial REIT’s–0.25%

ProLogis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	1,415,000	1,418,133

Integrated Oil & Gas–0.28%

Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 4.95%, 05/23/16(b)	200,000	212,250

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec. Notes, 5.75%, 04/30/43(b)	240,000	208,930

7.00%, 05/05/20(b)	210,000	237,843

Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 7.25%, 11/05/19(b)	100,000	115,133

Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.00%, 01/15/19	200,000	190,670

4.38%, 05/20/23	200,000	182,506

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	210,000	211,067

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Integrated Oil & Gas–(continued)

State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec. Euro Notes, 5.45%, 02/09/17	$200,000	$212,750

		1,571,149

Integrated Telecommunication Services–2.52%

AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	905,000	932,283

2.95%, 05/15/16	160,000	167,305

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	125,000	128,437

Globo Comunicacao e Participacoes S.A. (Brazil), Sr. Sec. Euro Notes, 9.38% (b)(d)(f)	100,000	105,010

Qtel International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.88%, 01/31/28(b)	200,000	173,985

Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	415,000	441,094

Verizon Communications, Inc., Sr. Unsec. Global Notes, 5.15%, 09/15/23	3,390,000	3,623,122

6.40%, 09/15/33	4,665,000	5,202,677

6.55%, 09/15/43	3,030,000	3,444,187

		14,218,100

Internet Software & Services–0.04%

Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	102,000	100,470

7.00%, 07/15/21	100,000	110,000

		210,470

Investment Banking & Brokerage–1.97%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (d)	2,400,000	2,664,000

Lazard Group LLC, Sr. Unsec. Notes, 4.25%, 11/14/20	1,065,000	1,065,986

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	505,000	555,769

Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	450,000	471,626

Sr. Unsec. Notes, 3.45%, 11/02/15	2,010,000	2,102,017

5.75%, 01/25/21	985,000	1,126,188

Unsec. Sub. Medium-Term Notes, 4.10%, 05/22/23	3,040,000	2,935,393

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	170,000	181,306

		11,102,285

	Principal Amount	Value

Leisure Facilities–0.02%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	$75,000	$73,875

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	50,000	53,375

		127,250

Life & Health Insurance–1.33%

Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	50,000	57,167

MetLife Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,200,000	1,950,865

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	735,000	794,047

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	425,000	479,282

Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,640,000	2,009,000

Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	130,000	162,184

Series D, Sr. Unsec. Medium-Term Notes, 4.75%, 09/17/15	550,000	588,653

Series D, Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	1,405,000	1,455,401

		7,496,599

Managed Health Care–0.17%

Cigna Corp., Sr. Unsec. Global Notes, 5.38%, 02/15/42	725,000	762,349

Sr. Unsec. Notes, 4.50%, 03/15/21	180,000	192,651

WellCare Health Plans, Inc., Sr. Unsec. Notes, 5.75%, 11/15/20	33,000	34,073

		989,073

Marine–0.02%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	124,000	125,858

Movies & Entertainment–1.36%

DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	80,000	85,800

Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	180,000	195,300

Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	125,000	125,000

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Movies & Entertainment–(continued)

Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	$285,000	$323,242

Viacom Inc., Sr. Unsec. Global Notes, 4.25%, 09/01/23	2,940,000	2,967,563

5.85%, 09/01/43	3,800,000	3,969,963

		7,666,868

Multi-Line Insurance–0.28%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	10,000	13,058

Genworth Holdings Inc., Sr. Unsec. Gtd. Global Notes, 4.90%, 08/15/23	1,428,000	1,461,534

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	73,000	85,136

		1,559,728

Multi-Sector Holdings–0.26%

MidAmerican Energy Co., Sr. Sec. First Mortgage Bonds, 3.70%, 09/15/23	1,441,000	1,451,993

Multi-Utilities–0.40%

Dominion Gas Holdings LLC, Sr. Unsec. Notes, 3.55%, 11/01/23(b)	2,320,500	2,280,172

Office REIT’s–0.12%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	675,000	706,280

Office Services & Supplies–0.00%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	5,000	5,425

Oil & Gas Drilling–0.05%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	46,000	49,508

Parker Drilling Co., Sr. Unsec. Gtd. Notes, 7.50%, 08/01/20(b)	58,000	61,190

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	95,000	101,887

6.63%, 11/15/20	48,000	51,540

		264,125

Oil & Gas Equipment & Services–0.12%

Basic Energy Services, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 02/15/19	94,000	98,230

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	12,000	12,750

	Principal Amount	Value

Oil & Gas Equipment & Services–(continued)

Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	$230,000	$234,025

Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	171,000	170,786

Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	152,000	154,280

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	25,000	25,688

		695,759

Oil & Gas Exploration & Production–1.22%

Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/01/20	59,000	62,098

Sr. Unsec. Gtd. Notes, 5.38%, 11/01/21(b)	124,000	126,170

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	25,000	25,500

6.75%, 11/01/20	80,000	83,200

Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	176,000	187,440

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	105,000	114,187

8.25%, 09/01/21	116,000	127,890

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	25,000	28,125

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	40,000	43,200

6.63%, 08/15/20	96,000	107,640

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	155,000	164,300

Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec. Bonds, 5.50%, 12/15/21(b)	600,000	659,504

Energy XXI Gulf Coast, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 12/15/21(b)	167,000	175,350

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	109,000	110,907

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	172,000	168,560

GeoPark Latin America Ltd. Agencia en Chile (Chile), Sr. Sec. Gtd. Notes, 7.50%, 02/11/20(b)	350,000	355,205

Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	225,000	230,062

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/01/22(b)	$23,000	$23,144

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	7,000	7,648

MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.50%, 03/15/21(b)	130,000	136,500

Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/01/21	15,000	15,488

Pertamina Persero PT (Indonesia), Sr. Unsec. Notes, 4.30%, 05/20/23(b)	200,000	171,276

4.88%, 05/03/22(b)	200,000	183,967

5.63%, 05/20/43(b)	200,000	158,719

6.00%, 05/03/42(b)	200,000	166,697

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	1,930,000	1,978,346

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Bonds, 5.50%, 06/27/44	200,000	178,346

Sr. Unsec. Gtd. Global Notes, 6.50%, 06/02/41	100,000	101,743

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	25,000	23,563

Sr. Unsec. Notes, 5.38%, 10/01/22	21,000	20,370

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	25,000	24,688

5.75%, 06/01/21	160,000	171,200

Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	56,000	56,560

Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	56,000	56,280

SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	177,000	186,292

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	125,000	135,312

6.63%, 02/15/19	110,000	117,425

Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	103,000	107,378

5.75%, 03/15/21(b)	72,000	75,060

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	21,000	21,315

		6,886,655

	Principal Amount	Value

Oil & Gas Refining & Marketing–0.03%

CVR Refining LLC/Coffeyville Finance Inc., Sec. Gtd. Global Notes, 6.50%, 11/01/22	$153,000	$151,853

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	33,000	37,166

		189,019

Oil & Gas Storage & Transportation–1.23%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	88,000	94,600

6.13%, 07/15/22	5,000	5,400

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	75,000	79,031

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	113,000	115,684

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	85,000	87,975

El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	820,000	710,608

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	129,000	147,705

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	1,005,000	1,153,211

Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	420,000	502,373

Kinder Morgan Energy Partners, L.P., Sr. Unsec. Notes, 4.15%, 02/01/24	1,368,000	1,340,024

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	200,000	204,500

6.50%, 08/15/21	84,000	91,140

NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	148,000	150,960

Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/20	56,000	62,230

Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	72,000	74,880

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	28,000	29,330

Sr. Unsec. Gtd. Notes, 6.50%, 07/15/21	32,000	34,480

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	$11,000	$11,770

6.88%, 02/01/21	205,000	222,425

Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	35,000	37,975

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	95,000	98,088

6.13%, 10/15/21	28,000	29,050

Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	255,000	308,591

Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	1,305,000	1,351,231

		6,943,261

Other Diversified Financial Services–2.96%

Bank of America Corp., Sr. Unsec. Global Notes, 4.50%, 04/01/15	40,000	41,939

6.50%, 08/01/16	10,000	11,357

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	2,145,000	2,268,827

Sr. Unsec. Notes, 4.75%, 05/19/15	25,000	26,408

Unsec. Sub. Global Notes, 5.50%, 09/13/25	4,535,000	4,800,372

Series A, Jr. Unsec. Sub. Global Notes, 5.95% (d)	1,495,000	1,401,563

ING US Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	3,335,000	3,251,625

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 6.30%, 04/23/19	190,000	225,932

Series Q, Jr. Unsec. Sub. Global Notes, 5.15% (d)	1,940,000	1,748,425

Series R, Jr. Unsec. Sub. Global Notes, 6.00% (d)	2,980,000	2,883,150

Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	75,000	79,875

		16,739,473

Packaged Foods & Meats–0.31%

Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.50%, 01/25/22(b)	250,000	252,965

4.88%, 06/30/20(b)	1,065,000	1,120,828

JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	40,000	41,900

	Principal Amount	Value

Packaged Foods & Meats–(continued)

Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	$95,000	$100,700

Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(b)	12,000	12,330

Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	80,000	84,000

Sun Merger Sub, Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	24,000	25,140

5.88%, 08/01/21(b)	24,000	24,720

Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	65,000	66,950

		1,729,533

Paper Packaging–0.68%

Beverage Packaging Holdings Luxembourg II S.A., Sr. Unsec. Gtd. Notes, 5.63%, 12/15/16(b)	14,000	14,350

Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/23	3,020,000	3,062,967

Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	800,000	778,166

		3,855,483

Paper Products–0.08%

International Paper Co., Sr. Unsec. Global Notes, 4.75%, 02/15/22	265,000	281,400

Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	19,000	18,525

PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	126,000	127,575

		427,500

Personal Products–0.55%

Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	2,005,000	2,003,380

Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	1,340,000	1,116,943

		3,120,323

Pharmaceuticals–1.28%

AbbVie Inc., Sr. Unsec. Global Notes, 4.40%, 11/06/42	1,435,000	1,322,423

Actavis Inc., Sr. Unsec. Global Notes, 1.88%, 10/01/17	1,000,000	1,001,378

Bristol-Meyers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	1,526,000	1,944,705

Perrigo Co. Ltd., Sr. Unsec. Gtd. Notes, 4.00%, 11/15/23(b)	1,480,000	1,478,595

Unsec. Gtd. Notes, 5.30%, 11/15/43(b)	1,110,000	1,116,497

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Pharmaceuticals–(continued)

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	$43,000	$43,484

6.38%, 10/15/20(b)	150,000	159,000

6.75%, 08/15/21(b)	25,000	26,562

Sr. Unsec. Notes, 6.75%, 08/15/18(b)	50,000	55,375

7.50%, 07/15/21(b)	50,000	55,500

		7,203,519

Property & Casualty Insurance–0.98%

Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	3,520,000	3,586,000

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	20,000	22,998

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Notes, 4.25%, 06/15/23(b)	1,920,000	1,898,313

		5,507,311

Railroads–0.21%

CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	900,000	954,029

Georgian Railway JSC (Georgia), Sr. Unsec. Notes, 7.75%, 07/11/22(b)	200,000	216,446

		1,170,475

Real Estate Development–0.03%

Country Garden Holdings Co. Ltd. (China), Sr. Unsec. Gtd. Notes, 7.50%, 01/10/23(b)	200,000	193,979

Real Estate Services–0.01%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	28,000	30,030

Regional Banks–0.64%

Banco Internacional del Peru SAA (Peru), Sr. Unsec. Bonds, 5.75%, 10/07/20(b)	400,000	409,525

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	1,550,000	1,531,685

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	650,000	759,990

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	465,000	532,270

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	60,000	68,100

Unsec. Sub. Global Notes, 5.13%, 06/15/17	185,000	190,318

Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80%(d)	120,000	107,700

		3,599,588

	Principal Amount	Value

Reinsurance–0.30%

Reinsurance Group of America Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	$1,650,000	$1,711,566

Research & Consulting Services–0.02%

FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	102,000	109,395

Residential REIT’s–0.36%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	2,135,000	2,044,536

Restaurants–0.81%

Starbucks Corp., Sr. Unsec. Global Notes, 3.85%, 10/01/23	4,537,000	4,591,834

Retail REIT’s–0.53%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	2,115,000	2,100,863

Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	610,000	602,419

WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	250,000	299,719

		3,003,001

Security & Alarm Services–0.01%

ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21(b)	70,000	73,500

Semiconductor Equipment–0.05%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	180,000	185,400

Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	112,000	119,000

		304,400

Semiconductors–0.09%

Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	204,000	220,320

10.75%, 08/01/20	60,000	68,400

NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	200,000	208,000

		496,720

Soft Drinks–0.04%

Fomento Economico Mexicano S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 05/10/43	300,000	254,218

Sovereign Debt–2.40%

Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	400,000	396,000

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Sovereign Debt–(continued)

Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 2.25%, 10/30/22	$200,000	$181,000

Colombia Government International Bond (Colombia), Sr. Unsec. Global Bonds, 4.38%, 07/12/21	320,000	333,600

6.13%, 01/18/41	520,000	553,800

Costa Rica Government International Bond (Costa Rica), Sr. Unsec. Notes, 4.25%, 01/26/23(b)	400,000	368,000

4.38%, 04/30/25(b)	200,000	181,500

Croatia Government International Bond (Croatia), Sr. Unsec. Notes, 5.50%, 04/04/23(b)	200,000	192,550

Dominican Republic International Bond (Dominican Repubic), Sr. Unsec. Notes, 9.04%, 01/23/18(b)	6,886	7,419

Guatemala Government Bond (Guatemala), Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(g)	520,000	637,000

REGS, Sr. Unsec. Euro Bonds, 8.13%, 10/06/19(b)(g)	90,000	110,250

Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 4.13%, 02/19/18	300,000	301,454

5.38%, 02/21/23	400,000	393,074

Indonesia Government International Bond (Indonesia), Sr. Unsec. Bonds, 6.63%, 02/17/37(b)	300,000	305,250

Sr. Unsec. Notes, 3.38%, 04/15/23(b)	300,000	258,000

3.75%, 04/25/22(b)	300,000	273,375

Lithuania Government International Bond (Lithuania), Sr. Unsec. Notes, 6.13%, 03/09/21(b)	200,000	228,650

Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	650,000	644,449

Sr. Unsec. Medium-Term Global Notes, 4.75%, 03/08/44	310,000	273,730

Namibia International Bonds (Namibia), Sr. Unsec. Notes, 5.50%, 11/03/21(b)	200,000	206,500

Nigeria Government International Bond (Nigeria), Sr. Unsec. Bonds, 5.13%, 07/12/18(b)	200,000	205,500

6.38%, 07/12/23(b)	200,000	206,500

Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 5.20%, 01/30/20	1,250,000	1,359,375

Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec. Notes, 4.00%, 11/21/18(b)	200,000	198,000

Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	436,000	610,400

	Principal Amount	Value

Sovereign Debt–(continued)

Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 5.00%, 01/13/37	$300,000	$316,500

Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 5.00%, 03/23/22	60,000	64,530

5.13%, 04/21/21	220,000	240,471

Qatar Government International Bond (Qatar), Sr. Unsec. Notes, 6.40%, 01/20/40(b)	1,100,000	1,265,000

Republic of Angola Via Northern Lights III BV (Angola), REGS, Sr. Unsec. Euro Notes, 7.00%, 08/16/19(b)	450,000	488,250

Republic of Paraguay (Paraguay), Sr. Unsec. Bonds, 4.63%, 01/25/23(b)	400,000	379,000

Republic of Serbia (Serbia), Sr. Unsec. Bonds, 4.88%, 02/25/20(b)	200,000	187,750

Romanian Government International Bond (Romania), Sr. Unsec. Notes, 4.38%, 08/22/23(b)	230,000	222,812

6.75%, 02/07/22(b)	110,000	125,043

Turkey Government International Bond (Turkey), Sr. Unsec. Global Bonds, 5.63%, 03/30/21	150,000	156,450

Sr. Unsec. Global Notes, 6.75%, 05/30/40	100,000	103,301

Unsec. Global Notes, 4.88%, 04/16/43	200,000	161,700

6.00%, 01/14/41	200,000	187,500

Ukraine Government International Bond (Ukraine), Sr. Unsec. Notes, 6.75%, 11/14/17(b)	150,000	132,750

7.50%, 04/17/23(b)	750,000	641,400

Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec. Notes, 6.03%, 07/05/22(b)	200,000	205,750

Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec. Bonds, 2.99%, 07/06/16(b)	250,000	261,478

		13,565,061

Specialized Finance–2.43%

Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	10,000	10,800

7.63%, 04/15/20	195,000	220,594

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	81,000	80,595

5.25%, 03/15/18	90,000	97,200

Sr. Unsec. Notes, 5.50%, 02/15/19(b)	205,000	221,912

CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	1,325,000	1,398,736

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Specialized Finance–(continued)

International Lease Finance Corp., Sr. Sec. Gtd. Notes, 6.50%, 09/01/14(b)	$1,915,000	$1,996,387

Sr. Unsec. Global Notes, 4.63%, 04/15/21	65,000	63,375

4.88%, 04/01/15	1,050,000	1,092,656

5.75%, 05/15/16	400,000	429,500

5.88%, 04/01/19	20,000	21,613

5.88%, 08/15/22	155,000	159,747

8.75%, 03/15/17	85,000	100,003

Sr. Unsec. Notes, 8.25%, 12/15/20	155,000	184,062

Moody’s Corp., Sr. Unsec. Global Notes, 4.88%, 02/15/24	4,595,000	4,621,731

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	2,130,000	2,924,240

Waha Aerospace B.V. (United Arab Emirates), Sr. Unsec. Gtd. Bonds, 3.93%, 07/28/20(b)	70,000	74,209

		13,697,360

Specialized REIT’s–1.90%

American Tower Corp., Sr. Unsec. Global Notes, 3.50%, 01/31/23	1,250,000	1,147,006

4.63%, 04/01/15	430,000	451,164

Sr. Unsec. Notes, 4.50%, 01/15/18	100,000	107,903

EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,880,000	4,474,007

HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	1,305,000	1,301,686

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	65,000	70,038

RHP Hotel Properties L.P./RHP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/15/21	115,000	113,275

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,495,000	1,556,669

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	1,500,000	1,488,774

		10,710,522

Specialty Chemicals–0.07%

Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	51,000	51,893

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	10,000	9,750

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	63,000	67,252

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	220,000	215,600

PQ Corp., Sec. Notes, 8.75%, 05/01/18(b)	35,000	38,325

		382,820

	Principal Amount	Value

Specialty Stores–0.06%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	$200,000	$217,000

Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	55,000	54,863

Sr. Unsec. Gtd. Notes, 5.75%, 06/01/22	66,000	68,887

		340,750

Steel–0.91%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.25%, 08/05/15	30,000	31,140

5.00%, 02/25/17	400,000	428,499

5.75%, 08/05/20	17,000	17,984

6.13%, 06/01/18	845,000	924,428

6.75%, 02/25/22	20,000	21,777

7.25%, 03/01/41	1,280,000	1,221,428

OJSC Novolipetsk Steel via Steel Funding Ltd. (Russia), Sr. Unsec. Notes, 4.45%, 02/19/18(b)	500,000	497,605

Samarco Mineracao S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 11/01/22(b)	300,000	269,033

Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/19	60,000	64,950

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	138,000	144,900

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	160,000	170,000

Sr. Unsec. Notes, 7.00%, 02/01/18	50,000	54,250

7.38%, 04/01/20	22,000	23,430

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	730,000	743,297

Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	600,000	531,632

		5,144,353

Technology Distributors–0.01%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	50,000	52,500

Tires & Rubber–0.05%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	45,000	47,700

Gajah Tunggal Tbk PT (Indonesia), Sr. Sec. Gtd. Notes, 7.75%, 02/06/18(b)	200,000	196,502

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Tires & Rubber–(continued)

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	$50,000	$53,250

		297,452

Tobacco–1.02%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	1,845,000	1,985,601

Phillip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/23	3,811,000	3,750,983

		5,736,584

Trading Companies & Distributors–0.03%

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 09/01/22	21,000	23,048

United Rentals North America Inc., Sec. Gtd. Global Notes, 5.75%, 07/15/18	5,000	5,388

Sr. Unsec. Global Notes, 8.25%, 02/01/21	65,000	74,181

Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	25,000	25,937

WESCO Distribution, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 12/15/21(b)	24,000	24,240

		152,794

Trucking–0.07%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	120,000	131,400

9.75%, 03/15/20	15,000	17,625

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	100,000	104,250

6.75%, 04/15/19	120,000	129,900

		383,175

Wireless Telecommunication Services–1.31%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	200,000	168,071

Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	1,115,000	1,170,508

Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.13%, 03/11/23(b)	400,000	369,500

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	317,000	364,154

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	25,000	25,551

4.88%, 08/15/20(b)	1,835,000	1,911,291

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	$200,000	$195,000

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	75,000	78,375

6.63%, 11/15/20	255,000	271,575

6.63%, 04/01/23(b)	75,000	77,812

Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	695,000	606,157

SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	55,000	56,856

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	107,000	116,630

Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	39,000	38,903

7.00%, 08/15/20	39,000	42,218

11.50%, 11/15/21	15,000	19,763

Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	105,000	117,337

9.00%, 11/15/18(b)	40,000	48,550

Sprint Corp., Sr. Unsec. Gtd. Notes, 7.88%, 09/15/23(b)	38,000	41,515

T-Mobile USA, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 01/15/24	57,000	57,998

6.54%, 04/28/20	22,000	23,320

6.63%, 04/28/21	5,000	5,275

6.84%, 04/28/23	40,000	41,600

VimpelCom Holdings B.V. (Russia), Sr. Unsec. Gtd. Notes, 5.20%, 02/13/19(b)	300,000	300,332

5.95%, 02/13/23(b)	300,000	283,095

7.50%, 03/01/22(b)	600,000	630,420

Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	300,000	320,625

		7,382,431

Total U.S. Dollar Denominated Bonds and Notes (Cost $311,066,598)		315,636,133

U.S. Government Sponsored Mortgage-Backed Securities–24.74%

Collateralized Mortgage Obligations–0.10%

Fannie Mae REMICs, IO, 7.00%, 05/25/33	25,490	6,407

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Fannie Mae REMICS, IO, 6.00%, 07/25/33	$26,886	$4,291

Federal Deposit Insurance Co., Series 2010-S1, Class 1A, Gtd. Notes, 0.72%, 02/25/48 (Acquired 03/05/10; Cost $545,734)(b)(c)	545,734	547,073

Freddie Mac REMICS, 5.00%, 11/15/17	2,110	2,111

		559,882

Federal Home Loan Mortgage Corp. (FHLMC)–11.84%

Federal Home Loan Mortgage Corp., Pass Through Ctfs., 6.00%, 08/01/14 to 02/01/34	648,994	710,270

5.50%, 05/01/16 to 07/01/40	7,935,193	8,744,394

6.50%, 05/01/16 to 09/01/36	1,495,651	1,663,740

7.00%, 06/01/16 to 10/01/34	2,704,833	3,122,686

7.50%, 04/01/17 to 05/01/35	1,165,301	1,411,354

3.50%, 08/01/26	2,254,647	2,377,098

8.50%, 08/01/31	104,308	130,110

8.00%, 08/01/32	86,610	105,305

5.00%, 07/01/34 to 06/01/40	8,466,419	9,202,560

4.50%, 06/01/41	5,623,229	6,009,071

Pass Through Ctfs., TBA, 3.50%, 12/01/43(h)	17,500,000	17,612,793

4.00%, 12/01/43(h)	10,100,000	10,500,449

Pass Through Ctfs., ARM, 2.86%, 12/01/36(c)	229,350	244,407

2.96%, 02/01/37(c)	72,298	77,008

2.63%, 05/01/37(c)	493,931	524,925

2.37%, 06/01/43(c)	4,414,350	4,389,828

		66,825,998

Federal National Mortgage Association (FNMA)–11.91%

Federal National Mortgage Association, Pass Through Ctfs., 7.50%, 11/01/15 to 08/01/37	1,496,835	1,760,434

7.00%, 12/01/15 to 02/01/34	1,182,872	1,291,586

6.50%, 05/01/16 to 01/01/37	463,764	517,827

6.00%, 05/01/17 to 10/01/39	246,681	271,220

5.00%, 03/01/18 to 12/01/39	2,695,513	2,938,324

5.50%, 11/01/18 to 06/01/40	3,719,788	4,078,283

8.00%, 08/01/21 to 04/01/33	197,093	232,570

9.50%, 04/01/30	45,673	55,062

8.50%, 10/01/32	158,182	192,450

Pass Through Ctfs., TBA, 3.00%, 12/01/28 to 12/01/43(h)	14,200,000	13,931,145

3.50%, 12/01/43(h)	13,700,000	13,812,918

4.00%, 12/01/43(h)	12,960,000	13,522,950

4.50%, 12/01/43(h)	12,400,000	13,233,125

Federal National Mortgage Association, ARM, Pass Through Ctfs., 2.34%, 05/01/35(c)	736,643	782,518

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

2.53%, 01/01/37(c)	$365,831	$389,354

2.58%, 03/01/38(c)	194,487	205,991

		67,215,757

Government National Mortgage Association (GNMA)–0.89%

Government National Mortgage Association, Pass Through Ctfs., 7.50%, 06/15/23 to 05/15/32	51,047	57,077

9.00%, 09/15/24 to 10/15/24	22,634	22,855

8.50%, 02/15/25	7,425	7,552

8.00%, 08/15/25 to 09/15/26	79,268	87,762

6.56%, 01/15/27	166,655	186,489

7.00%, 04/15/28 to 09/15/32	456,956	523,124

6.00%, 11/15/28 to 02/15/33	142,758	159,760

6.50%, 01/15/29 to 09/15/34	337,998	377,620

5.50%, 06/15/35	234,059	258,675

5.00%, 07/15/35 to 08/15/35	75,536	82,375

Pass Through Ctfs., ARM, 2.00%, 01/20/25 to 05/20/25(c)	90,088	94,018

3.00%, 06/20/25(c)	10,841	11,252

Pass Through Ctfs., TBA, 4.00%, 12/01/43(h)	3,000,000	3,162,539

		5,031,098

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $138,735,443)		139,632,735

Asset-Backed Securities–19.77%

AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	3,135,000	3,252,843

Banc of America Mortgage Trust, Series 2005-12, Class A2, Floating Rate Pass Through Ctfs., 1.07%, 01/25/36(c)	618,807	544,897

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.30%, 08/25/33(c)	754,134	749,024

Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, Floating Rate Pass Through Ctfs., 2.49%, 11/25/34(c)	4,677,462	4,537,094

Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T18, Class A4, Variable Rate Pass Through Ctfs., 4.93%, 02/13/42(c)	43,090	44,796

Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.44%, 03/11/39(c)	14,792	14,959

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Boca Hotel Portfolio Trust, Series 2013-BOCA, Class B, Floating Rate Pass Through Ctfs., 1.92%, 08/15/26(b)(c)	$2,500,000	$2,506,901

CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, Variable Rate Pass Through Ctfs., 5.56%, 12/15/47(b)(c)	5,000,000	5,412,157

CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class B, Floating Rate Pass Through Ctfs., 1.97%, 05/15/30(b)(c)	2,570,000	2,577,058

Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.60%, 09/25/34(c)	4,256,720	4,154,925

Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.30%, 08/25/34(c)	2,189,790	2,209,641

COMM Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.22%, 06/08/30(b)(c)	2,875,000	2,864,810

Countrywide Asset-Backed Ctfs., Series 2003-1, Class 3A, Floating Rate Pass Through Ctfs., 0.85%, 06/25/33(c)	177,855	169,822

Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-13, Class A10, Pass Through Ctfs., 6.00%, 08/25/37	1,160,667	1,044,664

Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(c)	609,246	618,956

Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $218,645)(b)	212,277	216,058

First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 2A1, Pass Through Ctfs., 5.00%, 11/25/20	373,330	382,352

Series 2006-FA5, Class A3, Pass Through Ctfs., 6.25%, 08/25/36	501,481	426,894

Fontainebleau Miami Beach Trust, Series 2012, Class B, Pass Through Ctfs., 3.88%, 05/05/27(b)	3,000,000	3,118,636

GS Mortgage Securities Trust, Series 2013-GC14, Class B, Variable Rate Pass Through Ctfs., 4.78%, 08/10/46(b)(c)	4,000,000	4,139,744

Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, Floating Rate Pass Through Ctfs., 0.62%, 06/20/35(c)	48,144	46,965

Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/30(b)	1,500,000	1,507,500

	Principal Amount	Value

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class B, Variable Rate Pass Through Ctfs., 3.81%, 12/15/47(b)(c)	$5,000,000	$4,844,145

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	900,000	993,056

LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, Pass Through Ctfs., 5.35%, 11/15/38	300,000	331,812

Lehman Mortgage Trust, Series 2006-1, Class 3A5, Pass Through Ctfs., 5.50%, 02/25/36	744,878	735,893

MBNA Credit Card Master Note Trust, Series 2004-B1, Pass Through Ctfs., 4.45%, 08/15/16	4,200,000	4,246,588

Merrill Lynch Mortgage Investors Trust, Series 2005-A5 Class A9, Floating Rate Pass Through Ctfs., 2.52%, 06/25/35(c)	5,025,082	4,901,055

Morgan Stanley Capital I Trust, Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	1,119	1,119

Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, Floating Rate Pass Through Ctfs., 0.71%, 08/25/31(c)	351,328	249,438

RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(c)	2,842,718	2,883,208

Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,545,000	1,611,413

Sequoia Mortgage Trust, Series 2013-3, Class A1, Variable Rate Pass Through Ctfs., 2.00%, 03/25/43(c)	3,024,407	2,655,823

Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/43(c)	2,832,634	2,738,200

Series 2013-6, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 05/25/43(c)	3,814,488	3,597,066

Series 2013-7, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 06/25/43(c)	2,477,088	2,337,680

Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/43(b)(c)	4,605,796	4,483,054

Sierra Timeshare Receivables Funding LLC, Series 2013-2, Class 2A, Pass Through Ctfs., 2.28%, 11/20/25(b)	2,052,080	2,065,478

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, Floating Rate Pass Through Ctfs., 0.71%, 05/25/35(c)	$41,645	$38,767

Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 4A2, Floating Rate Pass Through Ctfs., 5.09%, 04/25/47(c)	1,046,631	708,204

Structured Asset Investment Loan Trust, Series 2003-BC12, Class 3A, Floating Rate Pass Through Ctfs., 0.91%, 11/25/33(c)	26,643	25,691

Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, Pass Through Ctfs., 6.00%, 12/25/35	778,498	709,954

Thornburg Mortgage Securities Trust, Series 2003-6, Class A2, Floating Rate Pass Through Ctfs., 1.17%, 12/25/33(c)	2,189,450	2,031,452

UBS Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, Variable Rate Pass Through Ctfs., 5.87%, 01/10/45(b)(c)	4,500,000	4,953,724

Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(c)	1,515,000	1,600,960

Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(c)	1,680,000	1,790,614

WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.42%, 08/25/33(c)	1,666,838	1,675,174

Series 2005-AR10, Class 1A3, Floating Rate Pass Through Ctfs., 2.43%, 09/25/35(c)	525,000	481,279

Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(c)	1,335,615	1,339,066

Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(c)	1,778,090	1,798,864

WFRBS Commercial Mortgage Trust, Series 2011-C5, Class B, Variable Rate Pass Through Ctfs., 5.64%, 11/15/44(b)(c)	5,000,000	5,617,030

Series 2013-C12, Class A2, Pass Through Ctfs., 2.07%, 03/15/48	2,415,000	2,436,072

Series 2013-C15, Class B, Variable Rate Pass Through Ctfs., 4.49%, 08/15/46(c)	3,800,000	3,865,485

Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 4.99%, 09/15/46(c)	3,127,000	3,309,248

Total Asset-Backed Securities (Cost $109,574,479)		111,597,308

	Principal Amount		Value

U.S. Treasury Securities–5.65%

U.S. Treasury Bills–0.33%

0.08%, 05/01/14(i)(j)		$1,050,000	$1,049,528

0.09%, 05/01/14(i)(j)		275,000	274,924

0.10%, 05/01/14(i)(j)		100,000	99,973

0.11%, 05/01/14(i)(j)		400,000	399,890

			1,824,315

U.S. Treasury Notes–2.86%

1.25%, 10/31/18		6,917,000	6,887,556

1.75%, 10/31/20		1,625,000	1,590,980

2.75%, 11/15/23		7,658,000	7,662,051

			16,140,587

U.S. Treasury Bonds–2.46%

3.63%, 08/15/43		14,375,000	13,892,948

Total U.S. Treasury Securities (Cost $31,948,019)			31,857,850

Non-U.S. Dollar Denominated Bonds & Notes–2.70%(k)

Broadcasting–0.02%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	100,000	135,860

Casinos & Gaming–0.02%

Codere Finance Luxembourg S.A. (Spain), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	50,000	38,041

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	75,000	73,581

			111,622

Diversified Banks–0.01%

Itau Unibanco Holding S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 11/23/15(b)	BRL	150,000	63,507

Electric Utilities–0.04%

RusHydro JSC via RusHydro Finance Ltd. (Russia), Sr. Unsec. Medium-Term Euro Loan Participation Notes, 7.88%, 10/28/15	RUB	8,000,000	240,580

Food Distributors–0.03%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	100,000	175,504

Hotels, Resorts & Cruise Lines–0.03%

Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	100,000	177,345

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount		Value

Independent Power Producers & Energy Traders–0.03%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	100,000	$174,277

Investment Banking & Brokerage–0.03%

Morgan Stanley (United States), Sr. Unsec. Notes, 10.09%, 05/03/17(b)	BRL	340,000	140,192

Leisure Facilities–0.03%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	100,000	143,672

Other Diversified Financial Services–0.07%

Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	100,000	188,186

Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	100,000	185,731

			373,917

Sovereign Debt–2.36%

Mexican Bonos (Mexico), Series M, Bonds, 7.75%, 11/13/42	MXN	60,000,000	4,635,137

Series M, Bonds, 7.75%, 05/29/31	MXN	4,500,000	358,678

Series M20, Bonds, 10.00%, 12/05/24	MXN	1,300,000	129,092

New Zealand Government Bond (New Zealand), Series 423, Sr. Unsec. Bonds, 5.50%, 04/15/23	NZD	6,000,000	5,148,739

Peruvian Government International Bond (Peru), Sr. Unsec. Notes, 8.60%, 08/12/17(b)	PEN	210,000	86,543

Republic of Costa Rica (Costa Rica), Unsec. Bonds, 11.50%, 12/21/22(b)	CRC	90,000,000	205,710

Slovenia Government Bond (Slovenia), Series RS66, Sr. Unsec. Euro Bonds, 4.63%, 09/09/24	EUR	2,200,000	2,776,736

			13,340,635

Wireless Telecommunication Services–0.03%

Mobile Challenger Intermediate Group S.A. (Switzerland), Sr. Sec. PIK Notes, 8.75%, 03/15/19(b)	EUR	100,000	139,596

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $15,410,727)			15,216,707

	Shares	Value

Preferred Stocks–2.68%

Consumer Finance–0.00%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)	4	$3,864

Diversified Banks–0.78%

CoBank ACB, Series F, 6.25% Pfd.(b)	20,000	1,981,876

Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Pfd	3,072	75,694

Wells Fargo & Co., 5.85% Pfd.	97,000	2,349,340

		4,406,910

Investment Banking & Brokerage–1.09%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	78,000	1,772,160

Morgan Stanley, Series E, 7.13% Pfd.	164,000	4,354,446

		6,126,606

Multi-Line Insurance–0.02%

Hartford Financial Services Group Inc. (The), 7.88% Pfd.	4,070	118,152

Office REIT’s–0.00%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	200	4,906

Other Diversified Financial Services–0.54%

Citigroup Inc., Series K, 6.88% Pfd.	120,000	3,014,700

Regional Banks–0.12%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	27,000	690,660

Reinsurance–0.13%

Reinsurance Group of America, Inc., 6.20% Pfd.	30,000	753,900

Tires & Rubber–0.00%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	165	10,382

Total Preferred Stocks (Cost $15,071,313)		15,130,080

	Principal Amount

Municipal Obligations–0.45%

Florida Hurricane Catastrophe Fund Finance Corp., Series 2013 A, RB, 3.00%, 07/01/20	$1,450,000	1,385,431

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	500,000	543,645

Series 2010, Build America RB, 6.66%, 04/01/57	550,000	591,300

Total Municipal Obligations (Cost $2,500,000)		2,520,376

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Shares	Value

Common Stocks–0.00%

Paper Products–0.00%

NewPage Holdings Inc. (Acquired 07/21/11 – 08/29/11; Cost $34,248) (b)(l)	160	$13,600

Money Market Funds–3.39%

Liquid Assets Portfolio –Institutional Class (m)	9,568,420	9,568,420

Premier Portfolio –Institutional Class (m)	9,568,420	9,568,420

Total Money Market Funds (Cost $19,136,840)		19,136,840

TOTAL INVESTMENTS–115.30% (Cost $643,477,667)		650,741,629

OTHER ASSETS LESS LIABILITIES–(15.30)%		(86,342,845)

NET ASSETS–100.00%		$564,398,784

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
BRL	—Brazilian Real
CAD	—Canadian Dollar
Conv.	—Convertible
CRC	—Costa Rican Colon
Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GBP	—British Pound
GNMA	—Government National Mortgage Association
Gtd.	—Guaranteed
IO	—Interest Only
Jr.	—Junior
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PEN	—Peru Nuevo Sol
Pfd.	—Preferred
PIK	—Payment in Kind
RB	—Revenue Bonds
REGS	—Regulation S
REIT	—Real Estate Investment Trust
REMICS	—Real Estate Mortgage Investment Conduits
RUB	—Russian Rouble
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
TBA	—To Be Announced
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $142,962,690, which represented 25.33% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2013 represented less than 1% of the Fund’s Net Assets.

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(k)	Foreign denominated security. Principal amount is denominated in currency indicated.

(l)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

(m)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Core Plus Bond Fund

A. Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

Invesco Core Plus Bond Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco Core Plus Bond Fund

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Invesco Core Plus Bond Fund

I.	Other Risks – The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
J.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$24,912,034	$9,368,486	$—	$34,280,520
U.S. Treasury Securities	—	31,857,850	—	31,857,850
U.S. Government Sponsored Securities	—	139,632,735	—	139,632,735
Corporate Debt Securities	—	302,071,072	0	302,071,072
Asset-Backed Securities	—	111,597,308	—	111,597,308
Municipal Obligations	—	2,520,376	—	2,520,376
Foreign Securities Debt	—	1,876,072	—	1,876,072
Foreign Sovereign Debt Securities	—	26,905,696	—	26,905,696
	$24,912,034	$625,829,595	$0	$650,741,629
Foreign Currency Contracts*	—	(115,673)	—	(115,673)
Futures*	96,408	—	—	96,408
Swap Agreements*	—	(392,320)	—	(392,320)
Total Investments	$25,008,442	$625,321,602	$0	$650,330,044

  * Unrealized appreciation (depreciation).

Invesco Core Plus Bond Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2013:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk
Swap agreements (a)	$—	$(392,320)
Currency risk
Foreign Currency Contracts (a)	37,303	(152,976)
Interest rate risk
Futures contracts (a)	157,807	(61,399)
Total	$195,110	$(606,695)
(a)	Includes cumulative appreciation (depreciation) of swap agreements, foreign currency contracts and futures contracts.

Effect of Derivative Investments for the three months ended November 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Foreign Currency Contracts*	Swap Agreements*
Realized Gain (Loss)
Credit risk	$ —	$ —	$(34,068)
Currency risk	—	60,490	—
Interest rate risk	(467,509)	—	—
Change in Unrealized Appreciation (Depreciation)
Credit risk	—	—	(25,906)
Currency risk	—	(110,413)	—
Interest rate risk	695,807	—	—
Total	$228,298	$(49,923)	$(59,974)

* The average notional value of futures contracts, foreign currency contracts and swap agreements outstanding during the period was $129,427,109, $11,012,649 and $5,500,000, respectively.

Invesco Core Plus Bond Fund

Open Foreign Currency Contracts at Period-End

		Contract to					Unrealized
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Appreciation (Depreciation)
12/09/13	Morgan Stanley & Co., Inc.	EUR	365,000	USD	484,191	$495,881	$(11,690)
12/09/13	RBC Capital Markets Corp.	GBP	416,000	USD	637,312	680,700	(43,388)
01/10/14	Citibank, N.A.	NZD	6,448,842	USD	5,253,936	5,231,378	22,558
01/13/14	Morgan Stanley & Co., Inc.	GBP	111,159	USD	178,199	181,845	(3,646)
01/14/14	Citibank, N.A.	EUR	3,921,735	USD	5,233,712	5,327,964	(94,252)
01/14/14	Citibank, N.A.	USD	2,827,453	EUR	2,092,046	2,842,198	14,745
Total foreign currency contracts							$(115,673)

Currency Abbreviations:

EUR — Euro

GBP — British Pound Sterling

NZD — New Zealand Dollar

USD — U.S. Dollar

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2 Year Treasury Notes	Long	220	March-2014	$48,465,313	$16,725
U.S. 5 Year Treasury Notes	Long	290	March-2014	35,067,344	10,719
U.S. 10 Year Treasury Notes	Short	467	March-2014	(58,550,125)	130,363
U.S. Long Bond	Short	315	March-2014	(41,186,250)	(49,880)
U.S. Ultra Bond	Short	143	March-2014	(19,894,875)	(11,519)
Total Futures Contracts – Interest Rate Risk					$96,408

Invesco Core Plus Bond Fund

Open Credit Default Swap Agreements at Period-End

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.57%	$5,500,000	$308,666	$(392,320)
(a)	Implied credit spreads represent the current level as of November 30, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2013 was $558,313,462 and $567,913,160, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $194,796,138 and $204,366,084, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$16,118,245
Aggregate unrealized (depreciation) of investment securities	(9,800,298)
Net unrealized appreciation of investment securities	$6,317,947
Cost of investments for tax purposes is $644,423,682.

Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2013

invesco.com/us	MS-EWSP-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.80%

Advertising–0.61%

Graham Holdings Co. -Class B	6,484	$4,366,974
Interpublic Group of Cos., Inc. (The)	222,853	3,877,642
Omnicom Group Inc.	57,796	4,129,524
		12,374,140

Aerospace & Defense–2.25%

Boeing Co. (The)	33,748	4,530,669
General Dynamics Corp.	43,122	3,952,563
Honeywell International Inc.	44,702	3,956,574
L-3 Communications Holdings, Inc.	39,864	4,124,329
Lockheed Martin Corp.	29,526	4,182,948
Northrop Grumman Corp.	39,060	4,401,281
Precision Castparts Corp.	16,179	4,181,463
Raytheon Co.	47,875	4,245,555
Rockwell Collins, Inc.	51,448	3,741,813
Textron Inc.	131,054	4,354,924
United Technologies Corp.	34,664	3,842,851
		45,514,970

Agricultural Products–0.21%

Archer-Daniels-Midland Co.	103,735	4,175,334

Air Freight & Logistics–0.82%

C.H. Robinson Worldwide, Inc.	63,543	3,725,526
Expeditors International of Washington, Inc.	84,853	3,686,014
FedEx Corp.	35,036	4,859,493
United Parcel Service, Inc. -Class B	42,378	4,338,660
		16,609,693

Airlines–0.49%

Delta Air Lines, Inc.	167,214	4,845,862
Southwest Airlines Co.	270,310	5,025,063
		9,870,925

Aluminum–0.22%

Alcoa Inc.	465,016	4,468,804

Apparel Retail–1.17%

Abercrombie & Fitch Co. -Class A	100,948	3,460,497
Gap, Inc. (The)	90,233	3,696,846
L Brands, Inc.	64,151	4,169,174
Ross Stores, Inc.	53,560	4,095,198
TJX Cos., Inc. (The)	69,323	4,359,030
Urban Outfitters, Inc. (b)	97,897	3,819,941
		23,600,686

Apparel, Accessories & Luxury Goods–1.22%

Coach, Inc.	68,777	3,982,188
Fossil Group, Inc. (b)	32,331	4,114,766

	Shares	Value

Apparel, Accessories & Luxury Goods–(continued)

Michael Kors Holdings Ltd. (b)	49,537	$4,039,742
PVH Corp.	30,190	4,043,045
Ralph Lauren Corp.	22,586	3,957,745
VF Corp.	19,218	4,508,159
		24,645,645

Application Software–0.99%

Adobe Systems Inc. (b)	78,670	4,466,883
Autodesk, Inc. (b)	98,410	4,453,052
Citrix Systems, Inc. (b)	50,918	3,020,456
Intuit Inc.	56,972	4,229,032
Salesforce.com, Inc. (b)	75,691	3,942,744
		20,112,167

Asset Management & Custody Banks–1.88%

Ameriprise Financial, Inc.	41,379	4,479,277
Bank of New York Mellon Corp. (The)	120,775	4,070,118
BlackRock, Inc.	14,198	4,298,444
Franklin Resources, Inc.	77,390	4,286,632
Invesco Ltd. (c)	120,970	4,215,805
Legg Mason, Inc.	110,541	4,323,259
Northern Trust Corp.	68,551	4,043,823
State Street Corp.	55,213	4,009,016
T. Rowe Price Group Inc.	52,505	4,224,552
		37,950,926

Auto Parts & Equipment–0.61%

BorgWarner, Inc.	37,917	4,063,565
Delphi Automotive PLC (United Kingdom)	66,033	3,866,232
Johnson Controls, Inc.	89,099	4,500,390
		12,430,187

Automobile Manufacturers–0.38%

Ford Motor Co.	216,560	3,698,845
General Motors Co. (b)	104,195	4,035,472
		7,734,317

Automotive Retail–0.75%

AutoNation, Inc. (b)	70,826	3,473,307
AutoZone, Inc. (b)	9,038	4,171,941
CarMax, Inc. (b)	73,557	3,703,595
O’Reilly Automotive, Inc. (b)	29,859	3,731,180
		15,080,023

Biotechnology–1.39%

Alexion Pharmaceuticals, Inc. (b)	32,918	4,098,291
Amgen Inc.	32,654	3,725,168
Biogen Idec Inc. (b)	16,008	4,657,848
Celgene Corp. (b)	25,135	4,066,089
Gilead Sciences, Inc. (b)	59,142	4,424,413

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–(continued)

Regeneron Pharmaceuticals, Inc. (b)	12,960	$3,808,425
Vertex Pharmaceuticals Inc. (b)	48,016	3,333,271
		28,113,505

Brewers–0.20%

Molson Coors Brewing Co. -Class B	75,844	3,994,703

Broadcasting–0.59%

CBS Corp. -Class B	67,748	3,967,323
Discovery Communications, Inc. -Class A (b)	48,275	4,212,959
Scripps Networks Interactive Inc. -Class A	50,616	3,775,448
		11,955,730

Building Products–0.20%

Masco Corp.	180,554	4,048,021

Cable & Satellite–0.82%

Cablevision Systems Corp. -Class A	212,879	3,569,981
Comcast Corp. -Class A	85,451	4,261,441
DIRECTV (b)	60,827	4,021,273
Time Warner Cable Inc.	33,785	4,669,763
		16,522,458

Casinos & Gaming–0.37%

International Game Technology	184,907	3,234,024
Wynn Resorts Ltd.	24,990	4,145,091
		7,379,115

Coal & Consumable Fuels–0.38%

CONSOL Energy Inc.	111,162	3,955,144
Peabody Energy Corp.	208,972	3,803,290
		7,758,434

Commodity Chemicals–0.20%

LyondellBasell Industries N.V. -Class A	52,919	4,084,288

Communications Equipment–1.28%

Cisco Systems, Inc.	154,494	3,282,998
F5 Networks, Inc. (b)	40,830	3,358,676
Harris Corp.	64,859	4,184,054
JDS Uniphase Corp. (b)	250,321	3,038,897
Juniper Networks, Inc. (b)	178,750	3,623,262
Motorola Solutions, Inc.	65,390	4,307,893
QUALCOMM, Inc.	54,786	4,031,154
		25,826,934

Computer & Electronics Retail–0.37%

Best Buy Co., Inc.	98,153	3,980,104
GameStop Corp. -Class A	71,636	3,456,437
		7,436,541

Computer Hardware–0.45%

Apple Inc.	8,081	4,493,602
Hewlett-Packard Co.	170,246	4,656,228
		9,149,830

	Shares	Value

Computer Storage & Peripherals–0.99%

EMC Corp.	139,989	$3,338,738
NetApp, Inc.	85,842	3,540,982
SanDisk Corp.	61,727	4,206,695
Seagate Technology PLC	93,349	4,577,835
Western Digital Corp.	58,379	4,380,760
		20,045,010

Construction & Engineering–0.62%

Fluor Corp.	55,903	4,349,812
Jacobs Engineering Group, Inc. (b)	64,893	3,878,655
Quanta Services, Inc. (b)	144,401	4,275,714
		12,504,181

Construction & Farm Machinery & Heavy Trucks–0.94%

Caterpillar Inc.	43,182	3,653,197
Cummins Inc.	28,106	3,720,110
Deere & Co.	45,548	3,836,964
Joy Global Inc.	69,838	3,950,037
PACCAR Inc.	66,761	3,826,073
		18,986,381

Construction Materials–0.20%

Vulcan Materials Co.	71,472	4,028,877

Consumer Electronics–0.44%

Garmin Ltd.	87,993	4,272,940
Harman International Industries, Inc.	56,535	4,581,596
		8,854,536

Consumer Finance–0.80%

American Express Co.	49,897	4,281,163
Capital One Financial Corp.	55,671	3,987,714
Discover Financial Services	73,701	3,928,263
SLM Corp.	151,688	4,042,485
		16,239,625

Data Processing & Outsourced Services–1.78%

Automatic Data Processing, Inc.	50,712	4,057,974
Computer Sciences Corp.	72,788	3,830,104
Fidelity National Information Services, Inc.	81,751	4,143,141
Fiserv, Inc. (b)	37,434	4,113,622
MasterCard, Inc. -Class A	5,638	4,289,447
Paychex, Inc.	93,164	4,074,062
Total System Services, Inc.	129,073	4,007,717
Visa Inc. -Class A	19,879	4,044,581
Western Union Co. (The)	204,091	3,402,197
		35,962,845

Department Stores–0.62%

Kohl’s Corp.	73,327	4,053,517
Macy’s, Inc.	84,056	4,476,822
Nordstrom, Inc.	65,595	4,080,665
		12,611,004

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Distillers & Vintners–0.61%

Beam Inc.	57,539	$3,885,609
Brown-Forman Corp. -Class B	53,652	4,024,973
Constellation Brands, Inc. -Class A (b)	64,008	4,506,803
		12,417,385

Distributors–0.19%

Genuine Parts Co.	47,083	3,900,356

Diversified Banks–0.60%

Comerica Inc.	92,750	4,206,213
U.S. Bancorp	101,165	3,967,691
Wells Fargo & Co.	89,056	3,920,245
		12,094,149

Diversified Chemicals–0.76%

Dow Chemical Co. (The)	94,238	3,680,936
E. I. du Pont de Nemours and Co.	63,813	3,916,842
Eastman Chemical Co.	49,114	3,783,251
FMC Corp.	53,545	3,901,289
		15,282,318

Diversified Metals & Mining–0.20%

Freeport-McMoRan Copper & Gold Inc.	113,720	3,944,947

Diversified REIT’s–0.19%

Vornado Realty Trust	44,438	3,907,433

Diversified Support Services–0.40%

Cintas Corp.	75,599	4,195,744
Iron Mountain Inc.	141,305	3,973,497
		8,169,241

Drug Retail–0.41%

CVS Caremark Corp.	62,726	4,200,133
Walgreen Co.	70,282	4,160,694
		8,360,827

Electric Utilities–2.44%

American Electric Power Co., Inc.	88,158	4,148,715
Duke Energy Corp.	57,320	4,010,107
Edison International	83,607	3,863,479
Entergy Corp.	59,555	3,685,859
Exelon Corp.	124,538	3,351,318
FirstEnergy Corp.	101,247	3,303,690
NextEra Energy, Inc.	47,428	4,011,935
Northeast Utilities	93,256	3,830,956
Pepco Holdings, Inc.	206,787	3,945,496
Pinnacle West Capital Corp.	69,773	3,723,087
PPL Corp.	125,244	3,846,243
Southern Co. (The)	91,731	3,727,031
Xcel Energy, Inc.	135,937	3,808,955
		49,256,871

Electrical Components & Equipment–0.98%

AMETEK, Inc.	83,236	4,096,876
Eaton Corp. PLC	55,803	4,054,646
Emerson Electric Co.	58,671	3,930,370

	Shares	Value

Electrical Components & Equipment–(continued)

Rockwell Automation, Inc.	35,769	$4,062,643
Roper Industries, Inc.	28,742	3,727,838
		19,872,373

Electronic Components–0.42%

Amphenol Corp. -Class A	48,612	4,132,020
Corning Inc.	256,647	4,383,531
		8,515,551

Electronic Equipment & Instruments–0.17%

FLIR Systems, Inc.	117,969	3,500,140

Electronic Manufacturing Services–0.53%

Jabil Circuit, Inc.	158,737	3,217,599
Molex Inc.	97,213	3,756,310
TE Connectivity Ltd. (Switzerland)	70,309	3,706,691
		10,680,600

Environmental & Facilities Services–0.59%

Republic Services, Inc.	113,858	3,974,783
Stericycle, Inc. (b)	32,777	3,850,642
Waste Management, Inc.	91,888	4,197,444
		12,022,869

Fertilizers & Agricultural Chemicals–0.60%

CF Industries Holdings, Inc.	19,384	4,213,694
Monsanto Co.	36,065	4,087,247
Mosaic Co. (The)	81,698	3,913,334
		12,214,275

Food Distributors–0.19%

Sysco Corp.	114,274	3,843,035

Food Retail–0.61%

Kroger Co. (The)	96,267	4,019,147
Safeway Inc.	133,238	4,659,333
Whole Foods Market, Inc.	65,791	3,723,771
		12,402,251

Footwear–0.22%

NIKE, Inc. -Class B	55,327	4,378,579

Gas Utilities–0.41%

AGL Resources Inc.	85,335	3,971,491
ONEOK, Inc.	73,499	4,268,087
		8,239,578

General Merchandise Stores–0.74%

Dollar General Corp. (b)	66,115	3,764,588
Dollar Tree, Inc. (b)	68,476	3,810,689
Family Dollar Stores, Inc.	52,111	3,635,785
Target Corp.	58,929	3,767,331
		14,978,393

Gold–0.16%

Newmont Mining Corp.	133,238	3,308,299

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Distributors–0.87%

AmerisourceBergen Corp.	62,331	$4,396,205
Cardinal Health, Inc.	70,866	4,577,944
McKesson Corp.	29,193	4,842,827
Patterson Cos. Inc.	91,820	3,809,612
		17,626,588

Health Care Equipment–2.75%

Abbott Laboratories	107,751	4,115,011
Baxter International Inc.	52,344	3,582,947
Becton, Dickinson and Co.	37,576	4,080,378
Boston Scientific Corp. (b)	317,341	3,674,809
C.R. Bard, Inc.	31,674	4,398,885
CareFusion Corp. (b)	101,057	4,027,121
Covidien PLC	62,155	4,242,700
Edwards Lifesciences Corp. (b)	52,468	3,438,228
Intuitive Surgical, Inc. (b)	10,019	3,776,161
Medtronic, Inc.	70,125	4,019,565
St. Jude Medical, Inc.	71,134	4,155,648
Stryker Corp.	53,583	3,987,647
Varian Medical Systems, Inc. (b)	50,399	3,933,642
Zimmer Holdings, Inc.	45,881	4,193,982
		55,626,724

Health Care Facilities–0.20%

Tenet Healthcare Corp. (b)	93,418	4,030,987

Health Care Services–0.76%

DaVita HealthCare Partners Inc. (b)	67,395	4,013,372
Express Scripts Holding Co. (b)	57,163	3,849,928
Laboratory Corp. of America Holdings (b)	37,311	3,800,126
Quest Diagnostics Inc.	61,164	3,727,334
		15,390,760

Health Care Supplies–0.20%

DENTSPLY International Inc.	85,180	4,051,161

Health Care Technology–0.22%

Cerner Corp. (b)	76,711	4,408,581

Home Entertainment Software–0.15%

Electronic Arts Inc. (b)	140,881	3,124,741

Home Furnishings–0.18%

Leggett & Platt, Inc.	122,588	3,703,383

Home Improvement Retail–0.39%

Home Depot, Inc. (The)	50,023	4,035,355
Lowe’s Cos., Inc.	80,181	3,806,994
		7,842,349

Homebuilding–0.60%

D.R. Horton, Inc.	196,307	3,902,583
Lennar Corp. -Class A	108,970	3,896,767
PulteGroup Inc.	227,441	4,266,793
		12,066,143

	Shares	Value

Home Furnishing Retail–0.20%

Bed Bath & Beyond Inc. (b)	51,029	$3,981,793

Hotels, Resorts & Cruise Lines–0.80%

Carnival Corp.	100,382	3,624,794
Marriott International Inc. -Class A	87,664	4,121,961
Starwood Hotels & Resorts Worldwide, Inc.	55,188	4,110,402
Wyndham Worldwide Corp.	60,514	4,339,459
		16,196,616

Household Appliances–0.21%

Whirlpool Corp.	27,425	4,189,443

Household Products–0.82%

Clorox Co. (The)	44,777	4,171,873
Colgate-Palmolive Co.	63,222	4,160,640
Kimberly-Clark Corp.	39,264	4,286,058
Procter & Gamble Co. (The)	47,530	4,002,977
		16,621,548

Housewares & Specialties–0.21%

Newell Rubbermaid Inc.	139,521	4,234,462

Human Resource & Employment Services–0.19%

Robert Half International, Inc.	98,720	3,813,554

Hypermarkets & Super Centers–0.40%

Costco Wholesale Corp.	32,105	4,026,930
Wal-Mart Stores, Inc.	50,528	4,093,273
		8,120,203

Independent Power Producers & Energy Traders–0.39%

AES Corp. (The)	283,144	4,125,408
NRG Energy, Inc.	138,442	3,663,175
		7,788,583

Industrial Conglomerates–0.62%

3M Co.	31,680	4,229,597
Danaher Corp.	53,859	4,028,653
General Electric Co.	158,003	4,212,360
		12,470,610

Industrial Gases–0.58%

Air Products and Chemicals, Inc.	35,395	3,852,038
Airgas, Inc.	36,176	3,929,799
Praxair, Inc.	31,188	3,937,797
		11,719,634

Industrial Machinery–2.18%

Allegion PLC (b)	43,675	1,888,507
Dover Corp.	42,221	3,831,134
Flowserve Corp.	61,595	4,396,651
Illinois Tool Works Inc.	50,521	4,020,461
Ingersoll-Rand PLC (b)	15,030	858,964
Ingersoll-Rand PLC (b)	59,114	4,221,922
Pall Corp.	51,258	4,290,295
Parker Hannifin Corp.	36,002	4,242,476
Pentair Ltd.	58,625	4,145,960

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery–(continued)

Snap-on Inc.	37,753	$4,007,481
Stanley Black & Decker Inc.	42,093	3,425,949
Xylem, Inc.	139,418	4,818,286
		44,148,086

Industrial REIT’s–0.19%

Prologis, Inc.	101,631	3,854,864

Insurance Brokers–0.43%

Aon PLC (United Kingdom)	54,834	4,476,648
Marsh & McLennan Cos., Inc.	88,594	4,203,785
		8,680,433

Integrated Oil & Gas–0.97%

Chevron Corp.	30,266	3,705,769
Exxon Mobil Corp.	42,503	3,973,180
Hess Corp.	48,343	3,922,068
Murphy Oil Corp.	61,035	3,963,002
Occidental Petroleum Corp.	41,985	3,986,896
		19,550,915

Integrated Telecommunication Services–0.94%

AT&T Inc.	109,478	3,854,720
CenturyLink Inc.	116,182	3,566,787
Frontier Communications Corp.	863,754	4,042,369
Verizon Communications Inc.	78,670	3,903,606
Windstream Holdings Inc.	443,604	3,579,884
		18,947,366

Internet Retail–1.15%

Amazon.com, Inc. (b)	12,611	4,963,942
Expedia, Inc.	73,385	4,673,890
Netflix Inc. (b)	12,292	4,496,413
Priceline.com Inc. (b)	3,887	4,634,587
TripAdvisor Inc. (b)	51,596	4,556,959
		23,325,791

Internet Software & Services–1.01%

Akamai Technologies, Inc. (b)	73,284	3,277,260
eBay Inc. (b)	69,812	3,526,902
Google Inc. -Class A (b)	4,230	4,482,066
VeriSign, Inc. (b)	75,372	4,285,652
Yahoo! Inc. (b)	128,411	4,748,639
		20,320,519

Investment Banking & Brokerage–0.80%

Charles Schwab Corp. (The)	170,555	4,175,187
E*TRADE Financial Corp. (b)	219,597	3,935,178
Goldman Sachs Group, Inc. (The)	22,910	3,870,415
Morgan Stanley	133,569	4,180,710
		16,161,490

IT Consulting & Other Services–0.73%

Accenture PLC -Class A	50,433	3,907,044

	Shares	Value

IT Consulting & Other Services–(continued)

Cognizant Technology Solutions Corp. -Class A (b)	47,148	$4,426,726
International Business Machines Corp.	19,551	3,512,924
Teradata Corp. (b)	63,350	2,891,294
		14,737,988

Leisure Products–0.42%

Hasbro, Inc.	80,250	4,319,055
Mattel, Inc.	89,395	4,136,307
		8,455,362

Life & Health Insurance–1.44%

Aflac, Inc.	61,555	4,085,405
Lincoln National Corp.	84,566	4,340,773
MetLife, Inc.	76,946	4,015,812
Principal Financial Group, Inc.	87,196	4,414,733
Prudential Financial, Inc.	47,148	4,184,856
Torchmark Corp.	52,061	3,956,636
Unum Group	121,243	4,070,128
		29,068,343

Life Sciences Tools & Services–0.96%

Agilent Technologies, Inc.	77,534	4,153,496
Life Technologies Corp. (b)	50,271	3,805,515
PerkinElmer, Inc.	99,689	3,792,170
Thermo Fisher Scientific, Inc.	41,238	4,158,852
Waters Corp. (b)	36,061	3,589,151
		19,499,184

Managed Health Care–0.96%

Aetna Inc.	55,687	3,838,505
Cigna Corp.	44,916	3,927,904
Humana Inc.	38,245	3,977,098
UnitedHealth Group Inc.	50,446	3,757,218
WellPoint, Inc.	42,173	3,917,028
		19,417,753

Metal & Glass Containers–0.41%

Ball Corp.	84,509	4,223,760
Owens-Illinois, Inc. (b)	125,285	4,134,405
		8,358,165

Motorcycle Manufacturers–0.20%

Harley-Davidson, Inc.	59,357	3,978,106

Movies & Entertainment–0.76%

Time Warner Inc.	60,059	3,946,477
Twenty-First Century Fox, Inc. -Class A	115,149	3,856,340
Viacom Inc. -Class B	45,675	3,661,765
Walt Disney Co. (The)	56,339	3,974,153
		15,438,735

Multi-Line Insurance–1.03%

American International Group, Inc.	75,599	3,761,050
Assurant, Inc.	68,055	4,419,492
Genworth Financial Inc. -Class A (b)	307,222	4,642,124
Hartford Financial Services Group, Inc. (The)	118,827	4,233,806

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Line Insurance–(continued)

Loews Corp.	81,274	$3,848,324
		20,904,796

Multi-Sector Holdings–0.19%

Leucadia National Corp.	134,912	3,866,578

Multi-Utilities–2.68%

Ameren Corp.	114,343	4,099,197
CenterPoint Energy, Inc.	164,146	3,845,941
CMS Energy Corp.	143,463	3,807,508
Consolidated Edison, Inc.	68,464	3,779,897
Dominion Resources, Inc.	61,314	3,979,892
DTE Energy Co.	57,084	3,809,786
Integrys Energy Group, Inc.	69,528	3,736,435
NiSource Inc.	125,453	3,966,824
PG&E Corp.	90,909	3,669,996
Public Service Enterprise Group Inc.	116,218	3,799,166
SCANA Corp.	81,256	3,832,845
Sempra Energy	44,370	3,924,083
TECO Energy, Inc.	229,806	3,915,894
Wisconsin Energy Corp.	94,309	3,939,287
		54,106,751

Office Electronics–0.20%

Xerox Corp.	359,553	4,091,713

Office REIT’s–0.18%

Boston Properties, Inc.	35,851	3,566,816

Office Services & Supplies–0.25%

Pitney Bowes Inc.	218,195	5,055,578

Oil & Gas Drilling–1.31%

Diamond Offshore Drilling, Inc.	58,334	3,502,957
Ensco PLC -Class A	67,723	4,001,075
Helmerich & Payne, Inc.	54,461	4,193,497
Nabors Industries Ltd.	229,525	3,798,639
Noble Corp. PLC	96,837	3,691,426
Rowan Cos. PLC -Class A (b)	99,215	3,434,823
Transocean Ltd.	77,143	3,886,464
		26,508,881

Oil & Gas Equipment & Services–1.14%

Baker Hughes Inc.	75,599	4,306,119
Cameron International Corp. (b)	64,859	3,592,540
FMC Technologies, Inc. (b)	69,068	3,322,171
Halliburton Co.	75,615	3,983,398
National Oilwell Varco Inc.	48,022	3,913,793
Schlumberger Ltd.	43,326	3,830,885
		22,948,906

Oil & Gas Exploration & Production–3.18%

Anadarko Petroleum Corp.	39,675	3,523,934
Apache Corp.	43,281	3,959,779
Cabot Oil & Gas Corp.	100,141	3,449,857
Chesapeake Energy Corp.	140,881	3,785,473
ConocoPhillips	54,303	3,953,258
Denbury Resources Inc. (b)	211,322	3,524,851
Devon Energy Corp.	64,348	3,900,776

	Shares	Value

Oil & Gas Exploration & Production–(continued)

EOG Resources, Inc.	22,574	$3,724,710
EQT Corp.	42,638	3,628,920
Marathon Oil Corp.	105,631	3,806,941
Newfield Exploration Co. (b)	146,770	4,124,237
Noble Energy, Inc.	56,484	3,967,436
Pioneer Natural Resources Co.	20,328	3,613,302
QEP Resources Inc.	133,617	4,278,416
Range Resources Corp.	47,778	3,709,962
Southwestern Energy Co. (b)	99,058	3,829,582
WPX Energy Inc. (b)	190,437	3,540,224
		64,321,658

Oil & Gas Refining & Marketing–0.93%

Marathon Petroleum Corp.	55,343	4,579,080
Phillips 66	65,767	4,578,041
Tesoro Corp.	81,485	4,777,465
Valero Energy Corp.	107,198	4,901,093
		18,835,679

Oil & Gas Storage & Transportation–0.56%

Kinder Morgan Inc.	107,106	3,806,547
Spectra Energy Corp.	111,891	3,753,943
Williams Cos., Inc. (The)	104,572	3,683,026
		11,243,516

Other Diversified Financial Services–0.60%

Bank of America Corp.	259,304	4,102,189
Citigroup Inc.	74,417	3,938,148
JPMorgan Chase & Co.	71,445	4,088,083
		12,128,420

Packaged Foods & Meats–2.28%

Campbell Soup Co.	88,867	3,441,819
ConAgra Foods, Inc.	117,858	3,888,135
General Mills, Inc.	76,290	3,847,305
Hershey Co. (The)	41,027	3,975,106
Hormel Foods Corp.	87,849	3,954,962
JM Smucker Co. (The)	34,831	3,630,784
Kellogg Co.	61,961	3,757,315
Kraft Foods Group, Inc.	69,272	3,679,729
McCormick & Co., Inc.	55,425	3,824,325
Mead Johnson Nutrition Co.	49,673	4,197,865
Mondelez International Inc. -Class A	119,091	3,993,121
Tyson Foods, Inc. -Class A	124,209	3,936,183
		46,126,649

Paper Packaging–0.76%

Avery Dennison Corp.	85,122	4,162,466
Bemis Co., Inc.	95,338	3,721,042
MeadWestvaco Corp.	97,440	3,421,118
Sealed Air Corp.	125,077	4,016,223
		15,320,849

Paper Products–0.18%

International Paper Co.	77,199	3,601,333

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Personal Products–0.36%

Avon Products, Inc.	181,076	$3,228,585
Estee Lauder Cos. Inc. (The) -Class A	53,068	3,977,977
		7,206,562

Pharmaceuticals–2.65%

AbbVie Inc.	83,700	4,055,265
Actavis PLC (b)	27,710	4,518,670
Allergan, Inc.	42,325	4,107,641
Bristol-Myers Squibb Co.	86,255	4,431,782
Eli Lilly and Co.	70,533	3,542,167
Forest Laboratories, Inc. (b)	85,161	4,369,611
Hospira, Inc. (b)	94,833	3,727,885
Johnson & Johnson	42,421	4,015,572
Merck & Co., Inc.	78,621	3,917,685
Mylan Inc. (b)	96,539	4,260,266
Perrigo Co.	30,438	4,744,980
Pfizer Inc.	131,789	4,181,665
Zoetis Inc.	121,008	3,769,399
		53,642,588

Property & Casualty Insurance–1.61%

ACE Ltd.	40,986	4,212,541
Allstate Corp. (The)	75,056	4,073,289
Berkshire Hathaway Inc. -Class B (b)	33,092	3,856,211
Chubb Corp. (The)	42,886	4,136,355
Cincinnati Financial Corp.	80,698	4,229,382
Progressive Corp. (The)	144,902	4,047,113
Travelers Cos., Inc. (The)	44,964	4,080,033
XL Group PLC	123,150	3,939,568
		32,574,492

Publishing–0.39%

Gannett Co., Inc.	147,403	3,988,725
News Corp. -Class A (b)	222,458	3,995,346
		7,984,071

Railroads–0.81%

CSX Corp.	144,179	3,931,761
Kansas City Southern	34,067	4,122,788
Norfolk Southern Corp.	49,673	4,355,826
Union Pacific Corp.	24,279	3,934,169
		16,344,544

Real Estate Services–0.19%

CBRE Group, Inc. -Class A (b)	160,568	3,892,168

Regional Banks–1.76%

BB&T Corp.	110,476	3,837,936
Fifth Third Bancorp	204,313	4,151,640
Huntington Bancshares Inc.	441,000	4,048,380
KeyCorp	313,895	4,002,161
M&T Bank Corp.	33,568	3,872,405
PNC Financial Services Group, Inc. (The)	51,293	3,946,997
Regions Financial Corp.	394,676	3,840,198
SunTrust Banks, Inc.	112,797	4,086,635
Zions Bancorp.	129,607	3,801,373
		35,587,725

	Shares	Value

Research & Consulting Services–0.64%

Dun & Bradstreet Corp. (The)	35,831	$4,186,852
Equifax Inc.	62,674	4,219,840
Nielsen Holdings N.V.	105,660	4,560,286
		12,966,978

Residential REIT’s–0.51%

Apartment Investment & Management Co. -Class A	131,558	3,303,421
AvalonBay Communities, Inc.	29,083	3,448,081
Equity Residential	68,828	3,547,395
		10,298,897

Restaurants–1.02%

Chipotle Mexican Grill, Inc. (b)	8,833	4,627,255
Darden Restaurants, Inc.	77,678	4,142,568
McDonald’s Corp.	38,595	3,757,995
Starbucks Corp.	49,719	4,050,110
Yum! Brands, Inc.	51,802	4,023,979
		20,601,907

Retail REIT’s–0.56%

Kimco Realty Corp.	185,547	3,825,979
Macerich Co. (The)	65,687	3,740,218
Simon Property Group, Inc.	25,298	3,790,905
		11,357,102

Security & Alarm Services–0.40%

ADT Corp. (The)	93,862	3,807,043
Tyco International Ltd.	110,867	4,228,467
		8,035,510

Semiconductor Equipment–0.79%

Applied Materials, Inc.	236,161	4,085,585
KLA-Tencor Corp.	62,331	3,981,081
Lam Research Corp. (b)	75,372	3,927,635
Teradyne, Inc. (b)	233,085	3,969,438
		15,963,739

Semiconductors–2.40%

Altera Corp.	97,163	3,133,507
Analog Devices, Inc.	78,359	3,778,471
Broadcom Corp. -Class A	143,958	3,842,239
First Solar, Inc. (b)	98,307	5,880,725
Intel Corp. (d)	160,294	3,821,409
Linear Technology Corp.	93,256	3,968,043
LSI Corp.	475,010	3,833,331
Microchip Technology Inc.	94,881	4,107,398
Micron Technology, Inc. (b)	231,790	4,890,769
NVIDIA Corp.	237,805	3,709,758
Texas Instruments Inc.	93,279	4,010,997
Xilinx, Inc.	79,519	3,533,029
		48,509,676

Soft Drinks–0.98%

Coca-Cola Co. (The)	97,113	3,902,972
Coca-Cola Enterprises, Inc.	94,618	3,968,279

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Soft Drinks–(continued)

Dr Pepper Snapple Group, Inc.	83,663	$4,037,576
Monster Beverage Corp. (b)	68,252	4,039,153
PepsiCo, Inc.	46,778	3,950,870
		19,898,850

Specialized Consumer Services–0.19%

H&R Block, Inc.	137,933	3,846,951

Specialized Finance–1.09%

CME Group Inc. -Class A	51,931	4,255,745
IntercontinentalExchange Group, Inc. (b)	20,812	4,438,992
McGraw Hill Financial, Inc.	60,857	4,533,847
Moody’s Corp.	55,745	4,160,249
NASDAQ OMX Group, Inc. (The)	120,234	4,723,994
		22,112,827

Specialized REIT’s–1.45%

American Tower Corp.	50,973	3,964,170
HCP, Inc.	90,690	3,334,671
Health Care REIT, Inc.	60,837	3,406,264
Host Hotels & Resorts Inc.	208,046	3,830,127
Plum Creek Timber Co., Inc.	81,592	3,568,834
Public Storage	24,080	3,677,016
Ventas, Inc.	61,144	3,474,814
Weyerhaeuser Co.	132,346	3,987,585
		29,243,481

Specialty Chemicals–1.00%

Ecolab Inc.	39,264	4,207,923
International Flavors & Fragrances Inc.	45,825	4,048,639
PPG Industries, Inc.	23,130	4,257,308
Sherwin-Williams Co. (The)	21,479	3,931,301
Sigma-Aldrich Corp.	43,954	3,790,593
		20,235,764

Specialty Stores–0.60%

PetSmart, Inc.	51,717	3,832,747
Staples, Inc.	260,382	4,043,732
Tiffany & Co.	47,590	4,242,173
		12,118,652

Steel–0.87%

Allegheny Technologies, Inc.	131,237	4,359,693
Cliffs Natural Resources Inc.	170,246	4,257,853
Nucor Corp.	77,791	3,972,008
United States Steel Corp.	189,095	5,069,637
		17,659,191

Systems Software–0.95%

CA, Inc.	123,636	4,079,988
Microsoft Corp.	113,927	4,344,036
Oracle Corp.	115,752	4,084,888
Red Hat, Inc. (b)	71,663	3,357,412
Symantec Corp.	149,932	3,371,971
		19,238,295

Thrifts & Mortgage Finance–0.39%

Hudson City Bancorp, Inc.	416,094	3,886,318

	Shares	Value

Thrifts & Mortgage Finance–(continued)

People’s United Financial Inc.	259,483	$3,928,573
		7,814,891

Tires & Rubber–0.19%

Goodyear Tire & Rubber Co. (The)	172,196	3,833,083

Tobacco–0.79%

Altria Group, Inc.	107,844	3,988,071
Lorillard, Inc.	85,354	4,381,221
Philip Morris International Inc.	42,803	3,661,369
Reynolds American Inc.	77,009	3,885,104
		15,915,765

Trading Companies & Distributors–0.35%

Fastenal Co.	75,026	3,490,960
W.W. Grainger, Inc.	14,056	3,625,323
		7,116,283

Trucking–0.22%

Ryder System, Inc.	63,190	4,413,190

Wireless Telecommunication Services–0.20%

Crown Castle International Corp. (b)	53,782	3,992,238
Total Common Stocks & Other Equity Interests (Cost $1,075,265,395)		1,997,343,811

Money Market Funds–0.92%

Liquid Assets Portfolio –Institutional Class (e)	9,372,299	9,372,299
Premier Portfolio –Institutional Class (e)	9,372,300	9,372,300
Total Money Market Funds (Cost $18,744,599)		18,744,599
TOTAL INVESTMENTS–99.72% (Cost $1,094,009,994)		2,016,088,410
OTHER ASSETS LESS LIABILITIES–0.28%		5,560,035
NET ASSETS–100.00%		$2,021,648,445

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds

Invesco Equally-Weighted S&P 500 Fund

E.	Futures Contracts – (continued)

from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,016,088,410	$--	$--	$2,016,088,410
Futures*	109,402	--	--	109,402
Total Investments	$2,016,197,812	$--	$--	$2,016,197,812

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-MINI S&P 500	Long	234	December-2013	$21,107,970	$109,402

Invesco Equally-Weighted S&P 500 Fund

NOTE 4 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended November 30, 2013.

	Value 08/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 11/30/13	Dividend Income
Invesco Ltd.	$2,960,373	$765,730	$-	$489,702	$-	$4,215,805	$26,739
				--

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2013 was $251,706,508 and $89,782,185, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$896,036,913
Aggregate unrealized (depreciation) of investment securities	(6,120,606)
Net unrealized appreciation of investment securities	$889,916,307
Cost of investments for tax purposes is $1,126,172,103.

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2013

invesco.com/us	VK-EQI-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–65.27%

Aerospace & Defense–0.53%

General Dynamics Corp.	724,610	$66,417,753

Agricultural Products–0.90%

Archer-Daniels-Midland Co.	2,801,924	112,777,441

Apparel Retail–0.50%

Abercrombie & Fitch Co. -Class A	1,810,868	62,076,555

Application Software–1.23%

Adobe Systems Inc. (b)	2,714,908	154,152,476

Asset Management & Custody Banks–1.43%

Northern Trust Corp.	1,450,958	85,592,013
State Street Corp.	1,289,507	93,631,103
		179,223,116

Automobile Manufacturers–0.93%

General Motors Co. (b)	2,988,981	115,763,234

Biotechnology–1.07%

Amgen Inc.	1,171,798	133,678,716

Cable & Satellite–2.70%

Comcast Corp. -Class A	3,456,917	172,396,451
Time Warner Cable Inc.	1,200,090	165,876,440
		338,272,891

Diversified Banks–1.50%

Comerica Inc.	1,899,909	86,160,873
Wells Fargo & Co.	2,291,046	100,851,845
		187,012,718

Diversified Chemicals–0.83%

Dow Chemical Co. (The)	2,664,669	104,081,971

Diversified Metals & Mining–0.41%

Freeport-McMoRan Copper & Gold Inc.	1,464,361	50,798,683

Electric Utilities–1.02%

Edison International	785,357	36,291,347
FirstEnergy Corp.	692,553	22,598,004
Pinnacle West Capital Corp.	1,296,275	69,169,234
		128,058,585

Electronic Components–0.77%

Corning Inc.	5,643,719	96,394,721

Food Distributors–0.77%

Sysco Corp.	2,863,429	96,297,117

	Shares	Value

Health Care Equipment–1.03%

Medtronic, Inc.	2,251,193	$129,038,383

Hotels, Resorts & Cruise Lines–0.99%

Carnival Corp.	3,440,125	124,222,914

Household Products–1.15%

Procter & Gamble Co. (The)	1,706,910	143,755,960

Industrial Conglomerates–1.63%

General Electric Co.	7,657,869	204,158,788

Industrial Machinery–0.77%

Ingersoll-Rand PLC (b)	1,353,207	96,646,044

Insurance Brokers–2.45%

Aon PLC (United Kingdom)	991,829	80,972,920
Marsh & McLennan Cos., Inc.	3,495,672	165,869,636
Willis Group Holdings PLC	1,332,581	59,672,977
		306,515,533

Integrated Oil & Gas–3.01%

Occidental Petroleum Corp.	1,087,070	103,228,167
Royal Dutch Shell PLC -Class A (United Kingdom)	4,537,921	151,773,675
Total S.A. (France)	1,998,416	120,931,061
		375,932,903

Integrated Telecommunication Services–0.33%

Verizon Communications Inc.	836,582	41,511,199

Internet Software & Services–1.30%

eBay Inc. (b)	3,230,310	163,195,261

Investment Banking & Brokerage–3.27%
Charles Schwab Corp. (The)	5,364,229	131,316,326
Goldman Sachs Group, Inc. (The)	477,905	80,737,271
Morgan Stanley	6,300,551	197,207,246
		409,260,843

IT Consulting & Other Services–0.78%

Amdocs Ltd.	2,420,472	97,932,297

Managed Health Care–2.12%

Cigna Corp.	871,707	76,230,777
UnitedHealth Group Inc.	1,141,618	85,027,709
WellPoint, Inc.	1,123,643	104,363,962
		265,622,448

Movies & Entertainment–1.97%

Time Warner Inc.	792,680	52,087,003

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Shares	Value

Movies & Entertainment–(continued)

Viacom Inc. -Class B	2,427,603	$194,620,932
		246,707,935

Oil & Gas Equipment & Services–1.29%

Baker Hughes Inc.	1,545,864	88,052,413
Halliburton Co.	1,399,750	73,738,830
		161,791,243

Oil & Gas Exploration & Production–1.89%

Anadarko Petroleum Corp.	966,608	85,854,123
Apache Corp.	569,420	52,096,236
Canadian Natural Resources Ltd. (Canada)	2,986,703	98,348,144
		236,298,503

Oil & Gas Storage & Transportation–0.33%

Williams Cos., Inc. (The)	1,180,197	41,566,538

Other Diversified Financial Services–6.75%

Bank of America Corp.	5,290,348	83,693,305
Citigroup Inc.	6,111,283	323,409,096
ING US Inc.	1,678,176	58,635,470
JPMorgan Chase & Co.	6,624,019	379,026,367
		844,764,238

Packaged Foods & Meats–1.67%

Mondelez International Inc. -Class A	4,341,769	145,579,515
Unilever N.V. -New York Shares (Netherlands)	1,615,343	63,418,366
		208,997,881

Personal Products–1.33%

Avon Products, Inc.	9,357,413	166,842,674

Pharmaceuticals–4.60%

Bristol-Myers Squibb Co.	1,749,547	89,891,725
Eli Lilly and Co.	1,463,755	73,509,776
Merck & Co., Inc.	2,937,622	146,381,704
Novartis AG (Switzerland)	1,398,939	110,372,360
Novartis AG -ADR (Switzerland)	119,597	9,462,515
Pfizer Inc.	3,156,165	100,145,115
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	1,115,496	45,467,617
		575,230,812

Property & Casualty Insurance–0.48%

Chubb Corp. (The)	623,751	60,160,784

Publishing–0.44%

Thomson Reuters Corp. (Canada)	1,454,620	54,647,497

Railroads–0.70%

CSX Corp.	3,189,655	86,981,892

	Shares	Value

Regional Banks–2.58%

BB&T Corp.	2,486,859	$86,393,482
Fifth Third Bancorp	3,547,292	72,080,973
PNC Financial Services Group, Inc. (The)	2,126,408	163,627,096
		322,101,551

Security & Alarm Services–1.83%

ADT Corp. (The)	2,279,279	92,447,556
Tyco International Ltd.	3,571,486	136,216,476
		228,664,032

Semiconductor Equipment–1.31%

Applied Materials, Inc.	9,476,489	163,943,260

Semiconductors–0.71%

Texas Instruments Inc.	2,058,091	88,497,913

Specialized Finance–0.55%

CME Group Inc. -Class A	835,058	68,433,003

Specialty Chemicals–0.52%

PPG Industries, Inc.	355,497	65,432,778

Systems Software–1.70%

Microsoft Corp.	2,524,881	96,273,712
Symantec Corp.	5,169,353	116,258,749
		212,532,461

Wireless Telecommunication Services–1.20%

Vodafone Group PLC -ADR (United Kingdom)	4,038,845	149,800,761
Total Common Stocks & Other Equity Interests (Cost $6,012,614,316)		8,166,194,306

	Principal Amount

Bonds and Notes–21.34%

Advertising–0.03%

Interpublic Group of Cos. Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$4,145,000	4,128,310

Aerospace & Defense–0.03%

Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	4,150,000	3,837,299

Agricultural Products–0.04%

Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	3,940,000	4,478,824

Air Freight & Logistics–0.02%

United Parcel Service Inc., Sr. Unsec. Global Notes, 2.45%, 10/01/22	3,320,000	3,099,006

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Airlines–0.13%

Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 01/12/21	$4,322,200	$4,595,039
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.15%, 04/11/24	5,608,496	5,661,076
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 6.20%, 07/02/18	2,502,517	2,783,268
Virgin Australia Pass Through Trust (Australia), Series 2013-1A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(c)	3,200,000	3,280,364
		16,319,747

Airport Services–0.05%

Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(c)	6,220,000	6,310,143

Asset Management & Custody Banks–0.07%

Bank of New York Mellon Corp. (The), Series D, Unsec. Sub. Global Notes, 4.50% (d)	7,600,000	6,764,000
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(c)	1,970,000	2,132,165
Prospect Capital Corp., Sr. Unsec. Global Notes, 5.88%, 03/15/23	290,000	278,042
		9,174,207

Automobile Manufacturers–0.18%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(c)	7,170,000	7,227,323
1.88%, 01/11/18(c)	5,220,000	5,179,666
Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	11,500,000	10,326,020
		22,733,009

Automotive Retail–0.13%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/23	6,415,000	6,419,478
5.75%, 05/01/20	9,195,000	10,068,460
		16,487,938

Biotechnology–0.83%

Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/23	4,735,000	4,707,920
Cubist Pharmaceuticals Inc., Sr. Unsec. Conv. Bonds, 1.88%, 09/01/20(c)	17,424,000	19,580,220
Sr. Unsec. Conv. Notes, 1.13%, 09/01/18(c)	10,648,000	12,032,240

	Principal Amount	Value

Biotechnology–(continued)

Gilead Sciences Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	$20,504,000	$67,445,447
		103,765,827

Brewers–0.14%

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 0.80%, 07/15/15	3,745,000	3,765,472
3.63%, 04/15/15	6,145,000	6,409,998
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	6,965,000	7,384,960
		17,560,430

Broadcasting–0.27%

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	128,000	134,273
Sr. Unsec. Notes, 4.70%, 12/15/42(c)	4,980,000	4,190,217
6.25%, 06/01/18(c)	3,700,000	4,220,613
7.25%, 11/15/15	5,000,000	5,582,539
8.38%, 03/01/39(c)	655,000	788,470
Liberty Media Corp., Sr. Unsec. Conv. Notes, 1.38%, 10/15/23(c)	18,354,000	19,065,218
		33,981,330

Cable & Satellite–0.50%

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	8,165,000	7,558,120
5.70%, 05/15/18	4,735,000	5,492,801
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	2,465,000	2,859,346
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	2,910,000	2,972,139
5.15%, 03/15/42	4,730,000	4,190,878
Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	4,215,000	4,152,645
NBC Universal Media LLC, Sr. Unsec. Gtd. Global Notes, 2.10%, 04/01/14	3,425,000	3,446,201
5.15%, 04/30/20	3,320,000	3,749,326
5.95%, 04/01/41	3,365,000	3,683,425
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	7,235,000	6,184,012
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	17,130,000	17,906,052
		62,194,945

Casinos & Gaming–0.78%

International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	20,000,000	21,050,000

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Casinos & Gaming–(continued)

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	$63,088,000	$76,533,630
		97,583,630

Catalog Retail–0.07%

Liberty Interactive LLC, Sr. Unsec. Conv. Notes, 0.75%, 03/30/23(c)(e)	7,303,000	9,156,136

Communications Equipment–0.49%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	29,353,000	41,607,877
JDS Uniphase Corp., Sr. Unsec. Conv. Notes, 0.63%, 08/15/18(c)(e)	19,999,000	19,849,008
		61,456,885

Computer Hardware–0.05%

Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	5,620,000	5,723,957

Computer Storage & Peripherals–0.71%

SanDisk Corp., Sr. Unsec. Conv. Notes, 0.50%, 10/15/20(c)	13,937,000	13,745,366
1.50%, 08/15/17	51,916,000	74,596,803
		88,342,169

Construction & Farm Machinery & Heavy Trucks–0.20%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	14,645,000	13,919,769
Greenbrier Cos., Inc., Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	10,014,000	11,653,793
		25,573,562

Construction Materials–0.55%

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	60,100,000	69,377,937

Consumer Finance–0.13%

Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	220,000	258,367
Ford Motor Credit Co. LLC., Sr. Unsec. Global Notes, 2.50%, 01/15/16	4,970,000	5,109,675
SLM Corp., Sr. Unsec. Medium-Term Notes, 3.88%, 09/10/15	10,190,000	10,534,260
		15,902,302

Data Processing & Outsourced Services–0.04%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	4,954,000	4,826,726

	Principal Amount	Value

Distillers & Vintners–0.03%

Brown-Forman Corp., Sr. Unsec. Notes, 2.25%, 01/15/23	$3,480,000	$3,147,764

Diversified Banks–1.20%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	2,560,000	2,584,770
Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(c)	9,000,000	9,239,545
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	6,110,000	6,115,310
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 2.75%, 02/23/15	2,535,000	2,599,404
6.75%, 05/22/19	8,500,000	10,336,366
Unsec. Sub. Global Notes, 5.14%, 10/14/20	5,015,000	5,332,780
Danske Bank AS (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	9,435,000	10,003,628
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	8,535,000	9,611,078
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(c)	8,540,000	9,053,537
HSBC Finance Corp., Unsec. Sub. Global Notes, 6.68%, 01/15/21	828,000	967,808
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/17(c)	9,590,000	10,183,017
Unsec. Sub. Notes, 5.80%, 09/25/23(c)	5,840,000	6,100,915
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	3,460,000	3,654,254
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 11/27/18	5,240,000	5,265,255
National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	3,390,000	3,522,890
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(c)	4,495,000	4,948,508
Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(c)	880,000	907,433
Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(c)	9,100,000	9,950,655
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(c)	3,200,000	3,198,648
Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(c)	11,940,000	11,952,625

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(c)	$4,190,000	$4,358,251
5.50%, 11/18/14(c)	1,140,000	1,193,788
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	8,200,000	8,531,165
Wells Fargo & Co., Sr. Unsec. Global Notes, 1.50%, 01/16/18	2,070,000	2,070,630
3.63%, 04/15/15	750,000	781,767
Unsec. Sub. Global Notes, 4.13%, 08/15/23	8,038,000	7,938,746
		150,402,773

Diversified Capital Markets–0.21%

Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(c)	18,085,000	19,340,564
UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	3,022,000	3,510,234
Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	834,000	865,466
Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	2,414,000	2,802,413
		26,518,677

Diversified Chemicals–0.03%

Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.38%, 11/15/42	4,145,000	3,681,012

Diversified Metals & Mining–0.30%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(c)	3,185,000	4,081,755
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	5,940,000	5,982,901
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	2,175,000	2,735,514
9.00%, 05/01/19	5,240,000	6,900,732
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	7,260,000	5,888,826
5.38%, 04/16/20	1,170,000	1,264,952
6.75%, 04/16/40	1,695,000	1,626,824
Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(c)	4,700,000	4,744,395
2.70%, 10/25/17(c)	4,700,000	4,795,025
		38,020,924

Diversified REIT’s–0.11%

Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(c)	12,535,000	13,509,998

	Principal Amount	Value

Diversified Support Services–0.04%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	$4,605,000	$4,783,448

Drug Retail–0.08%

CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	9,684,298	10,642,404

Electric Utilities–0.15%

Baltimore Gas & Electric Co., Sr. Unsec. Notes, 3.35%, 07/01/23	6,220,000	5,981,799
Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(c)	2,150,000	2,359,282
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(c)	600,000	614,624
Iberdrola Finance Ireland Ltd. (Spain), Sr. Unsec. Gtd. Notes, 3.80%, 09/11/14(c)	2,175,000	2,221,036
Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	5,525,000	5,644,251
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	1,050,000	1,182,827
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	429,524
		18,433,343

Electrical Components & Equipment–0.07%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 0.95%, 11/02/15	8,285,000	8,323,649

Environmental & Facilities Services–0.05%

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	6,205,000	6,284,389

Fertilizers & Agricultural Chemicals–0.03%

Monsanto Co., Sr. Unsec. Global Notes,, 3.60%, 07/15/42	4,150,000	3,429,613

General Merchandise Stores–0.08%

Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	9,830,000	9,557,860

Gold–0.22%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	6,045,000	6,316,707
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	4,000,000	3,460,012
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	12,145,000	10,416,223

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Gold–(continued)

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	$8,645,000	$7,479,973
		27,672,915

Health Care Equipment–0.48%

Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/18	7,055,000	7,121,243
Medtronic Inc., Sr. Unsec. Global Notes, 4.00%, 04/01/43	5,720,000	5,085,438
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	13,684,000	14,983,980
Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	32,517,000	32,618,616
		59,809,277

Health Care Facilities–0.94%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	24,795,000	30,761,297
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(e)	33,605,000	37,427,569
LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	46,059,000	49,743,720
		117,932,586

Health Care Services–0.68%

Express Scripts Holding Co., Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	3,800,000	3,986,679
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	3,535,000	3,654,079
Omnicare, Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.75%, 04/01/42	29,270,000	42,532,969
Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(e)	16,126,000	17,254,820
Omnicare, Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 02/15/44	18,351,000	18,121,612
		85,550,159

Homebuilding–0.07%

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	10,130,000	8,899,106

Hotels, Resorts & Cruise Lines–0.08%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	1,225,000	1,261,436
5.63%, 03/01/21	8,170,000	8,799,370
		10,060,806

	Principal Amount	Value

Housewares & Specialties–0.10%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	$12,185,000	$12,414,687

Hypermarkets & Super Centers–0.01%

Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	730,000	908,578

Industrial Conglomerates–0.04%

General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	4,445,000	5,096,770

Industrial Machinery–0.07%

Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	7,940,000	8,425,170

Insurance Brokers–0.03%

Marsh & McLennan Cos., Inc., Sr. Unsec. Global Notes, 4.05%, 10/15/23	3,960,000	3,975,329

Integrated Oil & Gas–0.09%

Chevron Corp., Sr. Unsec. Global Notes, 1.72%, 06/24/18	5,275,000	5,288,982
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	3,630,000	3,676,037
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,965,000	2,047,944
		11,012,963

Integrated Telecommunication Services–0.19%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	63,000	84,667
AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 02/15/22	6,410,000	6,033,635
5.35%, 09/01/40	2,077,000	2,007,883
6.15%, 09/15/34	3,675,000	3,982,339
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	2,545,000	3,609,713
Verizon Communications, Inc., Sr. Unsec. Global Notes, 3.00%, 04/01/16	3,575,000	3,740,133
6.40%, 02/15/38	3,500,000	3,897,846
		23,356,216

Internet Software & Services–0.05%

Baidu Inc. (China), Sr. Unsec. Global Notes, 3.25%, 08/06/18	6,700,000	6,887,129

Investment Banking & Brokerage–1.75%

Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	7,880,000	8,589,029

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Investment Banking & Brokerage–(continued)

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	$5,510,000	$6,075,530
6.15%, 04/01/18	10,325,000	11,965,020
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	1,350,000	1,411,508
Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,585,000	5,126,923
Series C, Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/17(c)(f)	61,461,000	74,715,679
Exchangeable Basket-Linked Notes, 1.00%, 09/28/20(c)(g)	59,890,000	59,945,698
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(c)	6,100,000	6,683,721
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	950,000	1,045,506
Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	5,560,000	5,886,341
6.38%, 07/24/42	8,140,000	9,555,023
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	12,875,000	13,493,732
Sr. Unsec. Notes, 3.45%, 11/02/15	9,855,000	10,306,156
5.75%, 01/25/21	3,135,000	3,584,367
		218,384,233

IT Consulting & Other Services–0.00%

International Business Machines Corp., Sr. Unsec. Global Notes, 7.63%, 10/15/18	100,000	126,329

Life & Health Insurance–0.31%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	3,100,000	3,317,892
Lincoln National Corp., Sr. Unsec. Global Notes, 4.00%, 09/01/23	4,505,000	4,531,418
MetLife, Inc., Sr. Unsec. Global Notes, 4.75%, 02/08/21	3,565,000	3,922,432
Series D, Sr. Unsec. Notes, 4.37%, 09/15/23	6,408,000	6,644,870
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(c)	3,425,000	3,862,450
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/43	4,010,000	4,064,795
7.38%, 06/15/19	1,020,000	1,272,519
Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	5,030,000	5,383,495
Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	950,000	984,079

	Principal Amount	Value

Life & Health Insurance–(continued)

6.63%, 12/01/37	$3,475,000	$4,230,868
		38,214,818

Managed Health Care–0.54%

Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	9,990,000	10,501,868
4.13%, 11/15/42	3,320,000	2,905,292
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 1.63%, 03/15/19	5,805,000	5,682,845
Wellpoint Inc., Sr. Unsec. Conv. Bonds, 2.75%, 10/15/42	34,762,000	47,928,107
		67,018,112

Movies & Entertainment–0.02%

Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	2,655,000	3,011,258

Office Electronics–0.01%

Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	820,000	852,332

Office REIT’s–0.04%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	5,210,000	5,451,434

Oil & Gas Drilling–0.01%

Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	1,150,000	1,163,129

Oil & Gas Equipment & Services–0.17%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(e)	11,911,000	14,315,533
Schlumberger Investment S.A., Sr. Unsec. Gtd. Global Notes, 3.65%, 12/01/23	7,090,000	7,121,731
		21,437,264

Oil & Gas Exploration & Production–0.78%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	41,457,000	41,638,374
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/43	7,940,000	7,962,749
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 05/20/43	6,505,000	5,395,283
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	7,430,000	7,646,584
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/15/22	7,500,000	7,514,635

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	$24,746,000	$26,833,944
XTO Energy, Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	310,000	310,538
		97,302,107

Oil & Gas Refining & Marketing–0.04%

Phillips 66, Sr. Unsec. Gtd. Global Notes, 1.95%, 03/05/15	4,760,000	4,837,088

Oil & Gas Storage & Transportation–0.16%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	2,889,000	3,235,746
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	555,000	636,848
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	4,420,000	5,286,879
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	4,275,000	4,222,317
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	2,245,000	2,611,548
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	3,835,000	4,640,972
		20,634,310

Other Diversified Financial Services–1.11%

Bank of America Corp., Sr. Unsec. Global Notes, 2.60%, 01/15/19	8,220,000	8,319,607
5.75%, 12/01/17	2,825,000	3,238,578
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	6,465,000	6,494,471
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	8,680,000	9,954,109
Sr. Unsec. Medium-Term Notes, 7.38%, 05/15/14	315,000	324,596
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	8,140,000	9,828,691
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,615,000	1,708,231
6.13%, 11/21/17	11,440,000	13,328,355
8.50%, 05/22/19	2,385,000	3,105,915
Sr. Unsec. Notes, 4.75%, 05/19/15	1,000,000	1,056,332
Unsec. Sub. Global Notes, 3.50%, 05/15/23	5,000,000	4,641,849
4.05%, 07/30/22	5,455,000	5,424,763
6.68%, 09/13/43	8,000,000	8,967,021

	Principal Amount	Value

Other Diversified Financial Services–(continued)

General Electric Capital Corp., Class C, Jr. Unsec. Sub. Global Notes, 5.25% (d)	$9,400,000	$8,953,500
Series G, Sr. Unsec. Medium-Term Global Notes, 6.00%, 08/07/19	8,500,000	10,135,368
ING US Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/22	9,455,000	10,364,188
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	5,700,000	6,142,367
Sr. Unsec. Notes, 6.00%, 01/15/18	7,395,000	8,591,655
Series Q, Jr. Unsec. Sub. Global Notes, 5.15% (d)	7,395,000	6,664,744
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	9,445,000	11,286,912
		138,531,252

Packaged Foods & Meats–0.12%

Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(c)	5,095,000	5,362,083
Mondelez International Inc., Sr. Unsec. Global Notes, 6.50%, 02/09/40	2,130,000	2,506,145
6.88%, 02/01/38	842,000	1,012,220
7.00%, 08/11/37	2,830,000	3,426,277
Sr. Unsec. Notes, 6.88%, 01/26/39	2,125,000	2,566,376
		14,873,101

Paper Packaging–0.10%

Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/23	11,775,000	11,942,526

Paper Products–0.02%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	2,855,000	3,100,301

Personal Products–0.01%

Avon Products Inc., Sr. Unsec. Global Notes, 2.38%, 03/15/16	1,610,000	1,632,052

Pharmaceuticals–0.62%

AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	18,095,000	18,284,928
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(c)	10,574,000	11,340,615
Perrigo Co. Ltd., Sr. Unsec. Gtd. Notes, 2.30%, 11/08/18(c)	3,945,000	3,965,639
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	25,242,000	36,364,256

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Pharmaceuticals–(continued)

Teva Pharmaceutical Finance Co. B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.95%, 12/18/22	$3,900,000	$3,572,015
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/43	4,101,000	3,817,564
		77,345,017

Property & Casualty Insurance–0.17%

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	4,915,000	5,651,743
Sr. Unsec. Notes, 7.35%, 11/15/19	425,000	526,125
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/43	4,185,000	3,960,022
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/43	6,455,000	6,422,962
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	5,040,000	5,225,277
		21,786,129

Railroads–0.17%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Notes, 5.15%, 09/01/43	19,380,000	19,673,069
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	1,660,000	1,759,654
		21,432,723

Regional Banks–0.13%

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	8,845,000	10,124,579
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	5,305,000	5,959,641
		16,084,220

Reinsurance–0.06%

Reinsurance Group of America Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	7,510,000	7,790,219

Retail REIT’s–0.07%

Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	2,815,000	2,780,016
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(c)	5,290,000	6,342,044
		9,122,060

Semiconductor Equipment–0.52%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	33,039,000	39,811,995

	Principal Amount	Value

Semiconductor Equipment–(continued)

Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	$15,729,000	$25,235,214
		65,047,209

Semiconductors–1.24%

Linear Technology Corp., Sr. Unsec. Conv. Notes, 3.00%, 05/01/14(c)(e)	36,420,000	39,424,650
Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(e)	10,661,000	11,540,532
Micron Technology Inc., Series E, Sr. Unsec. Conv. Notes, 1.63%, 02/15/18(c)(e)	24,178,000	48,159,554
NVIDIA Corp., Sr. Unsec. Conv. Notes, 1.00%, 12/01/18(c)	23,837,000	23,985,981
Xilinx Inc., Jr. Unsec. Sub. Conv. Notes, 3.13%, 03/15/37(c)	20,622,000	31,809,435
		154,920,152

Sovereign Debt–0.16%

Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	16,505,000	18,485,600
Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	1,650,000	1,977,937
		20,463,537

Specialized Finance–0.10%

International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	3,315,000	3,416,522
Moody’s Corp., Sr. Unsec. Global Notes,, 4.50%, 09/01/22	6,835,000	6,848,655
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	2,550,000	2,509,641
		12,774,818

Specialized REIT’s–0.25%

American Tower Corp., Sr. Unsec. Global Notes, 3.40%, 02/15/19	7,235,000	7,367,077
4.63%, 04/01/15	2,425,000	2,544,357
Sr. Unsec. Notes, 4.50%, 01/15/18	4,620,000	4,985,137
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	6,620,000	6,893,075
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/43	2,080,000	2,165,257
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.70%, 04/01/20	4,710,000	4,562,516
4.25%, 03/01/22	2,635,000	2,674,936
		31,192,355

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Specialty Properties–0.08%

EPR Properties, Sr. Unsec. Gtd. Notes, 5.25%, 07/15/23	$3,800,000	$3,765,423
Health Care REIT, Inc., Sr. Unsec. Global Notes, 4.50%, 01/15/24	5,990,000	5,992,657
		9,758,080

Steel–0.48%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.35%, 06/01/19	7,005,000	8,884,735
Sr. Unsec. Global Notes, 4.25%, 08/05/15	8,775,000	9,108,469
6.13%, 06/01/18	390,000	426,659
7.25%, 03/01/41	2,225,000	2,123,185
United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	24,343,000	30,185,320
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	320,000	325,829
5.63%, 09/15/19	4,655,000	5,104,208
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	4,075,000	3,610,665
		59,769,070

Thrifts & Mortgage Finance–0.43%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	4,060,000	5,470,850
5.00%, 05/01/17	24,396,000	27,460,748
Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/19	4,063,000	6,028,476
3.00%, 11/15/17	10,019,000	14,383,527
		53,343,601

Tobacco–0.13%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	715,000	757,467
Phillip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/23	3,940,000	3,877,952
4.88%, 11/15/43	11,740,000	11,637,989
		16,273,408

Trucking–0.09%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(c)	7,435,000	7,635,584
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	4,030,000	4,144,985
		11,780,569

Wireless Telecommunication Services–0.58%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	6,610,000	5,554,757

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	$4,450,000	$4,571,780
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(c)	5,095,000	5,207,288
6.11%, 01/15/20(c)	2,565,000	2,887,228
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	6,080,000	5,302,780
Verizon Communications, Inc., Sr. Unsec. Global Notes, 5.15%, 09/15/23	13,405,000	14,326,831
6.40%, 09/15/33	18,470,000	20,598,808
6.55%, 09/15/43	12,000,000	13,640,346
		72,089,818
Total Bonds and Notes (Cost $2,400,421,933)		2,670,236,495

U.S. Treasury Securities–5.23%

U.S. Treasury Bills–0.02%

0.09%, 05/01/14(h)(i)	425,000	424,840
0.10%, 05/01/14(h)(i)	200,000	199,925
0.11%, 05/01/14(h)(i)	1,500,000	1,499,437
		2,124,202

U.S. Treasury Notes–5.21%

1.50%, 12/31/13	28,000,000	28,030,737
1.75%, 03/31/14	12,000,000	12,063,948
2.63%, 07/31/14	95,125,000	96,688,845
2.38%, 10/31/14	206,415,000	210,585,102
2.13%, 11/30/14	77,385,000	78,888,234
2.25%, 01/31/15	19,650,000	20,123,989
2.50%, 03/31/15	495,000	510,038
2.13%, 05/31/15	4,445,000	4,571,743
2.00%, 04/30/16	17,445,000	18,122,600
1.75%, 05/31/16	950,000	981,707
0.88%, 04/30/17	2,000,000	2,008,690
0.63%, 05/31/17	4,410,000	4,385,072
1.25%, 10/31/18	27,296,000	27,179,806
1.25%, 01/31/19	23,000,000	22,801,589
3.63%, 08/15/19	58,350,000	64,703,963
3.38%, 11/15/19	10,000,000	10,953,048
2.75%, 11/15/23	11,043,000	11,048,842
3.63%, 08/15/43	40,325,000	38,972,740
		652,620,693
Total U.S. Treasury Securities (Cost $646,633,454)		654,744,895

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

U.S. Government Sponsored Agency Securities–0.98%

Federal Home Loan Mortgage Corp. (FHLMC)–0.58%

Sr. Unsec. Global Notes, 3.00%, 07/28/14	$23,700,000	$24,147,834
6.75%, 03/15/31	7,000,000	9,429,173
Unsec. Global Notes, 4.88%, 06/13/18	33,680,000	38,858,923
		72,435,930

Federal National Mortgage Association (FNMA)–0.40%

Sr. Unsec. Global Bonds, 6.63%, 11/15/30	6,315,000	8,382,051
Sr. Unsec. Global Notes, 2.88%, 12/11/13	600,000	600,418
4.38%, 10/15/15	38,850,000	41,796,118
		50,778,587
Total U.S. Government Sponsored Agency Securities (Cost $121,814,312)		123,214,517

	Shares

Preferred Stocks–0.92%

Diversified Banks–0.09%

Wells Fargo & Co. 5.85% Pfd.	476,600	11,543,252

Oil & Gas Storage & Transportation–0.40%

El Paso Energy Capital Trust I, $2.38, Jr. Unsec. Sub. Gtd. Conv. Pfd.	875,900	49,400,760

Regional Banks–0.43%

KeyCorp, Series A, $7.75 Conv. Pfd.	427,098	54,241,446
Total Preferred Stocks (Cost $83,027,015)		115,185,458

	Principal Amount

Municipal Obligations–0.10%

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	2,600,000	2,826,954
Series 2010, Build America RB, 6.66%, 04/01/57	4,980,000	5,353,948
Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26	3,450,000	3,801,417
Total Municipal Obligations (Cost $11,090,528)		11,982,319

	Principal Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs., 6.50%, 05/01/29	$3	$3
5.50%, 02/01/37	163	177
		180

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs., 7.00%, 07/01/18 to 07/01/32	83,911	93,775
5.50%, 03/01/21	169	184
8.00%, 08/01/21	4,493	4,903
		98,862

Government National Mortgage Association (GNMA)–0.00%

Pass Through Ctfs., 8.00%, 04/15/26 to 01/20/31	38,974	42,668
7.50%, 12/20/30	2,709	3,197
		45,865
Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $135,003)		144,907

	Shares

Money Market Funds–5.93%

Liquid Assets Portfolio –Institutional Class (j)	370,907,854	370,907,854
Premier Portfolio –Institutional Class (j)	370,907,854	370,907,854
Total Money Market Funds (Cost $741,815,708)		741,815,708
TOTAL INVESTMENTS–99.77% (Cost $10,017,552,269)		12,483,518,605
OTHER ASSETS LESS LIABILITIES–0.23%		28,197,990
NET ASSETS–100.00%		$12,511,716,595

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

Investment Abbreviations:
ADR	—American Depositary Receipt
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Disc.	—Discounted
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $674,555,140, which represented 5.39% of the Fund’s Net Assets.

(d)	Perpetual bond with no specified maturity date

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Exchangeable for a basket of four common stocks and one ordinary share.

(g)	Exchangeable for a basket of five common shares.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Equity and Income Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Equity and Income Fund

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Equity and Income Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,536,476,170	$486,719,302	$--	$9,023,195,472
U.S. Treasury Securities	--	654,744,895	--	654,744,895
Corporate Debt Securities	--	2,649,772,958	--	2,649,772,958
U.S. Government Sponsored Securities	--	123,359,424	--	123,359,424
Municipal Obligations	--	11,982,319	--	11,982,319
Foreign Government Debt Securities	--	20,463,537	--	20,463,537
	$8,536,476,170	$3,947,042,435	$--	$12,483,518,605
Foreign Currency Contracts*	--	2,454,787	--	2,454,787
Futures*	(74,679)	--	--	(74,679)
Total Investments	$8,536,401,491	$3,949,497,222	$--	$12,485,898,713

* Unrealized appreciation (depreciation).

Invesco Equity and Income Fund

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts at Period-End
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
12/06/13	Bank of New York	CAD	54,816,219	USD	52,448,685	$51,578,238	$870,447
12/06/13	State Street Bank and Trust Co.	CAD	63,239,899	USD	60,438,860	59,504,334	934,526
12/06/13	Bank of New York	CHF	39,441,996	USD	44,183,307	43,508,603	674,704
12/06/13	State Street Bank and Trust Co.	CHF	40,626,978	USD	45,476,348	44,815,760	660,588
12/06/13	Bank of New York	EUR	24,604,433	USD	33,956,578	33,427,221	529,357
12/06/13	State Street Bank and Trust Co.	EUR	34,020,815	USD	46,928,142	46,220,179	707,963
12/06/13	Bank of New York	GBP	32,044,122	USD	51,800,925	52,434,713	(633,788)
12/06/13	State Street Bank and Trust Co.	GBP	54,641,319	USD	88,309,387	89,411,153	(1,101,766)
12/06/13	State Street Bank and Trust Co.	ILS	186,955,543	USD	52,886,251	53,073,495	(187,244)
Total open foreign currency contracts							$2,454,787
Currency Abbreviations:

CAD -- Canadian Dollar

CHF -- Swiss Franc

EUR – Euro

GBP -- British Pound Sterling

ILS -- Israeli Shekel

USD -- U.S. Dollar

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	803	March-2014	$(97,100,266)	$(83,240)
U.S. Treasury 10 Year Notes	Short	633	March-2014	(79,362,375)	8,561
Total Futures Contracts - Market Risk					$(74,679)

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2013 was $1,217,704,014 and $1,337,583,426, respectively. During the same period, purchases and sales of U.S. Treasury Obligations were $247,331,514 and $349,901,931, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,541,511,468
Aggregate unrealized (depreciation) of investment securities	(98,712,838)
Net unrealized appreciation of investment securities	$2,442,798,630
Cost of investments for tax purposes is $10,040,719,975.

Invesco Equity and Income Fund

Invesco Floating Rate Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2013

invesco.com/us	FLR-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Senior Loan Interests–93.24%(a)(b)

Aerospace & Defense–1.93%

Aveos Fleet Performance Inc. (Canada), PIK Second Lien Term Loan (Acquired 03/12/10- 12/30/11; Cost $497,714) (c)(d)(e)	0.00%	03/12/15	$502	$195,726
Booz Allen Hamilton Inc., Term Loan B	3.75%	07/31/19	8,816	8,838,599
CAMP International Holding Co. , First Lien Term Loan	5.25%	05/31/19	2,671	2,690,932
DAE Aviation Holdings, Inc.,
Term Loan B-1	6.25%	11/02/18	3,192	3,223,926
Term Loan B-2	6.25%	11/02/18	1,447	1,461,513
DynCorp International Inc., Term Loan	6.31%	07/07/16	373	376,591
IAP Worldwide Services, First Lien Term Loan (c)	0.00%	12/31/15	3,960	1,415,835
Landmark U.S. Holdings LLC,
Canadian First Lien Term Loan	4.75%	10/25/19	308	308,866
First Lien Term Loan	4.75%	10/25/19	3,629	3,644,614
LMI Aerospace, Inc., Term Loan	4.75%	12/28/18	2,361	2,351,681
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	1,921	1,928,970
Sequa Corp., Term Loan	5.25%	06/19/17	2,852	2,824,871
Transdigm Inc., Term Loan C	3.75%	02/28/20	16,061	16,177,377
				45,439,501

Air Transport–1.03%

American Airlines, Inc., Term Loan B	4.75%	06/27/19	8,720	8,797,619
Delta Air Lines, Inc.,
Term Loan B-1	4.00%	10/18/18	5,012	5,043,311
Revolver Loan (f)	0.00%	04/20/16	7,785	7,421,702
Revolver Loan (f)	0.00%	10/18/17	1,145	1,070,442
United Continental Holdings, Inc., Term Loan B	4.00%	04/01/19	1,841	1,852,630
				24,185,704

Automotive–3.81%

Affinia Group Inc., Term Loan B-2	4.75%	04/27/20	1,711	1,736,255
August U.S. Holding Co., Inc.,
Term Loan B-1	5.00%	04/27/18	1,300	1,312,529
Term Loan B-1	5.00%	04/27/18	1,640	1,656,053
Second Lien Term Loan (Acquired 05/04/12-10/08/13; Cost $1,431,432)	10.50%	04/29/19	1,413	1,441,477
Second Lien Term Loan (Acquired 05/04/12-10/08/13; Cost $468,695)	10.50%	04/29/19	463	471,988
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/28/17	2,565	2,533,108
BBB Industries, LLC, Term Loan	5.50%	03/27/19	2,574	2,586,676
CWGS Group, LLC, Term Loan (g)	—	02/20/20	6,784	6,792,725
Federal-Mogul Corp.,
Term Loan B	2.11%	12/29/14	15,729	15,563,820
Term Loan C	2.11%	12/28/15	5,885	5,822,934
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	2,569	2,599,615
Hertz Corp. (The),
First Lien Term Loan B-1	3.75%	03/12/18	906	910,690
Synthetic LOC (Acquired 03/14/11; Cost $543,082)	3.75%	03/09/18	552	549,521
KAR Auction Services, Inc., Term Loan	3.75%	05/19/17	6,045	6,083,971
Key Safety Systems, Inc., Term Loan	4.75%	05/09/18	3,921	3,977,591
Keystone Automotive Operations, Inc., First Lien Term Loan	7.00%	08/15/19	2,225	2,259,342
Metaldyne, LLC, Term Loan	5.00%	12/18/18	4,752	4,792,038
Pinafore, LLC, Term Loan B-2	3.75%	09/29/16	44	44,251
Schaeffler AG (Germany), Term Loan C	4.25%	01/27/17	6,862	6,917,487
TI Group Automotive Systems, LLC, Term Loan	5.50%	03/28/19	9,786	9,884,224
Tower Automotive Holdings USA, LLC, Term Loan	4.75%	04/23/20	6,919	6,991,385

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Automotive–(continued)

Transtar Holding Co.,
First Lien Term Loan	5.50%	10/09/18	$3,337	$3,307,402
Second Lien Term Loan	9.75%	10/09/19	1,654	1,645,348
				89,880,430

Beverage and Tobacco–0.33%

DS Waters of America, Inc., Term Loan B (Acquired 08/19/13-09/17/13; Cost $4,539,066)	5.25%	08/31/20	4,537	4,574,315
North American Breweries Holdings, LLC, Term Loan	7.50%	12/11/18	3,143	3,111,752
				7,686,067

Building & Development–2.99%

ABC Supply Co., Inc., Term Loan B	3.50%	04/16/20	4,700	4,705,206
Allegion US Holding Company Inc., Term Loan B (g)	—	09/30/20	2,966	2,976,434
Armstrong World Industries, Inc., Term Loan B	3.50%	03/16/20	6,088	6,096,859
Capital Automotive L.P.,
Term Loan B-1	4.00%	04/10/19	7,139	7,190,203
Second Lien Term Loan	6.00%	04/30/20	3,668	3,796,622
CBRE Services, Inc., Term Loan B	2.92%	03/29/21	1,344	1,350,400
HD Supply Inc., Term Loan	4.50%	10/12/17	3,956	3,985,772
Lake at Las Vegas Joint Venture, LLC,
PIK Exit Revolver Term Loan (Acquired 05/15/12-06/28/13; Cost $10,794)(e)(f)	0.00%	02/28/17	11	3,832
PIK Exit Revolver Term Loan (Acquired 05/15/12-06/28/13; Cost $138,249)(e)	4.70%	02/28/17	138	49,079
Nortek, Inc., Term Loan	5.25%	04/26/17	456	458,963
Quikrete Holdings, Inc.,
Term Loan	4.00%	09/28/20	10,415	10,480,979
Second Lien Term Loan	7.00%	03/26/21	1,651	1,698,969
Re/Max International, Inc., Term Loan	4.00%	07/31/20	4,175	4,182,509
Realogy Corp.,
Term Loan B	4.50%	03/05/20	21,943	22,203,648
Synthetic LOC	4.42%	10/10/16	1	638
United Subcontractors, Inc., PIK Term Loan (Acquired 02/15/06-09/30/13; Cost $1,385,421) (e)	4.25%	06/30/15	129	125,439
WireCo WorldGroup Inc., Term Loan (Acquired 07/02/12; Cost $1,146,562)	6.00%	02/15/17	1,155	1,160,554
				70,466,106

Business Equipment & Services–7.82%

Advantage Sales & Marketing Inc.,
First Lien Term Loan	4.25%	12/18/17	1,444	1,456,352
Second Lien Term Loan	8.25%	06/18/18	273	277,065
Asurion Corp.,
Incremental Term Loan B-1	4.50%	05/24/19	23,108	23,144,601
Incremental Term Loan B-2	3.50%	07/08/20	22,500	22,153,737
Audio Visual Services Group, Inc., First Lien Term Loan (Acquired 11/09/12-01/14/13; Cost $2,643,143)	6.75%	11/09/18	2,681	2,728,351
Brock Holdings III, Inc., First Lien Term Loan	6.01%	03/16/17	231	232,554
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19	4,383	4,492,875
Catalina Marketing Corp., Term Loan	5.25%	10/12/20	3,908	3,951,053
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/19	2,843	2,838,459
Second Lien Term Loan	8.75%	12/21/20	576	575,710
Duff & Phelps Corp., Term Loan	4.50%	04/23/20	1,129	1,131,249
Emdeon Inc., Term Loan B-2	3.75%	11/02/18	1,647	1,655,764
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	8,580	8,741,207
First Data Corp.,
Term Loan	4.17%	03/24/17	6,040	6,063,510
Term Loan	4.17%	03/23/18	20,019	20,096,416
FS Funding AS (Denmark), Term Loan B-12	3.75%	04/30/18	1,304	1,310,727
Garda World Security Corp. (Canada),

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Business Equipment & Services–(continued)

Delayed Draw Term Loan B (g)	—	11/06/20	$254	$256,039
Term Loan B (g)	—	11/06/20	994	1,000,881
Genesys Telecom Holdings, U.S., Inc.,
Delayed Draw Term Loan 2 (g)	—	11/13/20	2,318	2,316,822
Term Loan	4.00%	02/07/20	799	796,932
Term Loan 2 (g)	—	11/13/20	1,159	1,158,411
Helios Holding, Inc., First Lien Term Loan	6.50%	07/13/18	1,998	2,010,563
Information Resources, Inc., Term Loan	4.75%	09/30/20	3,836	3,878,797
ION Trading Technologies S.a.r.l. (Luxembourg), First Lien Term Loan	4.50%	05/22/20	3,199	3,220,906
Koosharem LLC,
PIK First Lien Term Loan (c)(e)	0.00%	06/30/14	741	633,152
PIK Second Lien Term Loan (Acquired 07/18/07-09/30/11; Cost $362,300)(c)(e)	0.00%	12/31/14	362	45,287
Kronos Inc.,
First Lien Incremental Term Loan	4.50%	10/30/19	7,117	7,170,441
Second Lien Term Loan	9.75%	04/30/20	1,273	1,317,104
Lonestar Intermediate Super Holdings, LLC, Term Loan	11.00%	09/02/19	2,788	2,904,588
MCS AMS Sub-Holdings LLC, Term Loan	7.00%	10/15/19	1,419	1,378,018
MEI, Inc., Term Loan	5.00%	08/21/20	2,826	2,843,509
Nuance Communications, Inc., Term Loan C	2.92%	08/07/19	6,167	6,146,907
Pacific Industrial Services US FinCo LLC,
Term Loan B	5.00%	10/02/18	6,053	6,136,571
Second Lien Term Loan	8.75%	04/02/19	2,365	2,421,450
Sensus USA, Inc., First Lien Term Loan	4.75%	05/09/17	3,240	3,262,736
Servicemaster Company, The,
Term Loan B	4.42%	01/31/17	3,004	2,976,538
Term Loan C	4.25%	01/31/17	4,437	4,381,268
Synthetic LOC	4.52%	01/31/17	3,750	3,623,438
SourceHOV LLC,
First Lien Term Loan B	5.25%	04/30/18	5,182	5,223,434
Second Lien Term Loan	8.75%	04/30/19	355	360,136
SunGard Data Systems Inc.,
Term Loan C	3.92%	02/28/17	843	847,394
Term Loan D	4.50%	01/31/20	1,066	1,073,403
Term Loan E	4.00%	03/09/20	9,273	9,363,897
TNS Inc.,
First Lien Term Loan	5.00%	02/14/20	1,239	1,249,291
Second Lien Term Loan	9.00%	08/14/20	98	99,310
Trans Union LLC, Term Loan	4.25%	02/10/19	754	760,120
Valleycrest Companies LLC, Term Loan	5.50%	06/13/19	1,307	1,316,587
Wash MultiFamily Laundry Systems, LLC, Term Loan	4.50%	02/21/19	1,597	1,603,014
West Corp., Revolver Loan (f)	0.00%	01/15/16	1,748	1,695,387
				184,321,961

Cable & Satellite Television–3.40%

Atlantic Broadband Finance, LLC, Term Loan B	3.25%	12/02/19	968	967,931
Cequel Communications, LLC, Term Loan	3.50%	02/14/19	5,209	5,223,281
Charter Communications Operating LLC, Term Loan E	3.00%	07/01/20	3,405	3,366,356
CSC Holdings, LLC, Term Loan B	2.66%	04/17/20	14,814	14,680,321
MCC Iowa,
Term Loan D-1	1.88%	01/31/15	1,935	1,929,952
Term Loan D-2	1.88%	01/31/15	268	266,926
Term Loan G	4.00%	01/20/20	997	1,000,598
Term Loan H	3.25%	01/29/21	3,302	3,294,416
Media Holdco, L.P., Term Loan (Acquired 01/22/13-03/26/13; Cost $2,330,339)	8.25%	07/24/18	2,333	2,344,337
Mediacom Illinois LLC, Term Loan E	4.50%	10/23/17	1,948	1,956,831
Quebecor Media Inc. (Canada), Term Loan B-1	3.25%	08/17/20	5,526	5,486,831
UPC Financing Partnership,
Term Loan AF	4.00%	01/29/21	2,004	2,017,261
Term Loan AH	3.25%	06/30/21	7,930	7,922,592

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Cable & Satellite Television–(continued)

Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/08/20	$13,631	$13,652,042
WaveDivision Holdings, LLC, Term Loan	4.00%	10/15/19	3,163	3,180,823
WideOpenWest Finance, LLC,
Term Loan B	4.75%	04/01/19	8,049	8,107,323
Term Loan B-1	3.75%	07/17/17	4,859	4,878,367
				80,276,188

Chemicals & Plastics–4.92%

Allnex & Cy S.C.A.,
Term Loan B-1	4.50%	10/03/19	2,805	2,823,935
Term Loan B-2	4.50%	10/03/19	1,455	1,465,204
Second Lien Term Loan	8.25%	04/03/20	338	348,811
Arysta LifeScience SPC, LLC,
First Lien Term Loan	4.50%	11/30/20	9,991	10,069,130
Second Lien Term Loan	8.25%	05/29/20	1,038	1,060,184
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	4,434	4,237,206
Aster 1 SA (Germany),
Term Loan B-5	6.65%	12/31/16	721	719,974
Term Loan C-5	6.65%	12/30/16	738	737,206
DuPont Performance Coatings, Inc., Term Loan B	4.75%	02/01/20	14,419	14,551,783
Emerald Performance Materials, LLC, First Lien Term Loan (Acquired 05/15/12; Cost $1,156,432)	6.75%	05/18/18	1,165	1,173,871
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	5,597	5,624,908
Huntsman International LLC,
Term Loan B	2.71%	04/19/17	1,307	1,309,106
Term Loan (g)	—	10/15/20	18,700	18,754,141
Ineos Holdings Ltd., Term Loan	4.00%	05/04/18	16,055	16,115,169
MacDermid, Inc., Term Loan B	4.00%	06/08/20	2,890	2,912,711
OMNOVA Solutions, Inc., Term Loan B-1	4.25%	05/31/18	3,708	3,735,611
Otter Products, LLC, Term Loan	5.25%	04/29/19	1,135	1,140,621
Oxea Finance LLC,
First Lien Term Loan B-2	4.25%	01/15/20	4,621	4,657,251
Second Lien Term Loan	8.25%	07/15/20	1,557	1,589,552
Phillips Plastics Corp., Term Loan (Acquired 12/09/11-12/14/11; Cost $733,427)	4.75%	02/13/17	738	739,460
PQ Corp., Term Loan	4.50%	08/07/17	9,871	9,979,997
Taminco Global Chemical Corp., Term Loan B-2	4.25%	02/15/19	2,262	2,277,736
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,634	1,635,445
Univar Inc., Term Loan B	5.00%	06/30/17	3,978	3,923,455
WNA Holdings, Inc.,
Term Loan	4.53%	06/05/20	2,404	2,425,460
Term Loan	4.53%	06/07/20	1,306	1,317,534
Second Lien Term Loan	8.50%	12/07/20	642	650,281
				115,975,742

Clothing & Textiles–0.34%

PVH Corp., Term Loan B	3.25%	02/13/20	8,039	8,064,960

Conglomerates–0.65%

CeramTec Acquisition Corp.,
Term Loan B-1	4.25%	08/31/20	4,167	4,189,095
Term Loan B-2	4.25%	08/28/20	410	412,484
Term Loan B-3	4.25%	08/28/20	1,267	1,274,176
Epiq Systems, Inc., Term Loan	4.75%	08/27/20	4,439	4,438,968
Jarden Corp., Term Loan B1	2.91%	09/30/20	1,227	1,228,950
RGIS Services, LLC, Term Loan C	5.50%	10/18/17	755	745,862
Spectrum Brands, Inc.,
Term Loan	4.50%	12/17/19	2,348	2,362,403
Term Loan C	3.50%	09/04/19	644	646,694
				15,298,632

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Containers & Glass Products–2.00%

Berlin Packaging, LLC,
First Lien Term Loan	4.75%	04/02/19	$4,343	$4,394,833
Second Lien Term Loan	8.75%	04/02/20	845	867,127
Berry Plastics Group, Inc., Term Loan D	3.50%	02/07/20	14,709	14,687,601
BWAY Holding Co., Term Loan	4.50%	08/07/17	3,400	3,426,171
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,375	1,386,557
Exopack Holdings S.A., Term Loan	5.25%	05/08/19	2,675	2,719,009
Hoffmaster Group, Inc., First Lien Term Loan	6.50%	01/03/18	4,305	4,310,717
Pact Group (USA), Inc., Term Loan	3.75%	05/29/20	5,583	5,551,878
Pertus Sechzehnte GmbH (Germany),
Term Loan B2A	4.54%	12/14/16	500	500,813
Term Loan C2A	4.79%	06/14/17	500	500,813
Ranpak Corp.,
First Lien Term Loan	4.50%	04/23/19	562	567,025
Second Lien Term Loan	8.50%	04/23/20	650	669,351
Reynolds Group Holdings Inc.,
Incremental Term Loan	4.00%	12/03/18	1,632	1,645,541
Revolver Loan (f)	0.00%	11/05/14	3,987	3,983,879
TricorBraun Inc., Term Loan	4.00%	05/03/18	1,918	1,923,970
				47,135,285

Cosmetics & Toiletries–0.44%

Nice-Pak Products, Inc., Term Loan	8.00%	06/18/14	520	504,100
Revlon Consumer Products Corp.,
Term Loan	4.00%	11/20/17	3,297	3,321,356
Term Loan	4.00%	08/19/19	6,433	6,466,038
				10,291,494

Drugs–1.35%

Grifols, Inc., Term Loan B	4.25%	06/01/17	4,274	4,304,855
Harlan Laboratories, Inc., Term Loan	3.77%	07/11/14	2,249	2,043,080
IMS Health Inc., Term Loan B-1	3.75%	09/01/17	10,686	10,744,153
Medpace Intermediateco, Inc., Term Loan B (Acquired 06/21/11-04/12/13; Cost $2,011,782)	5.25%	06/16/17	2,037	2,037,027
Quintiles Transnational Corp., Term Loan B-2	4.00%	06/08/18	1,517	1,521,099
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan C-2	3.75%	12/11/19	11,173	11,277,885
				31,928,099

Ecological Services & Equipment–0.23%

ADS Waste Holdings, Inc., Term Loan B	4.25%	10/09/19	4,411	4,438,977
WCA Waste Corp., Term Loan	4.00%	03/23/18	946	947,375
				5,386,352

Electronics & Electrical–5.85%

Active Network, Inc., First Lien Term Loan	5.50%	11/15/20	780	783,379
Aeroflex Inc., Term Loan B-1	4.50%	11/11/19	5,996	6,045,753
Blackboard Inc., Term Loan B-3	4.75%	10/04/18	11,762	11,873,836
Blue Coat Systems, Inc., Term Loan	4.50%	05/31/19	1,944	1,956,592
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	2,658	2,677,328
Dealer Computer Services, Inc., Term Loan B	2.16%	04/21/16	746	747,845
DEI Sales, Inc., Term Loan	5.75%	07/13/17	2,140	2,122,173
Dell International LLC, Term Loan C	3.75%	10/29/18	20,224	20,204,175
Deltek, Inc., First Lien Term Loan	5.00%	10/10/18	9,506	9,557,087
DG FastChannel, Inc., Term Loan	7.25%	07/26/18	4,404	4,429,653
Freescale Semiconductor, Inc.,
Term Loan B-4	5.00%	02/28/20	18,112	18,341,659
Term Loan B-5	5.00%	01/15/21	12,527	12,685,906

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Electronics & Electrical–(continued)

Infor (US), Inc.,
Term Loan B-2	5.25%	04/05/18	$1,765	$1,776,778
Term Loan B-3	3.75%	06/03/20	8,349	8,358,102
Microsemi Corp., Term Loan	3.75%	02/19/20	856	860,251
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18	2,774	2,784,139
Oberthur Technologies of America Corp., Term Loan B-2	5.75%	10/18/19	1,894	1,916,088
Riverbed Technology, Inc., Term Loan	4.00%	12/18/19	1,767	1,782,937
RP Crown Parent, LLC,
First Lien Term Loan	6.75%	12/21/18	8,554	8,650,195
Second Lien Term Loan	11.25%	12/20/19	602	627,354
Ship Luxco 3 S.a.r.l., (Luxembourg)
Term Loan (g)	—	10/14/19	1,913	1,927,774
Term Loan B2A-II	5.25%	11/29/19	986	996,034
Term Loan C2	4.75%	11/29/19	2,915	2,937,425
Sophia, L.P., Term Loan B	4.50%	07/19/18	6,489	6,549,897
SSI Investments II Ltd., Term Loan	5.00%	05/26/17	3,152	3,183,353
Verint Systems Inc., Term Loan	4.00%	09/06/19	2,822	2,838,379
Wesco Distribution, Inc., Term Loan B-1	4.50%	12/12/19	1,357	1,362,566
				137,976,658

Equipment Leasing–0.12%

Flying Fortress Inc., Term Loan	3.50%	06/30/17	2,738	2,747,304

Financial Intermediaries–2.08%

Bankruptcy Management Solutions, Inc., Term Loan B (Acquired 06/27/13; Cost $21,210)	7.00%	06/27/18	23	21,393
Blackstone Perpetual BidCo B.V. (Netherlands), Term Loan B2	4.75%	04/02/20	1,340	1,343,621
GEO Group, Inc., Term Loan	3.25%	04/03/20	501	503,633
iPayment Inc., Term Loan	6.75%	05/08/17	3,978	3,869,753
LPL Holdings, Inc., Incremental Term Loan B	3.25%	03/29/19	1,465	1,464,608
MIP Delaware, LLC, Term Loan B-1	4.00%	03/09/20	1,157	1,163,769
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	8,117	8,185,284
Nuveen Investments, Inc., First Lien Term Loan B	4.16%	05/15/17	22,700	22,495,715
RJO Holdings Corp., Term Loan	6.92%	12/10/15	1,637	1,462,828
TransFirst Holdings, Inc.,
First Lien Term Loan B-1	4.75%	12/27/17	5,082	5,096,933
Second Lien Term Loan	11.00%	06/27/18	2,574	2,613,248
VFH Parent LLC, Term Loan	5.75%	11/06/19	780	784,760
				49,005,545

Food & Drug Retailers–0.89%

Pantry Inc. (The), Term Loan	4.75%	08/02/19	2,267	2,296,727
Rite Aid Corp.,
Term Loan 6	4.00%	02/21/20	4,144	4,183,195
Second Lien Term Loan 1	5.75%	08/21/20	1,353	1,391,245
Roundy’s Supermarkets, Inc., Term Loan B	5.75%	02/13/19	6,823	6,700,833
SuperValu Inc., Term Loan	5.00%	03/21/19	6,381	6,423,112
				20,995,112

Food Products–3.23%

AdvancePierre Foods, Inc.,
First Lien Term Loan	5.75%	07/10/17	8,607	8,581,471
Second Lien Term Loan	9.50%	10/10/17	524	520,827
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	2,839	2,677,990
CSM Bakery Supplies LLC, Term Loan	4.75%	07/03/20	5,866	5,898,518
Del Monte Corp., Term Loan	4.00%	03/08/18	6,320	6,354,392
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	8,464	8,519,340
H.J. Heinz Company,
Revolving Term Loan (f)	0.00%	06/07/18	10,581	10,263,235

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Food Products–(continued)

Term Loan B-2	3.50%	06/05/20	$10,695	$10,781,425
JBS USA, LLC,
Incremental Term Loan	3.75%	09/18/20	2,645	2,641,707
Term Loan	3.75%	05/25/18	7,837	7,841,957
New HB Acquisition, LLC , Term Loan B	6.75%	04/09/20	2,412	2,488,411
Pinnacle Foods Finance LLC,
Term Loan G	3.25%	04/29/20	1,904	1,905,524
Term Loan H	3.25%	04/29/20	7,627	7,631,959
QCE LLC, Term Loan	9.00%	01/24/17	11	4,771
				76,111,527

Food Service–3.01%

Aramark Corp.,
LOC	3.67%	07/26/16	82	82,550
Term Loan B	3.70%	07/26/16	1,931	1,940,002
Term Loan C	3.75%	07/26/16	8,724	8,765,563
Term Loan D	4.00%	09/09/19	5,414	5,444,987
ARG IH Corp., Term Loan	5.00%	11/15/20	761	765,609
Burger King Corp., Term Loan B	3.75%	09/28/19	3,507	3,525,637
Dunkin’ Brands, Inc., Term Loan B-3	3.75%	02/14/20	690	692,940
Focus Brands Inc., First Lien Term Loan	4.25%	02/21/18	2,711	2,703,849
Landry’s, Inc., Term Loan B	4.00%	04/24/18	5,875	5,913,963
OSI Restaurant Partners, LLC, Term Loan	3.50%	10/25/19	2,132	2,137,665
Restaurant Holding Co., LLC, Term Loan	9.00%	02/17/17	3,631	3,395,401
Seminole Hard Rock Entertainment, Inc., Term Loan	3.50%	05/14/20	1,174	1,174,894
US Foods, Inc., Incremental Term Loan	4.50%	03/29/19	15,390	15,467,047
Weight Watchers International, Inc., Term Loan B-2	3.75%	04/02/20	22,028	19,033,483
				71,043,590

Forest Products–0.15%

Xerium Technologies, Inc., Term Loan	5.75%	05/17/19	3,517	3,546,516

Healthcare–6.52%

Alere Inc.,
Incremental Term Loan B-1	4.25%	06/30/17	1,137	1,146,408
Incremental Term Loan B-2	4.25%	06/30/17	512	516,432
Term Loan B	4.25%	06/30/17	1,729	1,743,753
AMN Healthcare, Inc., Term Loan B	3.75%	04/05/18	858	865,112
Apria Healthcare Group Inc., Term Loan	6.75%	04/05/20	18,939	19,049,476
ATI Holdings, Inc., Term Loan	5.75%	12/21/19	1,441	1,455,281
Biomet, Inc., Term Loan B-2	3.69%	07/25/17	15,406	15,551,966
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	12,328	12,491,114
Community Health Systems, Inc., Term Loan	3.74%	01/25/17	1,239	1,246,910
DaVita Inc., Term Loan B	4.50%	10/20/16	4,905	4,942,252
DJO Finance LLC, Term Loan B	4.75%	09/15/17	12,808	12,961,403
Drumm Investors LLC, Term Loan	5.00%	05/04/18	2,634	2,574,289
HCA, Inc., Term Loan B-5	3.00%	03/31/17	14,357	14,385,371
Health Management Associates, Inc., Term Loan B	3.50%	11/16/18	13,825	13,845,380
Hologic, Inc., Term Loan B	3.75%	08/01/19	1,713	1,723,836
Kindred Healthcare, Inc., Term Loan B-1	4.25%	06/01/18	10,919	10,939,821
Kinetic Concepts, Inc., Term Loan D-1	4.50%	05/04/18	25,304	25,614,270
Pharmaceutical Product Development, Inc., Term Loan	4.00%	12/05/18	659	664,588
Surgical Care Affiliates, LLC, Incremental Term Loan C	4.25%	06/29/18	2,113	2,128,971
TriZetto Group, Inc.,
Term Loan	4.75%	05/02/18	6,165	6,078,369
Second Lien Term Loan	8.50%	03/28/19	1,968	1,879,609
Western Dental Services, Inc., Term Loan	8.25%	11/01/18	1,881	1,895,091
				153,699,702

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Home Furnishings–0.23%

Britax Group Ltd., Term Loan	4.50%	10/15/20	$802	$807,260
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/19	4,540	4,565,969
				5,373,229

Industrial Equipment–3.04%

Accudyne Industries LLC, Term Loan	4.00%	12/13/19	5,829	5,839,877
Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19	535	542,059
Apex Tool Group, LLC, Term Loan	4.50%	01/31/20	7,438	7,469,284
Crosby US Acquisition Corp.,
First Lien Term Loan (g)	—	11/23/20	6,498	6,519,522
Second Lien Term Loan (g)	—	11/22/21	1,560	1,590,248
Doncasters US Finance LLC, Term Loan B	5.50%	04/09/20	6,625	6,695,156
Filtration Group Corp.,
First Lien Term Loan (g)	—	11/21/20	1,637	1,653,773
Second Lien Term Loan (g)	—	11/21/21	793	809,341
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	5,056	5,039,274
Generac Power System, Inc., Term Loan B	3.50%	05/31/20	1,883	1,887,130
Grede LLC, Term Loan B	4.50%	05/02/18	3,057	3,074,603
Husky Injection Molding Systems Ltd., Term Loan	4.25%	06/29/18	5,293	5,339,691
Manitowoc Company, Inc., Term Loan B	4.25%	11/13/17	380	381,235
Milacron LLC, First Lien Term Loan	4.25%	03/30/20	3,157	3,156,601
MX Holdings US, Inc., Term Loan B-1	4.50%	08/14/20	3,385	3,413,263
QS0001 Corp., First Lien Term Loan	4.25%	11/09/18	4,046	4,070,197
Rexnord LLC / RBS Global, Inc., Term Loan B	4.00%	08/21/20	10,446	10,463,672
Tank Holding Corp., Term Loan	4.25%	07/09/19	2,772	2,766,941
Terex Corp., Term Loan	3.50%	04/28/17	549	553,936
Unifrax Holding Co., Term Loan	4.25%	11/28/18	541	544,177
				71,809,980

Insurance–0.24%

Cooper Gay Swett & Crawford Ltd.,
First Lien Term Loan	5.00%	04/16/20	1,945	1,925,548
Second Lien Term Loan	8.25%	10/16/20	1,300	1,281,295
Sedgwick CMS Holdings, Inc., First Lien Term Loan B	4.25%	06/12/18	1,453	1,460,383
USI Inc., Term Loan	5.00%	12/27/19	936	941,358
				5,608,584

Leisure Goods, Activities & Movies–3.48%

24 Hour Fitness Worldwide, Inc., Term Loan B	5.25%	04/22/16	4,776	4,831,026
Activision Blizzard, Inc., Term Loan	3.25%	10/12/20	5,749	5,773,960
Alpha Topco Ltd. (United Kingdom), Term Loan B	4.50%	04/30/19	22,055	22,311,478
AMC Entertainment Inc., Term Loan	3.50%	04/30/20	2,936	2,939,413
Bright Horizons Family Solutions, Inc., Term Loan B	4.00%	01/30/20	3,560	3,584,984
Cedar Fair, L.P., Term Loan	3.25%	03/06/20	3,122	3,138,290
Equinox Holdings Inc., First Lien Term Loan	4.50%	01/31/20	2,083	2,098,257
Fender Musical Instruments Corp., Term Loan	5.75%	04/03/19	568	575,426
Great Wolf Resorts, Inc., Term Loan B	4.50%	08/06/20	5,613	5,638,199
IMG Worldwide, Inc., Term Loan B	5.50%	06/16/16	4,763	4,767,820
Kasima, LLC, Term Loan	3.25%	05/17/21	3,448	3,447,954
Live Nation Entertainment, Inc., Term Loan B-1	3.50%	08/17/20	3,982	3,997,560
Merlin Entertainments Group Luxembourg 2 S.a.r.l. (Luxembourg), Term Loan B-1	3.43%	07/03/19	3,915	3,939,814
Sabre, Inc.,
Incremental Term Loan	4.50%	02/19/19	1,250	1,250,394
Term Loan B	5.25%	02/19/19	3,758	3,788,191
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/20	1,606	1,588,703
Six Flags Theme Parks Inc., Term Loan B	4.00%	12/20/18	584	587,531
SRAM, LLC, First Lien Term Loan	4.00%	04/10/20	1,227	1,225,796

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Leisure Goods, Activities & Movies–(continued)

US FinCo LLC, Term Loan B	4.00%	05/29/20	$2,524	$2,527,295
Zuffa, LLC, Term Loan	4.50%	02/25/20	4,003	4,043,466
				82,055,557

Lodging & Casinos–6.18%

Bally Technologies, Inc., Term Loan B (g)	—	11/25/20	10,446	10,528,226
Boyd Acquisition Sub, LLC, Term Loan B	4.25%	11/20/17	150	151,029
Boyd Gaming Corp., Term Loan B	4.00%	08/14/20	3,493	3,506,817
Cannery Casino Resorts, LLC,
First Lien Term Loan	6.00%	10/02/18	4,209	4,154,573
Second Lien Term Loan	10.00%	10/02/19	515	475,534
Centaur Acquisition, LLC, First Lien Term Loan	5.25%	02/20/19	2,392	2,425,776
Four Seasons Holdings Inc., (Canada)
First Lien Term Loan	4.25%	06/27/20	3,299	3,322,709
Second Lien Term Loan	6.25%	12/28/20	2,066	2,125,079
Golden Nugget, Inc.,
Delayed Draw Term Loan (g)	—	11/21/19	702	709,640
Term Loan (g)	—	11/21/19	1,638	1,655,828
Harrah’s Operating Co., Inc.,
Term Loan B-5	4.49%	01/26/18	10,160	9,545,049
Term Loan B-6	5.49%	01/26/18	1,894	1,805,927
Hilton Worldwide Finance, LLC, Term Loan	4.00%	10/26/20	61,458	61,726,442
MGM Resorts International, Term Loan B	3.50%	12/20/19	6,080	6,087,154
Pinnacle Entertainment, Inc.,
Term Loan B-1	3.75%	08/15/16	1,311	1,315,972
Term Loan B-2	3.75%	08/13/20	3,716	3,736,694
Scientific Games International, Inc., Term Loan	4.25%	10/18/20	20,226	20,271,603
Station Casinos LLC, Term Loan B	5.00%	03/02/20	829	839,217
Twin River Management Group, Inc., Term Loan	5.25%	11/09/18	6,566	6,654,369
Yonkers Racing Corp.,
First Lien Term Loan	4.25%	08/16/19	4,263	4,252,609
Second Lien Term Loan (Acquired 08/16/13; Cost $388,173)	8.75%	08/20/20	392	392,941
				145,683,188

Nonferrous Metals & Minerals–1.08%

Alpha Natural Resources, Inc., Term Loan B	3.50%	05/22/20	5,421	5,337,679
Arch Coal, Inc., Term Loan	5.75%	05/16/18	10,511	10,290,012
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	3,401	3,188,263
Novelis Inc., Term Loan	3.75%	03/10/17	789	794,256
Walter Energy, Inc., Term Loan B	6.75%	04/02/18	6,050	5,940,073
				25,550,283

Oil & Gas–5.42%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	69	70,072
Atlas Energy, L.P., Term Loan (Acquired 07/22/13-07/24/13; Cost $3,371,637)	6.50%	07/31/19	3,363	3,447,481
Azure Midstream Energy LLC, Term Loan (g)	—	11/12/18	2,961	2,981,375
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/20	7,036	7,141,089
Buffalo Gulf Coast Terminals LLC, Term Loan (Acquired 10/31/11-10/12/23; Cost $4,636,526)	5.25%	10/31/17	4,623	4,668,954
Chesapeake Energy Corp., Term Loan	5.75%	12/01/17	17,309	17,697,611
CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	702	708,934
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	1,289	1,330,274
Drillships Financing Holding Inc.,
Term Loan B-1	6.00%	03/31/21	13,793	14,103,248
Term Loan B-2	5.50%	07/15/16	4,432	4,494,496
EMG Utica, LLC, Term Loan	4.75%	03/27/20	2,761	2,775,203
EXCO Resources, Inc., Term Loan (Acquired 08/16/13; Cost $5,672,016)	5.00%	08/19/19	5,727	5,741,129

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oil & Gas–(continued)

Fieldwood Energy LLC,
Term Loan	3.88%	09/28/18	$5,087	$5,129,897
Second Lien Term Loan	8.38%	09/30/20	4,731	4,835,000
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $881,606)	4.50%	05/02/16	882	886,014
HGIM Corp., Term Loan B	5.50%	06/18/20	6,074	6,111,640
Kinder Morgan, Inc., Term Loan	4.17%	05/22/15	10,830	10,891,308
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	8,329	7,752,724
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 05/05/11; Cost $969,209)	7.00%	11/02/15	953	957,459
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/04/18	3,574	3,611,867
Samson Investment Co., Second Lien Term Loan	6.00%	09/25/18	5,262	5,290,154
Saxon Enterprises LLC, Term Loan	5.50%	02/15/19	2,429	2,455,044
Tallgrass Operations, LLC, Term Loan	4.25%	11/13/18	3,520	3,532,950
Tervita Corp. (Canada), Term Loan	6.25%	05/15/18	7,025	7,046,513
WildHorse Resources, LLC, Term Loan (Acquired 06/07/13; Cost $4,186,047)	7.50%	12/13/18	4,225	4,225,168
				127,885,604

Publishing–2.42%

Cenveo Corp., Term Loan B	6.25%	02/13/17	10,221	10,335,881
Endurance Business Media, Inc., Term Loan (Acquired 07/26/06; Cost $80,943)	6.50%	12/15/14	62	15,466
Getty Images, Inc.,
Term Loan	4.75%	10/18/19	5,162	4,784,618
Revolver Loan (g)	—	10/18/17	1,478	1,263,658
Harland Clarke Holdings Corp., Term Loan B-2	5.41%	06/30/17	360	361,467
Lamar Media Corp., Term Loan B (Acquired 04/08/10; Cost $8,976)	4.00%	12/30/16	9	9,009
Media General, Inc., Term Loan B	4.25%	07/31/20	6,833	6,914,442
MediMedia USA, Inc., First Lien Term Loan (Acquired 05/10/13-09/05/13; Cost $5,490,429)	8.00%	11/20/18	5,626	5,485,280
Merrill Communications LLC, Term Loan	7.25%	03/08/18	5,115	5,217,634
MTL Publishing LLC, Term Loan B-1	4.25%	06/29/18	4,623	4,652,041
Multi Packaging Solutions, Inc., Term Loan	4.25%	08/21/20	2,268	2,281,132
Newsday, LLC, Term Loan	3.66%	10/12/16	4,819	4,837,491
ProQuest LLC, Term Loan	6.00%	04/13/18	1,788	1,802,496
Southern Graphics Inc., Term Loan	4.25%	10/17/19	4,550	4,569,785
Tribune Co., Term Loan B	4.00%	12/31/19	4,601	4,610,543
				57,140,943

Radio & Television–3.41%

Clear Channel Communications, Inc.,
Term Loan B	3.81%	01/29/16	7,031	6,791,463
Term Loan D	6.91%	01/30/19	34,262	32,413,434
E.W. Scripps Co., Term Loan (g)	—	11/26/20	1,379	1,385,773
Entravision Communications Corp., Term Loan B	3.50%	05/29/20	7,501	7,405,367
FoxCo Acquisition Sub, LLC, Term Loan	5.50%	07/14/17	2,468	2,479,296
Gray Television, Inc., Term Loan	4.75%	10/15/19	661	665,307
Lin Television Corp., Term Loan B	4.00%	12/21/18	689	694,082
Local TV Finance, LLC, Term Loan B-2	6.25%	05/07/15	961	962,394
Mission Broadcasting, Inc.,
Term Loan B	4.50%	12/03/19	193	193,984
Term Loan B-2	3.75%	10/01/20	21	20,635
NEP/NCP HoldCo, Inc.,
First Lien Term Loan	4.75%	01/22/20	2,480	2,493,633
Second Lien Term Loan	9.50%	07/22/20	132	135,976
Nexstar Broadcasting, Inc.,
Term Loan B	4.50%	12/03/19	457	458,565
Term Loan B-2	3.75%	10/01/20	4	4,127
Nine Entertainment Corp.,
Term Loan B	3.25%	02/05/20	4,577	4,560,199
Term Loan B	3.75%	02/05/20	808	805,570
Raycom TV Broadcasting, LLC, Term Loan B (Acquired 06/01/11; Cost $2,080,018)	4.25%	05/31/17	2,086	2,094,053

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Radio & Television–(continued)

Sinclair Television Group, Inc., Term Loan B	3.00%	04/09/20	$2,036	$2,025,467
TWCC Holding Corp.,
Term Loan	3.50%	02/13/17	1,994	2,003,504
Second Lien Term Loan	7.00%	06/26/20	2,023	2,077,232
Univision Communications Inc.,
First Lien Term Loan	4.50%	03/02/20	7,472	7,508,305
Term Loan	4.50%	03/02/20	3,186	3,204,525
				80,382,891

Retailers (except Food & Drug)–4.60%

Academy, Ltd., Term Loan	4.50%	08/03/18	2,270	2,286,445
CDW LLC, Term Loan	3.25%	04/29/20	14,544	14,502,663
Collective Brands, Inc., Term Loan	7.25%	10/09/19	6,576	6,600,456
David’s Bridal, Inc.,
ABL Revolver (f)	0.00%	10/11/17	1,573	1,470,456
Term Loan	5.00%	10/11/19	1,220	1,224,368
Guitar Center, Inc., Term Loan	6.25%	04/10/17	7,845	7,607,048
Hudson’s Bay Co. (Canada), First Lien Term Loan	4.75%	11/04/20	10,289	10,437,228
National Vision, Inc., Term Loan (Acquired 08/03/12-03/19/13; Cost $2,732,202)	7.00%	08/02/18	2,721	2,734,496
Neiman Marcus Group, Inc., Term Loan	5.00%	10/26/20	10,156	10,235,802
OSP Group, Inc., First Lien Term Loan	5.50%	02/05/20	4,137	4,193,744
Pep Boys - Manny, Moe & Jack, Term Loan	4.25%	10/11/18	1,474	1,481,169
Savers Inc., Term Loan	5.00%	07/09/19	4,903	4,924,170
Sears Holding Corp., Term Loan	5.50%	06/30/18	20,980	21,072,092
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19	6,586	6,608,205
Toys ‘R’ US-Delaware, Inc.,
Term Loan	6.00%	09/01/16	1,016	949,286
Term Loan B-2	5.25%	05/25/18	399	356,076
Term Loan B-3	5.25%	05/25/18	116	103,298
Term Loan	6.00%	08/21/19	10,135	9,876,952
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	1,950	1,867,589
				108,531,543

Steel–0.32%

JFB Firth Rixson Inc., Term Loan	4.25%	06/30/17	668	673,272
JMC Steel Group Inc., Term Loan	4.75%	04/03/17	1,085	1,089,282
TMS International Corp., Term Loan B	4.50%	10/16/20	2,890	2,914,809
Waupaca Foundry, Inc., Term Loan	4.50%	06/29/17	2,819	2,828,041
				7,505,404

Surface Transport–1.07%

American Petroleum Tankers Parent LLC, Term Loan	4.75%	10/02/19	2,204	2,215,069
Ceva Group PLC, (United Kingdom)
Term Loan B	0.15%	08/31/16	216	211,574
Term Loan B	5.24%	08/31/16	1,260	1,235,307
JHCI Acquisition, Inc., First Lien Term Loan	7.00%	07/11/19	2,809	2,815,256
Kenan Advantage Group, Inc., Term Loan	3.75%	06/10/16	779	782,402
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	8,180	8,312,822
Swift Transportation Co., LLC,
Term Loan B-1	2.92%	12/21/16	804	809,425
Term Loan B-2	4.00%	12/21/17	1,075	1,083,599
U.S. Shipping Corp., Term Loan (Acquired 04/19/13-10/15/13; Cost $7,614,053)	9.00%	04/30/18	7,589	7,816,316
				25,281,770

Telecommunications–6.28%

Arris Group, Inc., First Lien Term Loan B	3.50%	04/17/20	242	240,931

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Telecommunications–(continued)

Avaya Inc.,
Term Loan B-3	4.74%	10/26/17	$26,538	$25,480,039
Term Loan B-5	8.00%	03/30/18	4,943	4,934,126
Cellular South, Inc., Term Loan B	3.25%	05/22/20	2,586	2,584,763
Consolidated Communications, Inc.,
Term Loan 2	4.17%	12/31/17	992	996,766
Incremental Term Loan 3	5.25%	12/31/18	7,128	7,186,077
Cricket Communications, Inc.,
Term Loan	4.75%	10/10/19	2,574	2,587,972
Term Loan C	4.75%	03/09/20	5,171	5,201,376
Crown Castle Operating Co., Term Loan B	3.25%	01/31/19	9,352	9,352,956
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	9,122	9,371,540
Global Tel*Link Corp., First Lien Term Loan (Acquired 05/21/13; Cost $3,431,843)	5.00%	05/22/20	3,448	3,387,563
Hargray Communications Group, Inc., Term Loan	4.75%	06/26/19	2,429	2,451,372
Intelsat Jackson Holdings S.A., Term Loan B-2	3.75%	06/30/19	10,437	10,484,888
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/20	22,474	22,662,444
Term Loan B-III	4.00%	08/01/19	428	431,911
LTS Buyer LLC,
First Lien Term Loan B	4.50%	04/13/20	3,079	3,087,952
Second Lien Term Loan	8.00%	04/12/21	130	130,784
NTELOS Inc., Term Loan B	5.75%	11/08/19	4,359	4,391,345
Syniverse Holdings, Inc.,
Term Loan	4.00%	04/23/19	5,925	5,969,351
Term Loan	4.00%	04/23/19	3,338	3,354,525
Telesat LLC, Term Loan B-2	3.50%	03/28/19	1,275	1,280,244
tw telecom holdings Inc., Term Loan B	2.67%	04/17/20	1,541	1,547,745
U.S. TelePacific Corp., Term Loan	5.75%	02/23/17	5,268	5,277,602
Windstream Corp., First Lien Term Loan B-4	3.50%	01/23/20	2,075	2,081,261
Yankee Cable Acquisition, LLC, Term Loan	5.25%	03/02/20	7,148	7,191,238
Zayo Group, LLC, Term Loan	4.00%	07/02/19	6,385	6,396,412
				148,063,183

Utilities–2.38%

AES Corp. (The), Term Loan	3.75%	06/01/18	1,002	1,009,799
Calpine Construction Finance Co., L.P.,
Term Loan B-1	3.00%	05/03/20	5,488	5,447,886
Term Loan B-2	3.25%	01/31/22	2,317	2,303,742
Calpine Corp.,
Term Loan (g)	—	04/02/18	790	796,350
Term Loan	4.00%	10/09/19	7,815	7,878,065
Term Loan B (g)	—	10/30/20	2,023	2,040,164
Dynegy Inc., Term Loan B-2	4.00%	04/23/20	7,003	7,029,593
EquiPower Resources Holdings, LLC,
First Lien Term Loan B	4.25%	12/21/18	6,088	6,128,368
First Lien Term Loan C	4.25%	12/31/19	3,464	3,484,186
LSP Madison Funding, LLC, Term Loan (Acquired 06/29/12; Cost $935,145)	5.50%	06/28/19	954	968,530
NSG Holdings LLC, Term Loan (Acquired 12/17/12-10/04/13; Cost $875,397)	4.75%	12/11/19	881	890,558
Sapphire Power Finance LLC, Term Loan B (Acquired 07/02/13; Cost $3,122,358)	6.00%	07/10/18	3,152	3,187,279
Texas Competitive Electric Holdings,
Term Loan	3.73%	10/10/14	8,006	5,777,928
Term Loan	4.73%	10/10/17	5,010	3,478,516
USIC Holding, Inc., First Lien Term Loan	4.75%	07/10/20	5,650	5,688,610
				56,109,574
Total Variable Rate Senior Loan Interests				2,198,444,208

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Bonds and Notes–3.66%

Air Transport–0.02%

Continental Airlines, Inc. (h)	6.75%	09/15/15	$460	$476,675

Automotive–0.11%

Goodyear Tire & Rubber Co. (The)	6.50%	03/01/21	1,418	1,510,170
Schaeffler AG (Germany) (h)	4.75%	05/15/21	1,042	1,040,924
				2,551,094

Business Equipment & Services–0.24%

ADT Corp. (The) (h)	6.25%	10/15/21	2,222	2,333,100
First Data Corp. (h)	6.75%	11/01/20	3,207	3,391,403
				5,724,503

Cable & Satellite Television–0.07%

Lynx II Corp. (h)	5.38%	04/15/21	200	205,000
UPC Broadband Holdings, B.V. (Netherlands) (h)	7.25%	11/15/21	1,074	1,176,030
UPC Broadband Holdings, B.V. (Netherlands) (h)	6.88%	01/15/22	173	187,244
				1,568,274

Chemicals & Plastics–0.34%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	7,205	7,385,125
Ineos Holdings Ltd. (h)	8.38%	02/15/19	241	269,016
Ineos Holdings Ltd. (h)	7.50%	05/01/20	157	172,700
Taminco Global Chemical Corp. (h)	9.75%	03/31/20	226	258,488
				8,085,329

Containers & Glass Products–0.58%

Ardagh Glass Finance PLC (Ireland) (h)	7.00%	11/15/20	858	864,435
Reynolds Group Holdings Inc.	7.88%	08/15/19	1,854	2,067,210
Reynolds Group Holdings Inc.	9.88%	08/15/19	1,879	2,090,388
Reynolds Group Holdings Inc.	5.75%	10/15/20	8,318	8,546,745
				13,568,778

Electronics & Electrical–0.20%

Blackboard Inc. (h)	7.75%	11/15/19	4,194	4,173,030
Freescale Semiconductor, Inc. (h)	6.00%	01/15/22	561	569,415
				4,742,445

Food Products–0.02%

Chiquita Brands LLC (h)	7.88%	02/01/21	422	454,705

Forest Products–0.07%

Verso Paper Holding LLC	11.75%	01/15/19	1,626	1,703,235

Healthcare–0.45%

Accellent Inc.	8.38%	02/01/17	2,878	3,043,485
Biomet Inc.	6.50%	08/01/20	469	499,485
Community Health Systems, Inc.	5.13%	08/15/18	940	982,300
DJO Finance LLC	8.75%	03/15/18	1,386	1,524,600
Kindred Healthcare, Inc.	8.25%	06/01/19	542	582,650
Kinetic Concepts, Inc.	10.50%	11/01/18	1,764	2,033,010
Tenet Healthcare Corp. (h)	6.00%	10/01/20	1,832	1,921,310
				10,586,840

Lodging & Casinos–0.05%

Harrah’s Operating Co., Inc.	8.50%	02/15/20	360	348,300

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Lodging & Casinos–(continued)

Harrah’s Operating Co., Inc.	9.00%	02/15/20	$791	$767,270
				1,115,570

Nonferrous Metals & Minerals–0.04%

TiZir Ltd. (United Kingdom)	9.00%	09/28/17	1,000	1,040,000

Oil & Gas–0.33%

Kinder Morgan, Inc. (h)	5.00%	02/15/21	2,141	2,151,705
NGPL PipeCo LLC (h)	9.63%	06/01/19	472	468,063
Pacific Drilling S.A. (Luxembourg) (h)	5.38%	06/01/20	2,798	2,839,193
Tervita Corp. (Canada) (h)	8.00%	11/15/18	1,949	2,022,282
Western Refining, Inc.	6.25%	04/01/21	190	191,188
				7,672,431

Publishing–0.04%

Merrill Communications, LLC	10.00%	03/08/23	1,077	1,049,873

Radio & Television–0.23%

Sinclair Television Group, Inc. (h)	6.38%	11/01/21	1,208	1,247,260
Univision Communications Inc. (h)	6.88%	05/15/19	1,000	1,085,000
Univision Communications Inc. (h)	6.75%	09/15/22	2,833	3,123,383
				5,455,643

Retailers (except Food & Drug)–0.06%

Claire’s Stores, Inc. (h)	9.00%	03/15/19	1,202	1,349,245

Telecommunications–0.53%

Goodman Networks Inc. (h)	12.13%	07/01/18	2,775	2,955,375
Goodman Networks Inc. (h)	13.13%	07/01/18	4,154	4,403,240
Wind Telecomunicazioni S.p.A. (Italy) (h)	7.25%	02/15/18	1,500	1,575,938
Wind Telecomunicazioni S.p.A. (Italy) (h)	7.25%	02/15/18	1,612	1,693,607
Wind Telecomunicazioni S.p.A. (Italy) (h)	6.50%	04/30/20	256	272,000
Windstream Corp.	7.50%	06/01/22	1,484	1,547,070
Windstream Corp.	6.38%	08/01/23	17	16,341
				12,463,571

Utilities–0.28%

Calpine Corp. (h)	7.50%	02/15/21	3,185	3,487,241
Calpine Corp. (h)	6.00%	01/15/22	807	833,228
Calpine Corp. (h)	7.88%	01/15/23	—	284
NRG Energy, Inc.	7.63%	05/15/19	1,366	1,458,205
NRG Energy, Inc.	6.63%	03/15/23	880	908,600
				6,687,558
Total Bonds and Notes				86,295,769

Structured Products–3.19%

Apidos Cinco CDO (Cayman Islands) (h)(i)	4.49%	05/14/20	345	325,894
Apidos CLO II (h)(i)	4.99%	12/21/18	919	900,114
Apidos CLO IX (h)(i)	6.74%	07/15/23	3,083	3,074,831
Apidos CLO X (h)(i)	6.49%	10/30/22	2,190	2,186,193
Apidos CLO X (h)(i)	6.49%	10/30/22	1,367	1,364,624
Apidos CLO XI (h)(i)	5.49%	01/17/23	2,070	1,957,638
Apidos CLO XV (Cayman Islands) (h)(i)	5.00%	10/20/25	4,500	4,072,337
Apidos Quattro CDO (Cayman Islands) (h)(i)	3.84%	01/20/19	408	381,596
Ares XI CLO, Ltd. (h)(i)	3.25%	10/11/21	724	700,510

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Structured Products–(continued)

Atrium IV CDO Corp. (h)	9.18%	06/08/19	$205	$207,870
Atrium X CDO (h)(i)	4.78%	07/16/25	3,742	3,357,695
Babson CLO Ltd. 2007-I (h)(i)	3.50%	01/18/21	1,034	929,871
Babson CLO Ltd. 2013-II (g)	—	01/18/25	4,442	3,980,343
Carlyle Global Market Strategies 2012-2 (Cayman Islands) (h)(i)	6.49%	07/20/23	1,418	1,406,271
Carlyle Global Market Strategies 2012-3 (Cayman Islands) (h)(i)	5.74%	10/14/24	3,188	3,057,416
Columbus Nova CLO Ltd. (h)(i)	3.84%	05/16/19	429	403,795
Columbus Nova CLO Ltd. (h)(i)	3.84%	05/16/19	1,093	1,028,782
Dryden Senior Loan Fund 2012-23 (Cayman Islands) (h)(i)	6.24%	07/17/23	1,770	1,740,700
Dryden Senior Loan Fund 2013-30 (Cayman Islands) (h)(i)	5.26%	10/15/25	3,276	3,005,196
Flagship CLO VI (h)(i)	5.01%	06/10/21	3,254	3,076,848
Flagship CLO VI (h)(i)	5.01%	06/10/21	987	933,038
Four Corners CLO II, Ltd. (h)(i)	2.09%	01/26/20	310	298,359
Four Corners CLO II, Ltd. (h)(i)	2.09%	01/26/20	103	99,132
Gramercy Park CLO (h)(i)	5.74%	07/17/23	1,336	1,285,653
Halcyon Loan Investors CLO II, Ltd. (h)(i)	3.84%	04/24/21	917	826,132
ING IM CLO 2012-3, Ltd. (h)(i)	6.09%	10/15/22	1,243	1,222,037
ING IM CLO 2012-4, Ltd. (h)(i)	5.99%	10/15/23	1,861	1,814,044
ING IM CLO 2013-1, Ltd. (h)(i)	5.24%	04/15/24	4,808	4,493,827
ING IM CLO 2013-3, Ltd. (g)(h)(i)	—	01/18/26	2,745	2,463,720
ING Investment Management CLO III, Ltd. (h)(i)	3.75%	12/13/20	1,188	1,075,594
ING Investment Management CLO IV, Ltd. (h)(i)	4.49%	06/14/22	293	270,927
Keuka Park CLO 2013-1 (h)(i)	4.74%	10/21/24	617	553,967
KKR Financial CLO 2012-1 (h)(i)	5.75%	12/15/24	2,100	1,987,852
KKR Financial CLO 2013-1 (h)(i)	4.75%	07/15/25	2,461	2,227,033
Madison Park Funding IV Ltd. (h)(i)	3.85%	03/22/21	1,344	1,274,603
Marine Park CLO 2012-1 (h)(i)	6.01%	05/18/23	2,191	2,135,811
Octagon Investment Partners XVII Ltd. (Cayman Islands) (h)(i)	4.87%	10/25/25	980	880,444
Octagon Investment Partners XVIII Ltd. (Cayman Islands) (g)(h)	—	12/16/24	4,442	4,198,179
Pacifica CDO VI, Ltd. (h)(i)	3.99%	08/15/21	565	504,261
Sierra CLO II Ltd. (i)	3.74%	01/22/21	733	634,695
Silverado CLO 2006-II Ltd. (h)(i)	4.00%	10/16/20	886	797,722
Slater Mill Loan Fund, L.P. (h)(i)	5.74%	08/17/22	1,108	1,066,007
Symphony CLO 2013-12, Ltd. (Cayman Islands) (h)(i)	5.15%	10/15/25	1,850	1,701,166
Symphony CLO IX, Ltd. (h)(i)	5.25%	04/16/22	1,901	1,778,989
Symphony CLO VIII, Ltd. (h)(i)	5.99%	01/09/23	1,035	1,010,073
Symphony CLO XI (h)(i)	5.49%	01/17/25	2,640	2,493,899
Total Structured Products				75,185,688

			Shares

Common Stocks & Other Equity Interests–0.33%

Automotive–0.01%

Dayco Products, LLC (h)(j)			856	41,088
Dayco Products, LLC (h)(j)			3,261	156,528
				197,616

Building & Development–0.11%

Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 04/28/10-07/15/10; Cost $664,569) (h)(j)			518	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 06/30/10; Cost $3,408,940) (h)(j)			4	0
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0) (h)(j)			17	0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0) (h)(j)			24	0

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Shares	Value

Building & Development–(continued)

Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0) (h)(j)	27	$0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0) (h)(j)	30	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0) (h)(j)	34	0
Stile Acquisition Corp. (Canada) (h)(j)	53,093	2,653,588
United Subcontractors, Inc. (h)(j)	4,840	4,841
		2,658,429

Cable & Satellite Television–0.12%

Ion Media Networks, Inc. (h)(j)	4,471	2,816,730

Chemicals & Plastics–0.00%

Metokote Corp., Wts. expiring 11/22/23 (Acquired 12/05/11; Cost $0) (h)(j)	61	95,601

Financial Intermediaries–0.00%

Bankruptcy Management Solutions, Inc. (h)(k)	335	13,400
Bankruptcy Management Solutions, Inc. Class A Wts. expiring 06/27/18 (Acquired 06/27/12; Cost $0) (h)(k)	19	0
Bankruptcy Management Solutions, Inc. Class B Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0) (h)(k)	21	0
Bankruptcy Management Solutions, Inc. Class C Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0) (h)(k)	31	0
		13,400

Forest Products–0.00%

Xerium Technologies, Inc. (j)	1,766	23,293

Leisure Goods, Activities & Movies–0.00%

AMF Bowling Centers, Inc. (j)	1,665	17,391

Lodging & Casinos–0.02%

Twin River Worldwide Holdings, Inc., Class A (h)(j)	18,663	457,243

Publishing–0.05%

Endurance Business Media, Inc. Class A, (Acquired 07/26/06; Cost $82,567) (h)(j)	124	0
F&W Publications, Inc. (h)(j)	288	36
F&W Publications, Inc., Wts. Expiring 12/09/17 (h)(k)	559	70
Merrill Communications LLC Class A (j)	133,776	384,606
Tribune Co. Class A (k)	9,050	674,225
		1,058,937

Surface Transport–0.00%

U.S. Shipping Corp. (Acquired 09/28/07-09/30/09; Cost $87,805) (h)(j)	87,805	43,929
U.S. Shipping Corp. (Acquired 09/28/07-09/30/09; Cost $0) (h)(j)	6,189	0
		43,929

Telecommunications–0.02%

FairPoint Communications, Inc. (j)	44,928	417,830

Utilities–0.00%

Bicent Power, LLC -Series A, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0) (h)(j)	101	0
Bicent Power, LLC -Series B, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0) (h)(j)	164	0
		0
Total Common Stocks & Other Equity Interests		7,800,399

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Shares	Value

Preferred Stocks–0.00%

Building & Development–0.00%

United Subcontractors, Inc. (Acquired 08/02/13; Cost $0) (k)	4,840	$94,196

Money Market Funds–3.56%

Liquid Assets Portfolio, –Institutional Class(l)	41,948,675	41,948,675
Premier Portfolio, –Institutional Class(l)	41,948,674	41,948,674
		83,897,349
TOTAL INVESTMENTS–103.98% (Cost $2,443,679,090)		2,451,717,609
OTHER ASSETS LESS LIABILITIES–(3.98)%		(93,846,345)
NET ASSETS–100.00%		$2,357,871,264

Investment Abbreviations:

CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
LOC	—Letter of Credit
PIK	—Payment in Kind
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Defaulted security. Currently, the issuer is in default with respect to principal and interest payments. The aggregate value of these securities at November 30, 2013 was $2,290,000, which represented less than 1% of the Fund’s Net Assets.

(d)	The borrower has filed for protection in federal bankruptcy court.

(e)	All or a portion of this security is Payment-in-Kind.

(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 1F and Note 3.

(g)	This floating rate interest will settle after November 30, 2013, at which time the interest rate will be determined.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $123,854,223, which represented 5.25% of the Fund’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(j)	Non-income producing securities acquired through the restructuring of senior loans.

(k)	Non-income producing security acquired as part of a bankruptcy restructuring.

(l)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Floating Rate Fund

A.	Security Valuations (continued)— Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Invesco Floating Rate Fund

E.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
F.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$87,666,285	$3,891,933	$233,726	$91,791,944
Variable Rate Senior Loan Interests	—	2,132,793,651	65,650,557	2,198,444,208
Bonds and Notes	—	85,245,896	1,049,873	86,295,769
Structured Products	—	75,185,688	—	75,185,688
Total Investments	$87,666,285	$2,297,117,168	$66,934,156	$2,451,717,609

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Invesco Floating Rate Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Variable Rate Senior Loan Interests during the three months ended November 30, 2013:

	Beginning Balance, as of August 31, 2013	Purchases	Sales	Accrued discounts/ premiums	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of November 30, 2013
Variable Rate Senior Loan Interests	$57,870,285	$14,769,300	$(14,661,279)	$26,652	$11,539	$(288,824)	$20,068,724	$(12,145,840)	$65,650,557
Bonds & Notes	—	66,398	—	7,709	—	10,839	964,927	—	1,049,873
Equity Securities	208,198	—	—	—	—	40,603	—	(15,075)	233,726
Total	$58,078,483	$14,835,698	$(14,661,279)	$34,361	$11,539	$(237,382)	$21,033,651	$(12,160,915)	$66,934,156

The Variable Rate Senior Loan Interests determined to be level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. Investments in Variable Rate Senior Loan Interests were transferred from Level 2 to Level 3 due to third-party vendor quotations utilizing single market quotes and was assumed to have occurred at the end of the reporting period. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Unfunded Loan Commitments

As of November 30, 2013, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower		Principal Amount	Value
David’s Bridal, Inc.	Revolver Loan	$1,572,681	$1,470,456
Delta Air Lines, Inc.	Revolver Loan	1,144,857	1,070,442
Delta Air Lines, Inc.	Revolver Loan	7,785,030	7,421,702
H.J. Heinz Company	Revolver Loan	10,580,654	10,263,235
Lake at Las Vegas Joint Venture, LLC	Term Loan	10,794	3,832
Reynolds Group Holdings, Inc.	Revolver Loan	3,986,510	3,983,879
West Corp.	Revolver Loan	1,747,822	1,695,387
		$26,828,348	$25,908,933

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2013 was $686,596,369 and $368,658,257, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$26,242,819
Aggregate unrealized (depreciation) of investment securities	(20,542,157)
Net unrealized appreciation of investment securities	$5,700,662
Cost of investments for tax purposes is $2,446,016,947.

Invesco Floating Rate Fund

NOTE 5 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the three months ended November 30, 2013, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Goldman Sachs Lending Partners LLC	$12,153,335	$11,733,691

Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2013

invesco.com/us	GREI-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–60.15%

Australia–5.41%

CFS Retail Property Trust	2,499,503	$4,663,335
Dexus Property Group	8,165,043	7,750,732
Federation Centres Ltd.	3,888,116	8,421,807
Goodman Group	1,784,769	7,861,700
GPT Group	1,108,313	3,611,059
Stockland	3,292,356	11,536,037
Westfield Group	821,433	7,774,896
Westfield Retail Trust	1,918,478	5,325,321
		56,944,887

Canada–5.09%

Allied Properties REIT	375,300	11,499,876
Artis REIT	455,800	6,189,718
Boardwalk REIT	75,300	4,192,309
Calloway REIT	201,100	4,786,203
Canadian Apartment Properties REIT	343,700	6,676,047
Canadian REIT	179,800	7,206,552
Chartwell Retirement Residences	326,200	3,075,968
Cominar REIT	341,600	5,821,924
H&R REIT	204,600	4,124,348
		53,572,945

China–0.56%

Shimao Property Holdings Ltd.	1,253,500	3,149,821
SOHO China Ltd.	3,071,000	2,772,876
		5,922,697

France–2.62%

Gecina S.A.	19,745	2,593,495
ICADE	18,107	1,658,842
Mercialys S.A.	439,074	9,365,457
Unibail-Rodamco S.E.	53,574	14,007,596
		27,625,390

Germany–0.74%

Alstria Office REIT-AG	100,000	1,259,694
Deutsche Euroshop AG	110,208	4,893,879
Deutsche Wohnen AG (a)	82,398	1,615,382
		7,768,955

Hong Kong–1.95%

Fortune REIT	3,243,000	2,664,643
Link REIT (The)	638,500	3,138,404
New World Development Co. Ltd.	2,310,000	3,128,766
Sino Land Co. Ltd.	1,883,000	2,579,452
Sun Hung Kai Properties Ltd.	245,000	3,157,080
Wharf Holdings Ltd. (The)	698,000	5,802,711
		20,471,056

	Shares	Value

Japan–7.55%

Activia Properties, Inc.	1,051	$8,135,120
Advance Residence Investment Corp.	2,164	4,691,307
Frontier Real Estate Investment Corp.	573	5,358,067
Hulic Co., Ltd.	227,900	4,008,548
Industrial & Infrastructure Fund Investment Corp.	1,052	9,241,582
Japan Prime Realty Investment Corp.	2,410	8,068,619
Japan Retail Fund Investment Corp.	2,952	5,820,439
Kenedix Realty Investment Corp.	1,693	7,882,489
Mitsui Fudosan Co., Ltd.	247,000	8,377,989
Nippon Accommodations Fund Inc.	235	1,603,367
Nippon Prologis REIT Inc.	451	4,358,126
Nomura Real Estate Residential Fund, Inc.	532	2,798,907
Sumitomo Realty & Development Co., Ltd.	118,000	5,603,955
United Urban Investment Corp.	2,482	3,558,866
		79,507,381

Netherlands–0.39%

Eurocommercial Properties N.V. (a)	101,315	4,103,244

Singapore–3.28%

Ascendas REIT	3,273,000	5,790,612
CapitaCommercial Trust	2,167,000	2,564,548
CapitaMall Trust	2,656,000	4,116,927
Frasers Centrepoint Trust	3,812,000	5,377,144
Mapletree Commercial Trust	3,280,000	3,215,174
Mapletree Industrial Trust	3,894,000	4,189,432
Starhill Global REIT	6,610,000	4,108,862
Suntec REIT	4,189,000	5,207,874
		34,570,573

South Africa–0.70%

Fountainhead Property Trust	2,677,515	1,918,311
Growthpoint Properties Ltd.	1,441,541	3,401,149
Hyprop Investments Ltd.	278,329	2,035,068
		7,354,528

Sweden–0.22%

Fabege AB	200,050	2,298,975

United Kingdom–4.01%

Big Yellow Group PLC	1,089,476	8,536,135
British Land Co. PLC	981,715	9,798,366
Hammerson PLC	443,520	3,696,413
Hansteen Holdings PLC	2,207,040	3,860,801
Land Securities Group PLC	827,106	12,898,629
Shaftesbury PLC	335,679	3,379,392
		42,169,736

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Shares	Value

United States–27.63%

Acadia Realty Trust	212,400	$5,516,028
AvalonBay Communities, Inc.	206,126	24,438,299
BioMed Realty Trust, Inc.	330,800	6,146,264
Boston Properties, Inc.	103,500	10,297,215
Brandywine Realty Trust	393,400	5,224,352
Brixmor Property Group Inc. (a)	238,616	4,815,271
CBL & Associates Properties, Inc.	441,200	7,968,072
Cohen & Steers Quality Income Realty Fund, Inc.	357,173	3,450,291
Corrections Corp. of America	226,777	7,563,013
Cousins Properties, Inc.	154,700	1,656,837
DCT Industrial Trust Inc.	725,900	5,415,214
Digital Realty Trust, Inc.	87,700	4,142,948
EastGroup Properties, Inc.	91,100	5,519,749
Essex Property Trust, Inc.	97,300	14,771,113
Extra Space Storage Inc.	172,000	7,210,240
Federal Realty Investment Trust	30,900	3,198,768
General Growth Properties, Inc.	571,500	11,858,625
Government Properties Income Trust	255,250	6,332,752
Healthcare Realty Trust, Inc.	334,300	7,398,059
Hersha Hospitality Trust	1,051,500	6,025,095
Highwoods Properties, Inc.	183,400	6,587,728
Host Hotels & Resorts Inc.	254,900	4,692,709
Hudson Pacific Properties Inc.	177,800	3,687,572
LaSalle Hotel Properties	369,600	11,575,872
Liberty Property Trust	176,100	5,703,879
LTC Properties, Inc.	139,600	5,375,996
Mid-America Apartment Communities, Inc.	183,800	11,072,112
National Health Investors, Inc.	71,400	4,203,318
National Retail Properties Inc.	377,000	11,969,750
Pebblebrook Hotel Trust	101,600	3,081,528
Piedmont Office Realty Trust Inc. -Class A	590,200	9,667,476
Prologis, Inc.	109,600	4,157,128
Public Storage	60,577	9,250,108
Retail Opportunity Investments Corp.	929,900	13,548,643
RLJ Lodging Trust	351,500	8,485,210
Senior Housing Properties Trust	252,950	5,729,318
Simon Property Group, Inc.	103,600	15,524,460
Taubman Centers, Inc.	73,800	4,825,044
Vornado Realty Trust	31,300	2,752,209
		290,838,265
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $630,358,110)		633,148,632

Preferred Stocks–19.59%

Australia–0.52%

Goodman PLUS Trust 6.46% Unsec. Sub. Gtd. Floating Rate Pfd.(c)	60,179	5,485,106

United States–19.07%

Alexandria Real Estate Equities Inc., Series D, $1.75 Conv. Pfd.	252,000	6,394,500
Brandywine Realty Trust, Series E, 6.90% Pfd.	100,454	2,421,946

	Shares	Value

United States–(continued)

CBL & Associates Properties, Inc., Series D, 7.38% Pfd.	149,700	$3,775,434
CBL & Associates Properties, Inc., Series E, 6.63% Pfd.	249,500	5,626,225
Coresite Realty Corp., Series A, 7.25% Pfd.	238,185	5,590,202
CubeSmart, Series A, 7.75% Pfd.	16,700	424,347
Duke Realty Corp., Series J, 6.63% Pfd.	154,968	3,742,477
Duke Realty Corp., Series L, 6.60% Pfd.	122,500	2,830,975
DuPont Fabros Technology, Inc., Series A, 7.88% Pfd.	159,400	3,949,932
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	205,400	5,038,462
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	13,217
EPR Properties, Series E, $2.25 Conv. Pfd.	111,000	3,193,470
EPR Properties, Series F, 6.63% Pfd.	78,000	1,716,780
Essex Property Trust, Inc., Series H, 7.13% Pfd.	201,907	5,231,410
General Growth Properties, Inc., Series A, 6.38% Pfd.	50,412	1,102,006
Health Care REIT, Inc., Series I, $3.25 Conv. Pfd.	318,400	17,161,760
Health Care REIT, Inc., Series J, 6.50% Pfd.	236,678	5,689,739
Hersha Hospitality Trust, Series B, 8.00% Pfd.	284,500	7,212,075
Hudson Pacific Properties Inc., Series B, 8.38% Pfd.	189,632	4,909,572
Inland Real Estate Corp., Series A, 8.13% Pfd.	96,947	2,490,568
Kilroy Realty Corp., Series G, 6.88% Pfd.	274,000	6,277,340
Kilroy Realty Corp., Series H, 6.38% Pfd.	332,500	7,098,875
Kimco Realty Corp., Series K, 5.63% Pfd.	77,607	1,569,214
LaSalle Hotel Properties, Series G, 7.25% Pfd.	33,834	825,550
LaSalle Hotel Properties, Series H, 7.50% Pfd.	153,900	3,810,564
LaSalle Hotel Properties, Series I, 6.38% Pfd.	99,500	2,097,460
National Retail Properties Inc., Series D, 6.63% Pfd.	402,000	9,129,420
National Retail Properties, Inc., 5.70% Pfd.	148,500	2,891,666
Pebblebrook Hotel Trust, Series A, 7.88% Pfd.	238,700	6,039,110
Pebblebrook Hotel Trust, Series B, 8.00% Pfd.	139,200	3,548,208
Pebblebrook Hotel Trust, Series C, 6.50% Pfd.	282,315	5,872,152
PS Business Parks, Inc., Series S, 6.45% Pfd.	120,000	2,725,200

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

		Shares	Value

United States–(continued)

PS Business Parks, Inc., Series U, 5.75% Pfd.		49,579	$1,000,008
Public Storage, Series O, 6.88% Pfd.		125,000	3,207,500
Public Storage, Series Q, 6.50% Pfd.		70,000	1,753,500
Public Storage, Series S, 5.90% Pfd.		56,913	1,269,160
Public Storage, Series T, 5.75% Pfd.		80,000	1,739,200
Regency Centers Corp., Series 6, 6.63% Pfd.		176,801	4,054,047
Regency Centers Corp., Series 7, 6.00% Pfd.		48,500	1,014,620
Saul Centers, Inc., Series C, 6.88% Pfd.		155,000	3,458,050
Senior Housing Properties Trust 5.63% Sr. Unsec. Pfd.		140,140	2,832,229
SL Green Realty Corp., Series I, 6.50% Pfd.		386,000	8,569,200
Summit Hotel Properties, Inc., Series A, 9.25% Pfd.		35,183	930,239
Summit Hotel Properties, Inc., Series B, 7.88% Pfd.		160,156	3,931,830
Taubman Centers, Inc., Series J, 6.50% Pfd.		187,895	4,284,006
Taubman Centers, Inc., Series K, 6.25% Pfd.		316,000	6,816,120
Terreno Realty Corp., Series A, 7.75% Pfd.		71,631	1,792,208
Ventas Realty L.P. / Ventas Capital Corp., 5.45% Sr. Unsec. Gtd. Pfd.		40,000	876,000
Vornado Realty Trust, Series G, 6.63% Pfd.		22,000	528,000
Vornado Realty Trust, Series I, 6.63% Pfd.		279,203	6,714,832
Vornado Realty Trust, Series J, 6.88% Pfd.		10,000	251,000
Weyerhaeuser Co., Series A, $3.19 Conv. Pfd.		97,000	5,317,540
			200,739,145
Total Preferred Stocks (Cost $221,860,016)			206,224,251

		Principal Amount

Mortgage Backed Securities–15.54%

Ireland–0.45%

DECO MHILL Ltd., Series 2012-MHLA, Class C, Floating Rate Pass Through Ctfs., 2.78%, 07/28/21(b)(c)(d)	GBP	1,166,667	1,914,857
Series 2012-MHLX, Class C, Floating Rate Pass Through Ctfs., 2.78%, 07/28/21(c)(d)	GBP	1,000,000	1,641,306
Epic More London PLC, Series MLDN, Class E, Floating Rate Pass Through Ctfs., 1.37%, 07/15/17(c)(d)	GBP	750,000	1,177,775
			4,733,938

		Principal Amount	Value

United Kingdom–1.79%

Hercules (Eclipse) PLC., Series 2006-4, Class A, Floating Rate Pass Through Ctfs., 0.76%, 10/25/18(c)(d)	GBP	1,883,961	$2,936,475
Series 2006-4, Class B, Floating Rate Pass Through Ctfs., 0.87%, 10/25/18(c)(d)	GBP	3,842,446	5,411,935
LCP Proudreed PLC, Series 1, Class A, Floating Rate Pass Through Ctfs., 0.78%, 08/25/16(c)(d)	GBP	6,281,007	10,098,370
Triton European Loan Conduit PLC, Series 26X, Class C, Floating Rate Pass Through Ctfs., 0.76%, 10/25/19(c)(d)	GBP	144,136	234,096
Series 26X, Class F, Floating Rate Pass Through Ctfs., 1.02%, 10/25/19(c)(d)	GBP	64,997	94,558
			18,775,434

United States–13.30%

BACM 2004 2 L 144A, Variable Rate Pass Through Ctfs., 4.90%, 11/10/38(b)(c)		600,000	575,935
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR6, Class B, Variable Rate Pass Through Ctfs., 4.95%, 11/11/41(b)(c)		50,000	52,882
Series 2005-PWR8, Class C, Pass Through Ctfs., 4.86%, 06/11/41		4,900,000	4,872,134
Series 2005-PWR8, Class D, Pass Through Ctfs., 4.90%, 06/11/41		11,305,000	10,494,867
Citigroup/Deutsche Commercial Mortgage Trust, Series 2005-CD1, Class E, Variable Rate Pass Through Ctfs., 5.39%, 07/15/44(c)		7,219,000	7,137,779
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-C3, Class G, Variable Rate Pass Through Ctfs., 4.62%, 05/15/38(b)(c)		5,936	5,934
Series 2003-C5, Class G, Variable Rate Pass Through Ctfs., 5.75%, 12/15/36(b)(c)		2,350,000	2,333,202
Series 2005-C3, Class B, Pass Through Ctfs., 4.88%, 07/15/37		9,950,000	9,363,114
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C4, Class D, Variable Rate Pass Through Ctfs., 5.38%, 08/15/38(c)		2,950,000	2,970,036
Series 2005-C5, Class C, Variable Rate Pass Through Ctfs., 5.10%, 08/15/38(c)		4,975,000	5,118,240

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Principal Amount	Value

United States–(continued)

DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B4, Variable Rate Pass Through Ctfs., 7.40%, 06/10/31(b)(c)	$17,606	$17,624
FREMF Mortgage Trust, Series 2012-K705, Class C, Variable Rate Pass Through Ctfs., 4.30%, 09/25/44(b)(c)	5,000,000	4,902,103
Series 2012-KF01, Class C, Floating Rate Pass Through Ctfs., 4.43%, 10/25/44(b)(c)	1,278,000	1,341,238
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, Variable Rate Pass Through Ctfs., 3.55%, 12/10/27(b)(c)	1,000,000	890,091
GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class G, Variable Rate Pass Through Ctfs., 3.77%, 01/10/30(b)(c)	4,000,000	3,785,040
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-C3, Class F, Variable Rate Pass Through Ctfs., 5.25%, 01/15/42(b)(c)	7,950,000	7,231,873
Series 2012-PHH, Class D, Floating Rate Pass Through Ctfs., 3.44%, 10/15/25(b)(c)	3,250,000	3,273,363
Series 2012-PHH, Class E, Floating Rate Pass Through Ctfs., 3.44%, 10/15/25(b)(c)	1,250,000	1,245,408
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class TAC1, Pass Through Ctfs., 7.99%, 07/15/46(b)	1,918,665	2,060,685
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class C, Variable Rate Pass Through Ctfs., 4.84%, 02/15/40(c)	170,000	174,641
Series 2006-C4, Class AJ, Variable Rate Pass Through Ctfs., 6.07%, 06/15/38(c)	4,260,000	4,459,238
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class F, Variable Rate Pass Through Ctfs., 6.49%, 11/12/35(b)(c)	937,000	919,572
Series 2004-MKB1, Class B, Variable Rate Pass Through Ctfs., 5.28%, 02/12/42(c)	25,000	25,356
Series 2005-MCP1, Class E, Variable Rate Pass Through Ctfs., 5.13%, 06/12/43(b)(c)	4,500,000	4,375,100
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class CK, Pass Through Ctfs., 4.30%, 10/15/30(b)	3,900,000	3,488,367

	Principal Amount	Value

United States–(continued)

Morgan Stanley Capital I Trust, Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(c)	$5,360,000	$5,663,810
Series 2005-IQ10, Class B, Variable Rate Pass Through Ctfs., 5.42%, 09/15/42(c)	6,475,000	6,642,437
Series 2006-HQ8, Class C, Variable Rate Pass Through Ctfs., 5.68%, 03/12/44(c)	7,819,000	7,466,422
Series 2006-HQ8, Class D, Variable Rate Pass Through Ctfs., 5.68%, 03/12/44(c)	7,400,000	6,833,785
Series 2006-HQ9, Class D, Variable Rate Pass Through Ctfs., 5.86%, 07/12/44(c)	8,859,000	8,886,055
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.84%, 10/15/42(c)	270,000	250,239
Series 2007-TOP27, Class AJ, Variable Rate Pass Through Ctfs., 5.81%, 06/11/42(c)	7,400,000	7,987,952
Series 2007-TOP27, Class AM, Variable Rate Pass Through Ctfs., 5.81%, 06/11/42(c)	25,000	28,022
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C15, Class 175B, Variable Rate Pass Through Ctfs., 6.04%, 10/15/41(b)(c)	2,700,000	2,786,192
Series 2004-C15, Class 175C, Variable Rate Pass Through Ctfs., 6.04%, 10/15/41(b)(c)	396,000	408,642
Series 2005-C16, Class TO, Variable Rate Pass Through Ctfs., 5.62%, 10/15/41(b)(c)	427,814	428,884
Series 2005-C17, Class G, Variable Rate Pass Through Ctfs., 5.59%, 03/15/42(b)(c)	2,100,000	1,985,443
Series 2005-C19, Class F, Variable Rate Pass Through Ctfs., 5.61%, 05/15/44(b)(c)	900,000	914,287
Series 2005-C19, Class G, Variable Rate Pass Through Ctfs., 5.62%, 05/15/44(b)(c)	5,000,000	5,040,695
Series 2005-C21, Class D, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(c)	3,450,000	3,576,377
		140,013,064
Total Mortgage Backed Securities (Cost $157,295,276)		163,522,436

U.S. Dollar Denominated Bonds and Notes–1.93%

Brazil–0.59%

BR Properties S.A., Sr. Unsec. Gtd. Notes, 9.00%,(b)(e)	6,200,000	6,234,298

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

		Principal Amount	Value

China–1.25%

Agile Property Holdings Ltd., Sr. Unsec. Gtd. Euro Notes, 9.88%, 03/20/17		$2,500,000	$2,743,750
Country Garden Holdings Co. Ltd., Sr. Unsec. Gtd. Notes, 11.75%, 09/10/14(b)		1,000,000	1,070,067
11.13%, 02/23/18(b)		2,500,000	2,818,317
Franshion Development Ltd., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/21(b)		1,000,000	1,030,361
KWG Property Holdings Ltd., Sr. Unsec. Gtd. Euro Notes, 13.25%, 03/22/17		2,500,000	2,931,250
Sr. Unsec. Gtd. Notes, 12.50%, 08/18/17(b)		2,300,000	2,564,500
			13,158,245

United States–0.09%

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16		900,000	937,125
Total U.S. Dollar Denominated Bonds and Notes (Cost $19,818,311)			20,329,668

Non-U.S. Dollar Denominated Bonds & Notes–0.28%(d)

Australia–0.28%

General Property Trust, Sr. Unsec. Gtd. Medium-Term Notes, 6.75%, 01/24/19 (Cost $3,244,217)	AUD	2,980,000	2,910,385

		Shares

Money Market Funds–2.44%

Liquid Assets Portfolio –Institutional Class (f)		12,848,664	12,848,664
Premier Portfolio –Institutional Class (f)		12,848,663	12,848,663
Total Money Market Funds (Cost $25,697,327)			25,697,327
TOTAL INVESTMENTS–99.93% (Cost $1,058,273,257)			1,051,832,699
OTHER ASSETS LESS LIABILITIES–0.07%			705,087
NET ASSETS–100.00%			$1,052,537,786

Investment Abbreviations:

AUD	—Australian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
GBP	—British Pound
Gtd.	—Guaranteed
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $63,694,960, which represented 6.05% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(d)	Foreign denominated security. Principal amount is denominated in currency indicated.

(e)	Perpetual bond with no specified maturity date.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Global Real Estate Income Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell

Invesco Global Real Estate Income Fund

E.	Foreign Currency Contracts – (continued)

a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance.

Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended November 30, 2013, there were transfers from Level 1 to Level 2 of $19,173,147 and from Level 2 to Level 1 of $173,451,485, due to foreign fair value adjustments.

Invesco Global Real Estate Income Fund

	Level 1	Level 2	Level 3	Total
Australia	$54,679,261	$10,661,117	$--	$65,340,378
Brazil	--	6,234,298	--	6,234,298
Canada	53,572,945	--	--	53,572,945
China	2,772,876	16,308,066	--	19,080,942
France	25,966,548	1,658,842	--	27,625,390
Germany	7,768,955	--	--	7,768,955
Hong Kong	11,046,806	9,424,250	--	20,471,056
Ireland	--	4,733,938	--	4,733,938
Japan	73,903,426	5,603,955	--	79,507,381
Netherlands	4,103,244	--	--	4,103,244
Singapore	34,570,573	--	--	34,570,573
South Africa	7,354,528	--	--	7,354,528
Sweden	2,298,975	--	--	2,298,975
United Kingdom	25,295,564	35,649,606	--	60,945,170
United States	507,975,354	150,249,572	--	658,224,926
Total Investments	$809,010,080	$242,822,619	$--	$1,051,832,699

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2013 was $165,841,507 and $161,158,375, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$40,705,925
Aggregate unrealized (depreciation) of investment securities	(54,928,373)
Net unrealized appreciation (depreciation) of investment securities	$(14,222,448)
Cost of investments for tax purposes is $1,066,055,147.

Invesco Global Real Estate Income Fund

Invesco Growth and Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2013

invesco.com/us	VK-GRI-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments (a)

November 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.17%

Aerospace & Defense–0.75%

General Dynamics Corp.	731,692	$67,066,889

Agricultural Products–1.28%

Archer-Daniels-Midland Co.	2,834,429	114,085,767

Apparel Retail–0.71%

Abercrombie & Fitch Co. -Class A	1,840,346	63,087,061

Application Software–1.79%

Adobe Systems Inc. (b)	2,804,304	159,228,381

Asset Management & Custody Banks–2.04%

Northern Trust Corp.	1,468,659	86,636,195
State Street Corp.	1,308,676	95,022,964
		181,659,159

Automobile Manufacturers–1.34%

General Motors Co. (b)	3,089,547	119,658,155

Biotechnology–1.62%

Amgen Inc.	1,261,064	143,862,181

Cable & Satellite–3.91%

Comcast Corp. -Class A	3,585,340	178,800,906
Time Warner Cable Inc.	1,222,057	168,912,718
		347,713,624

Diversified Banks–2.20%

Comerica Inc.	2,062,023	93,512,743
Wells Fargo & Co.	2,333,070	102,701,741
		196,214,484

Diversified Chemicals–1.24%

Dow Chemical Co. (The)	2,837,125	110,818,103

Diversified Metals & Mining–0.58%

Freeport-McMoRan Copper & Gold Inc.	1,482,870	51,440,760

Electric Utilities–1.55%

Edison International	855,150	39,516,481
FirstEnergy Corp.	743,917	24,274,012
Pinnacle West Capital Corp.	1,396,020	74,491,627
		138,282,120

Electronic Components–1.12%

Corning Inc.	5,847,411	99,873,780

Food Distributors–1.18%

Sysco Corp.	3,122,758	105,018,352

	Shares	Value

Health Care Equipment–1.53%

Medtronic, Inc.	2,377,498	$136,278,185

Hotels, Resorts & Cruise Lines–1.44%

Carnival Corp.	3,542,078	127,904,437

Household Products–1.65%

Procter & Gamble Co. (The)	1,746,367	147,079,029

Industrial Conglomerates–2.32%

General Electric Co.	7,746,707	206,527,209

Industrial Machinery–1.18%

Ingersoll-Rand PLC (b)	1,472,654	105,176,949

Insurance Brokers–3.50%

Aon PLC (United Kingdom)	1,006,573	82,176,620
Marsh & McLennan Cos., Inc.	3,547,637	168,335,376
Willis Group Holdings PLC	1,370,602	61,375,557
		311,887,553

Integrated Oil & Gas–4.29%

Occidental Petroleum Corp.	1,118,792	106,240,488
Royal Dutch Shell PLC –Class A (United Kingdom)	4,593,286	153,625,393
Total S.A. (France)	2,022,798	122,406,500
		382,272,381

Integrated Telecommunication Services–0.48%

Verizon Communications Inc.	862,942	42,819,182

Internet Software & Services–1.89%

eBay Inc. (b)	3,325,781	168,018,456

Investment Banking & Brokerage–4.93%

Charles Schwab Corp. (The)	5,821,952	142,521,385
Goldman Sachs Group, Inc. (The)	484,599	81,868,155
Morgan Stanley	6,848,963	214,372,542
		438,762,082

IT Consulting & Other Services–1.10%

Amdocs Ltd.	2,429,728	98,306,795

Managed Health Care–3.04%

Cigna Corp.	887,528	77,614,324
UnitedHealth Group Inc.	1,162,338	86,570,934
WellPoint, Inc.	1,144,037	106,258,156
		270,443,414

Movies & Entertainment–2.83%

Time Warner Inc.	839,189	55,143,109

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

	Shares	Value

Movies & Entertainment–(continued)

Viacom Inc. -Class B	2,456,047	$196,901,288
		252,044,397

Oil & Gas Equipment & Services–1.95%

Baker Hughes Inc.	1,656,522	94,355,493
Halliburton Co.	1,501,032	79,074,366
		173,429,859

Oil & Gas Exploration & Production–2.76%

Anadarko Petroleum Corp.	977,566	86,827,412
Apache Corp.	576,618	52,754,781
Canadian Natural Resources Ltd. (Canada)	3,235,226	106,531,675
		246,113,868

Oil & Gas Storage & Transportation–0.51%

Williams Cos., Inc. (The)	1,282,250	45,160,845

Other Diversified Financial Services–9.62%

Bank of America Corp.	5,364,451	84,865,615
Citigroup Inc.	6,196,885	327,939,154
ING US Inc.	1,528,206	53,395,518
JPMorgan Chase & Co.	6,822,213	390,367,028
		856,567,315

Packaged Foods & Meats–2.52%

Mondelez International Inc. -Class A	4,735,034	158,765,690
Unilever N.V. -New York Shares (Netherlands)	1,660,687	65,198,572
		223,964,262

Personal Products–2.03%

Avon Products, Inc.	10,123,178	180,496,264

Pharmaceuticals–6.78%

Bristol-Myers Squibb Co.	1,862,774	95,709,328
Eli Lilly and Co.	1,510,758	75,870,267
Merck & Co., Inc.	3,127,746	155,855,583
Novartis AG (Switzerland)	1,446,008	114,085,972
Novartis AG -ADR (Switzerland)	119,384	9,445,662
Pfizer Inc.	3,360,431	106,626,476
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	1,130,144	46,064,669
		603,657,957

Property & Casualty Insurance–0.69%

Chubb Corp. (The)	633,024	61,055,165

Publishing–0.63%

Thomson Reuters Corp. (Canada)	1,483,021	55,714,472

Railroads–1.01%

CSX Corp.	3,283,931	89,552,798

	Shares	Value

Regional Banks–3.67%

BB&T Corp.	2,532,770	$87,988,430
Fifth Third Bancorp	3,596,979	73,090,613
PNC Financial Services Group, Inc. (The)	2,158,019	166,059,562
		327,138,605

Security & Alarm Services–2.73%

ADT Corp. (The)	2,346,646	95,179,962
Tyco International Ltd.	3,876,340	147,843,607
		243,023,569

Semiconductor Equipment–1.98%

Applied Materials, Inc.	10,203,405	176,518,907

Semiconductors–1.06%

Texas Instruments Inc.	2,190,533	94,192,919

Specialized Finance–0.79%

CME Group Inc. -Class A	853,896	69,976,777

Specialty Chemicals–0.78%

PPG Industries, Inc.	378,311	69,631,923

Systems Software–2.46%

Microsoft Corp.	2,616,008	99,748,385
Symantec Corp.	5,285,970	118,881,465
		218,629,850

Wireless Telecommunication Services–1.71%

Vodafone Group PLC -ADR (United Kingdom)	4,112,929	152,548,537
Total Common Stocks & Other Equity Interests (Cost $6,012,880,385)		8,472,902,777

Money Market Funds–4.56%

Liquid Assets Portfolio –Institutional Class (c)	203,076,829	203,076,829
Premier Portfolio –Institutional Class (c)	203,076,829	203,076,829
Total Money Market Funds (Cost $406,153,658)		406,153,658
TOTAL INVESTMENTS–99.73% (Cost $6,419,034,043)		8,879,056,435
OTHER ASSETS LESS LIABILITIES–0.27%		24,380,076
NET ASSETS–100.00%		$8,903,436,511

Investment Abbreviations:

ADR            —American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Growth and Income Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Growth and Income Fund

F.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,488,938,570	$390,117,865	$—	$8,879,056,435
Foreign Currency Contracts*	—	2,524,140	—	2,524,140
Total Investments	$8,488,938,570	$392,642,005	$—	$8,881,580,575
*	Unrealized appreciation.

Invesco Growth and Income Fund

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation
12/6/2013	State Street Bank & Trust Co.	CAD	66,748,707	USD	63,792,255	$62,805,878	$986,377
12/6/2013	Bank of New York Mellon (The)	CAD	57,857,647	USD	55,358,753	54,440,010	918,743
12/6/2013	State Street Bank & Trust Co.	CHF	41,541,926	USD	46,500,508	45,825,043	675,465
12/6/2013	Bank of New York Mellon (The)	CHF	40,330,260	USD	45,178,349	44,488,450	689,899
12/6/2013	State Street Bank & Trust Co.	EUR	34,627,589	USD	47,765,123	47,044,533	720,590
12/6/2013	Bank of New York Mellon (The)	EUR	25,043,264	USD	34,562,208	34,023,410	538,798
							$4,529,872

Settlement	Counterparty	Contract to				Notional	Unrealized
Date		Deliver		Receive		Value	(Depreciation)
12/6/2013	State Street Bank & Trust Co.	GBP	56,924,264	USD	91,999,003	$93,146,801	$(1,147,798)
12/6/2013	Bank of New York Mellon (The)	GBP	33,382,944	USD	53,965,198	54,625,466	(660,268)
12/6/2013	State Street Bank & Trust Co.	ILS	197,361,534	USD	55,829,913	56,027,579	(197,666)
							$(2,005,732)

Total open foreign currency contracts	$2,524,140

Currency Abbreviations:

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound Sterling

ILS — Israeli Shekel

USD — U.S. Dollar

Invesco Growth and Income Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2013 was $739,355,577 and $964,823,906, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,507,678,873
Aggregate unrealized (depreciation) of investment securities	(53,360,190)
Net unrealized appreciation of investment securities	$2,454,318,683
Cost of investments for tax purposes is $6,424,737,752.

Invesco Growth and Income Fund

Invesco Low Volatility Equity Yield Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2013

invesco.com/us	LVEY-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.41%

Aerospace & Defense–6.07%

Alliant Techsystems Inc.	8,200	$994,086
Exelis Inc.	26,300	464,721
General Dynamics Corp.	21,000	1,924,860
Lockheed Martin Corp.	38,800	5,496,796
Northrop Grumman Corp.	50,500	5,690,340
Raytheon Co.	71,300	6,322,884
		20,893,687

Agricultural Products–1.40%

Archer-Daniels-Midland Co.	119,700	4,817,925

Apparel Retail–0.84%

Gap, Inc. (The)	23,700	970,989
Guess?, Inc.	56,000	1,918,560
		2,889,549

Automotive Retail–0.31%

CST Brands, Inc.	15,500	509,795
Murphy USA Inc. (b)	12,000	543,000
		1,052,795

Biotechnology–0.70%

PDL BioPharma Inc.	171,800	1,678,486
United Therapeutics Corp. (b)	8,100	747,711
		2,426,197

Broadcasting–0.18%

CTC Media, Inc.	48,200	609,730

Commercial Printing–0.89%

R. R. Donnelley & Sons Co.	164,900	3,050,650

Communications Equipment–1.63%

Cisco Systems, Inc.	263,700	5,603,625

Computer & Electronics Retail–3.19%

Best Buy Co., Inc.	129,700	5,259,335
GameStop Corp. -Class A	118,900	5,736,925
		10,996,260

Computer Hardware–1.82%

Hewlett-Packard Co.	229,200	6,268,620

Computer Storage & Peripherals–5.81%

Lexmark International, Inc. -Class A	86,500	3,059,505
NetApp, Inc.	128,900	5,317,125
Seagate Technology PLC	123,100	6,036,824
Western Digital Corp.	74,500	5,590,480
		20,003,934

	Shares	Value

Consumer Electronics–0.40%

Garmin Ltd.	28,300	$1,374,248

Data Processing & Outsourced Services–1.52%

Computer Sciences Corp.	27,500	1,447,050
Western Union Co. (The)	226,300	3,772,421
		5,219,471

Diversified Chemicals–0.17%

Olin Corp.	23,200	576,056

Diversified REIT’s–0.33%

Lexington Realty Trust	110,100	1,130,727

Electric Utilities–7.48%

American Electric Power Co., Inc.	102,200	4,809,532
Edison International	53,200	2,458,372
Entergy Corp.	77,200	4,777,908
FirstEnergy Corp.	118,500	3,866,655
Generac Holdings, Inc.	82,600	4,399,276
PPL Corp.	161,100	4,947,381
Southern Co. (The)	12,000	487,560
		25,746,684

Gas Utilities–0.04%

WGL Holdings Inc.	3,700	147,445

Health Care Distributors–1.58%

AmerisourceBergen Corp.	77,400	5,459,022

Home Entertainment Software–0.87%

Activision Blizzard, Inc.	173,400	2,984,214

Hypermarkets & Super Centers–2.00%

Wal-Mart Stores, Inc.	85,200	6,902,052

Integrated Oil & Gas–0.09%

Suncor Energy, Inc. (Canada)	8,600	298,248

Integrated Telecommunication Services–5.01%

AT&T Inc.	186,000	6,549,060
BCE Inc. (Canada)	25,500	1,126,845
CenturyLink Inc.	152,800	4,690,960
Windstream Holdings Inc.	606,000	4,890,420
		17,257,285

Internet Software & Services–0.98%

AOL Inc. (b)	76,100	3,392,538

IT Consulting & Other Services–0.06%

Booz Allen Hamilton Holding Corp.	11,100	194,139

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Equity Yield Fund

	Shares	Value

Leisure Facilities–0.14%

Six Flags Entertainment Corp.	13,100	$487,451

Leisure Products–0.33%

Hasbro, Inc.	21,300	1,146,366

Life & Health Insurance–0.21%

Lincoln National Corp.	4,600	236,118
StanCorp Financial Group, Inc.	7,500	480,825
		716,943

Mortgage REIT’s–4.08%

Annaly Capital Management Inc.	431,600	4,385,056
CYS Investments, Inc.	311,000	2,488,000
MFA Financial, Inc.	364,800	2,659,392
Starwood Property Trust, Inc.	162,700	4,534,449
		14,066,897

Movies & Entertainment–0.31%

Regal Entertainment Group -Class A	54,700	1,065,556

Multi-Line Insurance–0.22%

Assurant, Inc.	11,900	772,786

Multi-Utilities–2.78%

Ameren Corp.	73,100	2,620,635
Integrys Energy Group, Inc.	4,200	225,708
Public Service Enterprise Group Inc.	151,200	4,942,728
TECO Energy, Inc.	95,600	1,629,024
Vectren Corp.	4,600	159,528
		9,577,623

Office Services & Supplies–1.52%

Pitney Bowes Inc.	225,800	5,231,786

Oil & Gas Drilling–2.94%

Diamond Offshore Drilling, Inc.	82,800	4,972,140
Seadrill Ltd. (Norway)	120,800	5,159,368
		10,131,508

Oil & Gas Exploration & Production–4.24%

Baytex Energy Corp. (Canada)	10,000	403,800
ConocoPhillips	78,300	5,700,240
Encana Corp. (Canada)	280,600	5,384,714
Enerplus Corp. (Canada)	47,500	875,425
Northern Oil and Gas, Inc. (b)	15,800	252,010
Pengrowth Energy Corp. (Canada)	109,600	680,616
Penn West Petroleum Ltd. (Canada)	154,400	1,312,400
		14,609,205

Oil & Gas Refining & Marketing–3.24%

CVR Energy, Inc.	66,900	2,641,212
HollyFrontier Corp.	52,800	2,533,344
Marathon Petroleum Corp.	21,900	1,812,006
Western Refining, Inc.	106,900	4,176,583
		11,163,145

	Shares	Value

Other Diversified Financial Services–1.00%

JPMorgan Chase & Co.	60,200	$3,444,644

Packaged Foods & Meats–1.90%

General Mills, Inc.	80,200	4,044,486
Tyson Foods, Inc. -Class A	79,200	2,509,848
		6,554,334

Pharmaceuticals–7.74%

Eli Lilly and Co.	123,200	6,187,104
Johnson & Johnson	54,500	5,158,970
Mallinckrodt PLC (b)	10,800	561,168
Merck & Co., Inc.	133,500	6,652,305
Pfizer Inc.	215,200	6,828,296
Questcor Pharmaceuticals, Inc.	21,900	1,270,419
		26,658,262

Property & Casualty Insurance–0.22%

Old Republic International Corp.	33,400	574,480
XL Group PLC	5,400	172,746
		747,226

Publishing–0.22%

News Corp. -Class A (b)	31,800	571,128
Valassis Communications, Inc.	7,000	205,520
		776,648

Regional Banks–0.27%

Valley National Bancorp	92,400	937,860

Reinsurance–1.62%

Everest Re Group, Ltd.	11,000	1,725,130
PartnerRe Ltd.	35,500	3,652,950
Validus Holdings, Ltd.	4,700	188,235
		5,566,315

Residential REIT’s–0.12%

Camden Property Trust	7,300	422,816

Retail REIT’s–0.34%

Retail Properties of America, Inc. -Class A	86,900	1,158,377

Semiconductors–4.86%

Intel Corp.	212,500	5,066,000
Marvell Technology Group Ltd.	435,000	6,190,050
NVIDIA Corp.	352,400	5,497,440
		16,753,490

Specialized Consumer Services–1.30%

H&R Block, Inc.	160,500	4,476,345

Specialized REIT’s–3.28%

Geo Group Inc. (The)	57,500	1,886,000
Hospitality Properties Trust	62,900	1,708,993
National Health Investors, Inc.	5,700	335,559
Omega Healthcare Investors, Inc.	98,300	3,213,427

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Equity Yield Fund

	Shares	Value

Specialized REIT’s–(continued)

Plum Creek Timber Co., Inc.	9,800	$428,652
Potlatch Corp	19,200	765,120
RLJ Lodging Trust	19,400	468,316
Senior Housing Properties Trust	110,300	2,498,295
		11,304,362

Specialty Stores–0.97%

Staples, Inc.	214,600	3,332,738

Systems Software–3.97%

CA, Inc.	163,900	5,408,700
Microsoft Corp.	73,900	2,817,807
Symantec Corp.	241,900	5,440,331
		13,666,838

Thrifts & Mortgage Finance–1.43%

New York Community Bancorp, Inc.	286,300	4,729,676
People’s United Financial Inc.	12,700	192,278
		4,921,954

Tobacco–4.79%

Altria Group, Inc.	142,800	5,280,744
Lorillard, Inc.	117,500	6,031,275
Reynolds American Inc.	102,500	5,171,125
		16,483,144
Total Common Stocks & Other Equity Interests (Cost $298,935,452)		335,469,720

	Principal Amount

U.S. Treasury Bills–0.19%

0.03%, 03/13/14 (Cost $649,935)(c)(d)	$650,000	649,872

	Shares

Money Market Funds–2.22%

Liquid Assets Portfolio –Institutional Class (e)	3,819,261	3,819,261
Premier Portfolio –Institutional Class (e)	3,819,261	3,819,261
Total Money Market Funds (Cost $7,638,522)		7,638,522

TOTAL INVESTMENTS–99.82% (Cost $307,223,909)		343,758,114
OTHER ASSETS LESS LIABILITIES–0.18%		621,335
NET ASSETS–100.00%		$344,379,449

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Low Volatility Equity Yield Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available

Invesco Low Volatility Equity Yield Fund

unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$343,108,242	$--	$--	$343,108,242
U.S. Treasury Securities	--	649,872	--	649,872
	$343,108,242	$649,872	$--	$343,758,114
Futures*	413,274	--	--	413,274
Total Investments	$343,521,516	$649,872	$--	$344,171,388

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Futures Contracts

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500	Long	87	December-2013	$ 7,847,835	$ 413,274

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2013 was $100,375,862 and $113,865,804, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$41,656,664
Aggregate unrealized (depreciation) of investment securities	(6,028,581)
Net unrealized appreciation of investment securities	$35,628,083
Cost of investments for tax purposes is $308,130,031.

Invesco Low Volatility Equity Yield Fund

Invesco Pennsylvania Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2013

invesco.com/us	VK-PTFI-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–101.31%

Pennsylvania–93.65%
Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/35	$1,000	$958,960
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 1998, Ref. University RB (INS-AMBAC) (a)	5.50%	03/01/20	1,750	2,042,723
Series 2011 A, University RB	5.50%	03/01/31	550	592,499
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,008,940
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	1,600	1,405,888
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/39	1,250	1,339,662
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.10%	09/01/26	980	928,403
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,220	1,203,054
Allegheny (County of) Residential Finance Authority; Series 2006 TT, Single Family Mortgage RB (CEP-GNMA) (b)	5.00%	05/01/35	870	871,540
Allegheny (County of); Series 2008 C 61, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	12/01/33	500	515,405
Allegheny Valley Joint School District; Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	11/01/28	1,500	1,540,890
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 A, Ref. RB	2.15%	03/01/17	700	681,982
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR (c)	2.70%	04/02/18	230	225,322
Beaver (County of); Series 2009, Unlimited Tax GO Notes (INS-AGM) (a)	5.55%	11/15/31	1,390	1,515,475
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (b)	6.13%	11/01/34	450	401,184
Berks (County of) Municipal Authority (Albright College); Series 2004, RB	5.50%	10/01/18	1,895	1,903,793
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/40	1,000	988,290
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	01/15/26	1,000	1,076,080
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,000	1,835,180
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	1,100	1,121,120
Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2009, RB (c)(d)	6.13%	11/15/14	1,000	1,057,140
Series 2011, RB	6.25%	11/15/41	500	536,045
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	500	512,170
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	900	912,609
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/45	250	219,180
Clairton (City of) Municipal Authority; Series 2012 B, RB	5.00%	12/01/42	1,000	913,110
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/40	870	862,022
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	750	769,282
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	1,000	968,760
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/28	1,000	1,015,670
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	6.00%	06/01/36	2,215	2,359,329
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	1,055	1,054,873
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS-Radian) (a)	5.75%	07/01/23	220	220,183
Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	175	172,272
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(b)	5.00%	11/01/38	1,500	1,504,710
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/25	540	554,666
Series 2012, Ref. RB	5.00%	01/01/27	535	534,465
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	1,000	1,026,330

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/17	$3,535	$3,984,687
Series 2002, RB	5.75%	07/01/32	1,000	1,053,960
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS-AGM) (a)	5.00%	07/01/24	1,000	1,065,840
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing);
Series 2013, RB	5.00%	07/01/35	500	471,620
Series 2013, RB	5.00%	07/01/45	750	678,525
Erie (City of) Higher Education Building Authority (Mercyhurst College);
Series 2004 B, Ref. College RB	5.00%	03/15/23	1,000	1,003,330
Series 2008, College RB	5.50%	03/15/38	500	503,720
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,000	1,007,670
Geisinger Authority (Geisinger Health System Foundation);
Series 2005 A, VRD Health System RB (e)	0.03%	05/15/35	2,000	2,000,000
Series 2011 A-1, Health System RB	5.13%	06/01/41	500	508,880
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	350	348,219
Lancaster (County of) Hospital Authority (Lancaster General Hospital); Series 2012, Health System RB	5.00%	07/01/42	1,000	990,940
Lehigh (County of) (Lehigh Valley Health Network); Series 2012, General Purpose Hospital RB	4.00%	07/01/43	1,000	804,950
Lehigh (County of) Authority; Series 2013 A, Water & Sewer RB	5.00%	12/01/38	930	939,486
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	825	674,875
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group); Series 1998, RB (f)	6.00%	11/01/23	1,760	620,048
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	750	774,825
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	1,250	1,271,100
Monroe (County of) Hospital Authority (Pocono Medical Center);
Series 2003, RB (c)(d)	6.00%	01/01/14	1,000	1,005,230
Series 2007, RB	5.13%	01/01/37	1,500	1,468,140
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/31	1,400	1,435,574
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2009 A-1, RB	6.25%	11/15/29	1,000	1,056,080
Series 2012, Ref. RB	5.00%	11/15/28	900	881,883
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,500	1,611,600
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB	7.00%	02/01/36	500	509,585
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.13%	02/01/28	1,100	1,090,133
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.50%	11/15/33	1,000	1,068,370
Northampton (County of) General Purpose Authority (St. Luke’s Hospital);
Series 2008 A, Hospital RB	5.50%	08/15/35	1,000	1,005,470
Series 2010 C, Hospital RB (c)	4.50%	08/15/16	1,000	1,074,180
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/32	535	474,968
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/34	500	512,195
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB (b)	5.00%	11/01/41	1,200	1,142,760
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	1,000	995,750
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (c)	2.55%	12/03/18	1,500	1,481,595
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB (b)	5.10%	10/01/27	1,300	1,327,833
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/42	535	479,424
See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation);
Series 2008, RB	5.88%	07/01/38	$750	$729,533
Series 2010, RB	6.00%	07/01/43	500	490,470
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/42	1,180	1,128,257
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/35	1,300	1,203,852
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University);
Series 2010 A, RB	5.00%	11/01/34	500	506,985
Series 2010 A, RB	5.00%	11/01/40	500	500,560
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/42	1,170	1,194,722
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2005 C, RB (g)	5.00%	07/15/38	4,700	4,850,353
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/42	1,000	882,600
Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, Sub. RB	5.50%	06/01/33	1,000	1,054,120
Series 2009 C, Sub. Conv. CAB RB (INS-AGM) (a)(h)	6.25%	06/01/33	2,000	1,948,220
Series 2009 E, Sub. Conv. CAB RB (h)	6.38%	12/01/38	1,435	1,260,604
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	500	506,985
Series 2010 A-2, Motor License Fund Special Conv. CAB RB (h)	5.50%	12/01/34	1,000	922,370
Series 2010 B 2, Conv. CAB RB (h)	5.00%	12/01/30	625	573,856
Series 2010 B 2, Conv. CAB RB (h)	5.13%	12/01/35	500	450,935
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, VRD RB (e)	0.05%	07/01/41	900	900,000
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB	5.00%	05/15/40	1,500	1,501,605
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/43	585	510,489
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/42	1,000	992,020
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	1,235	1,132,347
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	700	728,371
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	750	760,523
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (i)	6.50%	06/15/33	945	943,923
Philadelphia (City of) Industrial Development Authority (Please Touch Museum); Series 2006, RB(f)	5.25%	09/01/31	1,250	587,488
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB (b)	7.75%	12/01/17	2,505	2,506,378
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.25%	08/01/40	1,500	1,504,905
Series 2005 A, Airport RB (INS-NATL) (a)(b)	5.00%	06/15/25	1,000	1,052,550
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	08/01/24	1,000	1,090,840
Series 2010 C, Water & Wastewater RB (INS-AGM) (a)	5.00%	08/01/35	1,250	1,285,600
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	500	543,680
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,702,770
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/31	1,000	1,040,170
Radnor Township School District;
Series 2005 B, Unlimited Tax GO Bonds (c)(d)	5.00%	08/15/15	130	140,449
Series 2005 B, Unlimited Tax GO Bonds (c)(d)	5.00%	08/15/15	435	469,965
Series 2005 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	02/15/35	435	451,365
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	1,000	1,023,950
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB (b)	5.00%	01/01/27	750	755,415

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/41	$1,000	$1,118,960
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.25%	11/01/30	500	522,115
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB (c)	5.45%	07/01/17	1,425	1,358,894
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group);
Series 2005 A, Retirement Community RB	5.75%	01/01/26	2,500	2,500,575
Series 2005 A, Retirement Community RB	5.88%	01/01/32	900	871,722
Westmoreland (County of) Municipal Authority; Series 2013, RB	5.00%	08/15/31	750	780,990
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	850	859,877
				122,515,009

Puerto Rico–3.61%

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	1,500	1,062,990
Series 2008 WW, RB	5.50%	07/01/21	1,000	790,260
Series 2010 XX, RB	5.75%	07/01/36	695	511,520
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/28	600	499,740
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010, Conv. CAB RB (h)	6.25%	08/01/33	1,065	578,018
Series 2011 C, RB	5.00%	08/01/40	1,250	1,016,500
Series 2011 C, RB	5.25%	08/01/40	310	260,152
				4,719,180

Guam–3.05%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,298,113
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	410	411,820
Series 2012 A, Ref. RB	5.00%	10/01/34	520	504,249
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,000	991,090
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	785	783,226
				3,988,498

Virgin Islands–1.00%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	750	817,327
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	498,885
				1,316,212
TOTAL INVESTMENTS(j)–101.31% (Cost $133,869,399)				132,538,899

FLOATING RATE NOTE OBLIGATIONS–(2.40)%

Note with an interest rate and fee rate of 0.58% at 11/30/13 and contractual maturity of collateral of 07/15/38 (See Note 1D)(k)				(3,135,000)
OTHER ASSETS AND OTHER LIABILITIES–1.09%				1,417,164
NET ASSETS–100.00%				$130,821,063

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
GNMA	—Government National Mortgage Association
GO	—General Obligation
INS	—Insurer
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
Radian	—Radian Asset Assurance, Inc.
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.
(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2013 was $1,207,536, which represented less than 1% of the Fund’s Net Assets.
(g)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.
(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2013 represented less than 1% of the Fund’s Net Assets.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.3%
(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2013. At November 30, 2013, the Fund’s investments with a value of $4,850,353 are held by Dealer Trusts and serve as collateral for the $3,135,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse

Invesco Pennsylvania Tax Free Income Fund

D.	Floating Rate Note Obligations – (continued)

floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Pennsylvania Tax Free Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2013 was $720,094 and $5,592,690, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,421,382
Aggregate unrealized (depreciation) of investment securities	(5,562,426)
Net unrealized appreciation (depreciation) of investment securities	$(1,141,044)

Cost of investments for tax purposes is $133,679,943.

Invesco Pennsylvania Tax Free Income Fund

Invesco S&P 500 Index Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2013

invesco.com/us	MS-SPI-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.74%

Advertising–0.18%

Graham Holdings Co. -Class B	174	$117,189
Interpublic Group of Cos., Inc. (The)	16,822	292,703
Omnicom Group Inc.	10,248	732,219
		1,142,111

Aerospace & Defense–2.74%

Boeing Co. (The)	27,659	3,713,221
General Dynamics Corp.	13,244	1,213,945
Honeywell International Inc.	31,276	2,768,239
L-3 Communications Holdings, Inc.	3,595	371,939
Lockheed Martin Corp.	10,742	1,521,819
Northrop Grumman Corp.	9,171	1,033,388
Precision Castparts Corp.	5,798	1,498,493
Raytheon Co.	12,850	1,139,538
Rockwell Collins, Inc.	5,354	389,396
Textron Inc.	11,177	371,412
United Technologies Corp.	33,637	3,728,998
		17,750,388

Agricultural Products–0.16%

Archer-Daniels-Midland Co.	26,268	1,057,287

Air Freight & Logistics–0.82%

C.H. Robinson Worldwide, Inc.	6,351	372,359
Expeditors International of Washington, Inc.	8,198	356,121
FedEx Corp.	11,840	1,642,208
United Parcel Service, Inc. -Class B	28,790	2,947,520
		5,318,208

Airlines–0.23%

Delta Air Lines, Inc.	34,189	990,797
Southwest Airlines Co.	28,142	523,160
		1,513,957

Aluminum–0.06%

Alcoa Inc.	42,621	409,588

Apparel Retail–0.59%

Abercrombie & Fitch Co. -Class A	3,086	105,788
Gap, Inc. (The)	10,991	450,301
L Brands, Inc.	9,704	630,663
Ross Stores, Inc.	8,634	660,156
TJX Cos., Inc. (The)	28,501	1,792,143
Urban Outfitters, Inc. (b)	4,386	171,142
		3,810,193

Apparel, Accessories & Luxury Goods–0.49%

Coach, Inc.	11,234	650,449
Fossil Group, Inc. (b)	2,030	258,358

	Shares	Value

Apparel, Accessories & Luxury Goods–(continued)

Michael Kors Holdings Ltd. (b)	7,119	$580,554
PVH Corp.	3,204	429,080
Ralph Lauren Corp.	2,400	420,552
VF Corp.	3,500	821,030
		3,160,023

Application Software–0.60%

Adobe Systems Inc. (b)	18,613	1,056,846
Autodesk, Inc. (b)	8,886	402,092
Citrix Systems, Inc. (b)	7,467	442,942
Intuit Inc.	11,832	878,289
Salesforce.com, Inc. (b)	21,850	1,138,167
		3,918,336

Asset Management & Custody Banks–1.27%

Ameriprise Financial, Inc.	7,884	853,443
Bank of New York Mellon Corp. (The)	45,846	1,545,010
BlackRock, Inc.	5,018	1,519,200
Franklin Resources, Inc.	16,200	897,318
Invesco Ltd. (c)	17,646	614,963
Legg Mason, Inc.	4,286	167,626
Northern Trust Corp.	8,995	530,615
State Street Corp.	17,771	1,290,352
T. Rowe Price Group Inc.	10,366	834,048
		8,252,575

Auto Parts & Equipment–0.39%

BorgWarner, Inc.	4,519	484,301
Delphi Automotive PLC (United Kingdom)	11,248	658,571
Johnson Controls, Inc.	27,263	1,377,054
		2,519,926

Automobile Manufacturers–0.64%

Ford Motor Co.	156,997	2,681,509
General Motors Co. (b)	37,507	1,452,646
		4,134,155

Automotive Retail–0.27%

AutoNation, Inc. (b)	2,598	127,406
AutoZone, Inc. (b)	1,415	653,164
CarMax, Inc. (b)	8,909	448,568
O’Reilly Automotive, Inc. (b)	4,325	540,452
		1,769,590

Biotechnology–2.46%

Alexion Pharmaceuticals, Inc. (b)	7,793	970,228
Amgen Inc.	30,021	3,424,796
Biogen Idec Inc. (b)	9,471	2,755,777
Celgene Corp. (b)	16,389	2,651,249
Gilead Sciences, Inc. (b)	60,995	4,563,036

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Biotechnology–(continued)

Regeneron Pharmaceuticals, Inc. (b)	3,108	$913,317
Vertex Pharmaceuticals Inc. (b)	9,277	644,009
		15,922,412

Brewers–0.05%

Molson Coors Brewing Co. -Class B	6,336	333,717

Broadcasting–0.38%

CBS Corp. -Class B	22,414	1,312,564
Discovery Communications, Inc. -Class A (b)	9,200	802,884
Scripps Networks Interactive Inc. -Class A	4,320	322,229
		2,437,677

Building Products–0.05%

Masco Corp.	14,223	318,880

Cable & Satellite–1.27%

Cablevision Systems Corp. -Class A	8,524	142,947
Comcast Corp. -Class A	104,227	5,197,801
DIRECTV (b)	20,345	1,345,008
Time Warner Cable Inc.	11,388	1,574,049
		8,259,805

Casinos & Gaming–0.11%

International Game Technology	10,392	181,756
Wynn Resorts Ltd.	3,219	533,936
		715,692

Coal & Consumable Fuels–0.08%

CONSOL Energy Inc.	9,119	324,454
Peabody Energy Corp.	10,752	195,686
		520,140

Commodity Chemicals–0.21%

LyondellBasell Industries N.V. -Class A	17,854	1,377,972

Communications Equipment–1.73%

Cisco Systems, Inc.	213,660	4,540,275
F5 Networks, Inc. (b)	3,138	258,132
Harris Corp.	4,220	272,232
JDS Uniphase Corp. (b)	9,465	114,905
Juniper Networks, Inc. (b)	20,197	409,393
Motorola Solutions, Inc.	9,428	621,117
QUALCOMM, Inc.	68,360	5,029,929
		11,245,983

Computer & Electronics Retail–0.10%

Best Buy Co., Inc.	10,750	435,912
GameStop Corp. -Class A	4,652	224,459
		660,371

Computer Hardware–3.43%

Apple Inc.	36,204	20,131,958
Hewlett-Packard Co.	76,585	2,094,600
		22,226,558

	Shares	Value

Computer Storage & Peripherals–0.68%

EMC Corp.	82,922	$1,977,689
NetApp, Inc.	13,552	559,020
SanDisk Corp.	9,579	652,809
Seagate Technology PLC	12,370	606,625
Western Digital Corp.	8,375	628,460
		4,424,603

Construction & Engineering–0.16%

Fluor Corp.	6,496	505,454
Jacobs Engineering Group, Inc. (b)	5,201	310,864
Quanta Services, Inc. (b)	8,517	252,188
		1,068,506

Construction & Farm Machinery & Heavy Trucks–0.83%

Caterpillar Inc.	25,353	2,144,864
Cummins Inc.	6,937	918,181
Deere & Co.	15,256	1,285,165
Joy Global Inc.	4,234	239,475
PACCAR Inc.	14,105	808,358
		5,396,043

Construction Materials–0.04%

Vulcan Materials Co.	5,178	291,884

Consumer Electronics–0.07%

Garmin Ltd.	4,872	236,584
Harman International Industries, Inc.	2,750	222,860
		459,444

Consumer Finance–0.98%

American Express Co.	36,974	3,172,369
Capital One Financial Corp.	23,325	1,670,770
Discover Financial Services	19,278	1,027,518
SLM Corp.	17,382	463,230
		6,333,887

Data Processing & Outsourced Services–1.77%

Automatic Data Processing, Inc.	19,240	1,539,585
Computer Sciences Corp.	5,925	311,773
Fidelity National Information Services, Inc.	11,640	589,915
Fiserv, Inc. (b)	5,156	566,593
MasterCard, Inc. -Class A	4,133	3,144,428
Paychex, Inc.	12,963	566,872
Total System Services, Inc.	6,635	206,017
Visa Inc. -Class A	20,569	4,184,969
Western Union Co. (The)	21,994	366,640
		11,476,792

Department Stores–0.25%

Kohl’s Corp.	8,108	448,210
Macy’s, Inc.	14,993	798,527
Nordstrom, Inc.	5,727	356,277
		1,603,014

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Distillers & Vintners–0.21%

Beam Inc.	6,420	$433,543
Brown-Forman Corp. -Class B	6,465	485,004
Constellation Brands, Inc. -Class A (b)	6,601	464,776
		1,383,323

Distributors–0.08%

Genuine Parts Co.	6,170	511,123

Diversified Banks–1.80%

Comerica Inc.	7,330	332,415
U.S. Bancorp	73,295	2,874,630
Wells Fargo & Co.	192,553	8,476,183
		11,683,228

Diversified Chemicals–0.77%

Dow Chemical Co. (The)	48,227	1,883,747
E. I. du Pont de Nemours and Co.	36,799	2,258,723
Eastman Chemical Co.	6,145	473,349
FMC Corp.	5,432	395,775
		5,011,594

Diversified Metals & Mining–0.22%

Freeport-McMoRan Copper & Gold Inc.	41,359	1,434,744

Diversified REIT’s–0.09%

Vornado Realty Trust	6,926	609,003

Diversified Support Services–0.06%

Cintas Corp.	4,120	228,660
Iron Mountain Inc.	6,772	190,429
		419,089

Drug Retail–0.82%

CVS Caremark Corp.	48,950	3,277,692
Walgreen Co.	34,645	2,050,984
		5,328,676

Electric Utilities–1.62%

American Electric Power Co., Inc.	19,397	912,823
Duke Energy Corp.	28,129	1,967,905
Edison International	12,982	599,898
Entergy Corp.	7,062	437,067
Exelon Corp.	34,133	918,519
FirstEnergy Corp.	16,665	543,779
NextEra Energy, Inc.	16,922	1,431,432
Northeast Utilities	12,542	515,225
Pepco Holdings, Inc.	9,926	189,388
Pinnacle West Capital Corp.	4,382	233,823
PPL Corp.	25,173	773,063
Southern Co. (The)	34,824	1,414,899
Xcel Energy, Inc.	19,827	555,553
		10,493,374

Electrical Components & Equipment–0.76%

AMETEK, Inc.	9,732	479,009
Eaton Corp. PLC	18,884	1,372,111
Emerson Electric Co.	28,473	1,907,406

	Shares	Value

Electrical Components & Equipment–(continued)

Rockwell Automation, Inc.	5,525	$627,530
Roper Industries, Inc.	3,936	510,499
		4,896,555

Electronic Components–0.24%

Amphenol Corp. -Class A	6,294	534,990
Corning Inc.	58,197	994,005
		1,528,995

Electronic Equipment & Instruments–0.03%

FLIR Systems, Inc.	5,660	167,932

Electronic Manufacturing Services–0.19%

Jabil Circuit, Inc.	7,349	148,964
Molex Inc.	5,439	210,163
TE Connectivity Ltd. (Switzerland)	16,479	868,773
		1,227,900

Environmental & Facilities Services–0.24%

Republic Services, Inc.	10,819	377,691
Stericycle, Inc. (b)	3,407	400,255
Waste Management, Inc.	17,372	793,553
		1,571,499

Fertilizers & Agricultural Chemicals–0.55%

CF Industries Holdings, Inc.	2,264	492,148
Monsanto Co.	21,243	2,407,469
Mosaic Co. (The)	13,574	650,195
		3,549,812

Food Distributors–0.12%

Sysco Corp.	23,445	788,455

Food Retail–0.31%

Kroger Co. (The)	20,651	862,179
Safeway Inc.	9,615	336,237
Whole Foods Market, Inc.	14,844	840,170
		2,038,586

Footwear–0.36%

NIKE, Inc. -Class B	29,804	2,358,689

Gas Utilities–0.11%

AGL Resources Inc.	4,712	219,297
ONEOK, Inc.	8,216	477,103
		696,400

General Merchandise Stores–0.47%

Dollar General Corp. (b)	11,863	675,479
Dollar Tree, Inc. (b)	8,886	494,506
Family Dollar Stores, Inc.	3,872	270,149
Target Corp.	25,150	1,607,840
		3,047,974

Gold–0.08%

Newmont Mining Corp.	19,831	492,404

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Health Care Distributors–0.49%

AmerisourceBergen Corp.	9,205	$649,229
Cardinal Health, Inc.	13,526	873,779
McKesson Corp.	9,110	1,511,258
Patterson Cos. Inc.	3,363	139,531
		3,173,797

Health Care Equipment–2.01%

Abbott Laboratories	61,932	2,365,183
Baxter International Inc.	21,629	1,480,505
Becton, Dickinson and Co.	7,739	840,378
Boston Scientific Corp. (b)	53,513	619,680
C.R. Bard, Inc.	3,198	444,138
CareFusion Corp. (b)	8,542	340,399
Covidien PLC	18,330	1,251,206
Edwards Lifesciences Corp. (b)	4,466	292,657
Intuitive Surgical, Inc. (b)	1,582	596,256
Medtronic, Inc.	39,749	2,278,413
St. Jude Medical, Inc.	11,444	668,558
Stryker Corp.	11,753	874,658
Varian Medical Systems, Inc. (b)	4,279	333,976
Zimmer Holdings, Inc.	6,755	617,475
		13,003,482

Health Care Facilities–0.03%

Tenet Healthcare Corp. (b)	4,070	175,620

Health Care Services–0.52%

DaVita HealthCare Partners Inc. (b)	7,030	418,636
Express Scripts Holding Co. (b)	32,445	2,185,171
Laboratory Corp. of America Holdings (b)	3,640	370,734
Quest Diagnostics Inc.	6,037	367,895
		3,342,436

Health Care Supplies–0.04%

DENTSPLY International Inc.	5,709	271,520

Health Care Technology–0.10%

Cerner Corp. (b)	11,758	675,732

Home Entertainment Software–0.04%

Electronic Arts Inc. (b)	12,218	270,995

Home Furnishings–0.03%

Leggett & Platt, Inc.	5,657	170,898

Home Improvement Retail–1.02%

Home Depot, Inc. (The)	57,082	4,604,805
Lowe’s Cos., Inc.	41,913	1,990,029
		6,594,834

Homebuilding–0.11%

D.R. Horton, Inc.	11,320	225,042
Lennar Corp. -Class A	6,613	236,481
PulteGroup Inc.	13,927	261,270
		722,793

	Shares	Value

Home Furnishing Retail–0.10%

Bed Bath & Beyond Inc. (b)	8,677	$677,066

Hotels, Resorts & Cruise Lines–0.31%

Carnival Corp.	17,444	629,903
Marriott International Inc. -Class A	9,061	426,048
Starwood Hotels & Resorts Worldwide, Inc.	7,750	577,220
Wyndham Worldwide Corp.	5,264	377,481
		2,010,652

Household Appliances–0.07%

Whirlpool Corp.	3,162	483,027

Household Products–2.11%

Clorox Co. (The)	5,225	486,813
Colgate-Palmolive Co.	35,119	2,311,182
Kimberly-Clark Corp.	15,264	1,666,218
Procter & Gamble Co. (The)	109,141	9,191,855
		13,656,068

Housewares & Specialties–0.05%

Newell Rubbermaid Inc.	11,476	348,297

Human Resource & Employment Services–0.03%

Robert Half International, Inc.	5,484	211,847

Hypermarkets & Super Centers–1.15%

Costco Wholesale Corp.	17,401	2,182,607
Wal-Mart Stores, Inc.	64,865	5,254,714
		7,437,321

Independent Power Producers & Energy Traders–0.11%

AES Corp. (The)	24,528	357,373
NRG Energy, Inc.	12,868	340,487
		697,860

Industrial Conglomerates–2.48%

3M Co.	25,874	3,454,438
Danaher Corp.	23,837	1,783,007
General Electric Co. (d)	405,830	10,819,428
		16,056,873

Industrial Gases–0.41%

Air Products and Chemicals, Inc.	8,354	909,166
Airgas, Inc.	2,653	288,195
Praxair, Inc.	11,749	1,483,429
		2,680,790

Industrial Machinery–0.89%

Dover Corp.	6,777	614,945
Flowserve Corp.	5,572	397,729
Illinois Tool Works Inc.	16,420	1,306,704
Ingersoll-Rand PLC (b)	10,785	770,265
Pall Corp.	4,479	374,892
Parker Hannifin Corp.	5,985	705,272
Pentair Ltd.	7,936	561,234
Snap-on Inc.	2,325	246,799
Stanley Black & Decker Inc.	6,378	519,105

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Industrial Machinery–(continued)

Xylem, Inc.	7,371	$254,742
		5,751,687

Industrial REIT’s–0.12%

Prologis, Inc.	19,869	753,631

Insurance Brokers–0.31%

Aon PLC (United Kingdom)	12,251	1,000,172
Marsh & McLennan Cos., Inc.	21,902	1,039,250
		2,039,422

Integrated Oil & Gas–4.67%

Chevron Corp.	76,991	9,426,778
Exxon Mobil Corp.	175,407	16,397,046
Hess Corp.	11,494	932,508
Murphy Oil Corp.	6,999	454,445
Occidental Petroleum Corp.	32,109	3,049,071
		30,259,848

Integrated Telecommunication Services–2.19%

AT&T Inc.	211,646	7,452,056
CenturyLink Inc.	23,937	734,866
Frontier Communications Corp.	39,839	186,446
Verizon Communications Inc.	114,037	5,658,516
Windstream Holdings Inc.	23,623	190,638
		14,222,522

Internet Retail–1.51%

Amazon.com, Inc. (b)	14,747	5,804,714
Expedia, Inc.	4,241	270,109
Netflix Inc. (b)	2,347	858,533
Priceline.com Inc. (b)	2,052	2,446,661
TripAdvisor Inc. (b)	4,488	396,380
		9,776,397

Internet Software & Services–2.49%

Akamai Technologies, Inc. (b)	7,098	317,422
eBay Inc. (b)	46,428	2,345,542
Google Inc. -Class A (b)	11,147	11,811,250
VeriSign, Inc. (b)	5,353	304,372
Yahoo! Inc. (b)	37,813	1,398,325
		16,176,911

Investment Banking & Brokerage–0.91%

Charles Schwab Corp. (The)	46,083	1,128,112
E*TRADE Financial Corp. (b)	11,439	204,987
Goldman Sachs Group, Inc. (The)	16,643	2,811,668
Morgan Stanley	55,414	1,734,458
		5,879,225

IT Consulting & Other Services–1.66%

Accenture PLC -Class A	25,697	1,990,747
Cognizant Technology Solutions Corp. -Class A (b)	12,009	1,127,525
International Business Machines Corp.	41,033	7,372,809
Teradata Corp. (b)	6,542	298,577
		10,789,658

	Shares	Value

Leisure Products–0.14%

Hasbro, Inc.	4,629	$249,133
Mattel, Inc.	13,729	635,241
		884,374

Life & Health Insurance–1.07%

Aflac, Inc.	18,533	1,230,035
Lincoln National Corp.	10,539	540,967
MetLife, Inc.	44,625	2,328,979
Principal Financial Group, Inc.	10,908	552,272
Prudential Financial, Inc.	18,529	1,644,634
Torchmark Corp.	3,608	274,208
Unum Group	10,504	352,619
		6,923,714

Life Sciences Tools & Services–0.49%

Agilent Technologies, Inc.	13,181	706,106
Life Technologies Corp. (b)	6,879	520,740
PerkinElmer, Inc.	4,432	168,593
Thermo Fisher Scientific, Inc.	14,365	1,448,710
Waters Corp. (b)	3,350	333,426
		3,177,575

Managed Health Care–1.05%

Aetna Inc.	14,828	1,022,094
Cigna Corp.	11,270	985,562
Humana Inc.	6,279	652,953
UnitedHealth Group Inc.	40,515	3,017,557
WellPoint, Inc.	11,913	1,106,479
		6,784,645

Metal & Glass Containers–0.08%

Ball Corp.	5,762	287,985
Owens-Illinois, Inc. (b)	6,548	216,084
		504,069

Motorcycle Manufacturers–0.09%

Harley-Davidson, Inc.	8,889	595,741

Movies & Entertainment–1.70%

Time Warner Inc.	36,662	2,409,060
Twenty-First Century Fox, Inc. -Class A	79,150	2,650,734
Viacom Inc. -Class B	16,173	1,296,589
Walt Disney Co. (The)	66,207	4,670,242
		11,026,625

Multi-Line Insurance–0.72%

American International Group, Inc.	58,833	2,926,942
Assurant, Inc.	2,973	193,067
Genworth Financial Inc. -Class A (b)	19,674	297,274
Hartford Financial Services Group, Inc. (The)	18,132	646,043
Loews Corp.	12,192	577,291
		4,640,617

Multi-Sector Holdings–0.06%

Leucadia National Corp.	12,488	357,906

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Multi-Utilities–1.10%

Ameren Corp.	9,668	$346,598
CenterPoint Energy, Inc.	17,080	400,184
CMS Energy Corp.	10,594	281,165
Consolidated Edison, Inc.	11,670	644,301
Dominion Resources, Inc.	23,074	1,497,733
DTE Energy Co.	6,971	465,245
Integrys Energy Group, Inc.	3,136	168,529
NiSource Inc.	12,455	393,827
PG&E Corp.	17,745	716,366
Public Service Enterprise Group Inc.	20,157	658,932
SCANA Corp.	5,577	263,067
Sempra Energy	9,051	800,470
TECO Energy, Inc.	8,117	138,314
Wisconsin Energy Corp.	9,072	378,937
		7,153,668

Office Electronics–0.08%

Xerox Corp.	46,169	525,403

Office REIT’s–0.09%

Boston Properties, Inc.	6,071	604,004

Office Services & Supplies–0.03%

Pitney Bowes Inc.	8,042	186,333

Oil & Gas Drilling–0.38%

Diamond Offshore Drilling, Inc.	2,757	165,558
Ensco PLC -Class A	9,308	549,917
Helmerich & Payne, Inc.	4,267	328,559
Nabors Industries Ltd.	10,346	171,226
Noble Corp. PLC	10,096	384,859
Rowan Cos. PLC -Class A (b)	4,906	169,846
Transocean Ltd.	13,498	680,029
		2,449,994

Oil & Gas Equipment & Services–1.52%

Baker Hughes Inc.	17,655	1,005,629
Cameron International Corp. (b)	9,807	543,210
FMC Technologies, Inc. (b)	9,440	454,064
Halliburton Co.	33,696	1,775,105
National Oilwell Varco Inc.	17,036	1,388,434
Schlumberger Ltd.	52,729	4,662,298
		9,828,740

Oil & Gas Exploration & Production–2.46%

Anadarko Petroleum Corp.	20,032	1,779,242
Apache Corp.	16,092	1,472,257
Cabot Oil & Gas Corp.	16,765	577,554
Chesapeake Energy Corp.	20,189	542,478
ConocoPhillips	48,736	3,547,981
Denbury Resources Inc. (b)	14,860	247,865
Devon Energy Corp.	15,208	921,909
EOG Resources, Inc.	10,855	1,791,075
EQT Corp.	6,000	510,660
Marathon Oil Corp.	28,279	1,019,175
Newfield Exploration Co. (b)	5,436	152,751
Noble Energy, Inc.	14,311	1,005,205
Pioneer Natural Resources Co.	5,520	981,180

	Shares	Value

Oil & Gas Exploration & Production–(continued)

QEP Resources Inc.	7,143	$228,719
Range Resources Corp.	6,560	509,384
Southwestern Energy Co. (b)	14,007	541,511
WPX Energy Inc. (b)	7,993	148,590
		15,977,536

Oil & Gas Refining & Marketing–0.62%

Marathon Petroleum Corp.	12,475	1,032,181
Phillips 66	24,349	1,694,934
Tesoro Corp.	5,382	315,547
Valero Energy Corp.	21,603	987,689
		4,030,351

Oil & Gas Storage & Transportation–0.43%

Kinder Morgan Inc.	26,830	953,538
Spectra Energy Corp.	26,672	894,846
Williams Cos., Inc. (The)	27,224	958,829
		2,807,213

Other Diversified Financial Services–3.36%

Bank of America Corp.	428,120	6,772,858
Citigroup Inc.	121,186	6,413,163
JPMorgan Chase & Co.	150,004	8,583,229
		21,769,250

Packaged Foods & Meats–1.39%

Campbell Soup Co.	7,088	274,518
ConAgra Foods, Inc.	16,819	554,859
General Mills, Inc.	25,574	1,289,697
Hershey Co. (The)	6,005	581,824
Hormel Foods Corp.	5,327	239,822
JM Smucker Co. (The)	4,147	432,283
Kellogg Co.	10,254	621,803
Kraft Foods Group, Inc.	23,733	1,260,697
McCormick & Co., Inc.	5,307	366,183
Mead Johnson Nutrition Co.	8,045	679,883
Mondelez International Inc. -Class A	70,959	2,379,255
Tyson Foods, Inc. -Class A	11,087	351,347
		9,032,171

Paper Packaging–0.13%

Avery Dennison Corp.	3,948	193,057
Bemis Co., Inc.	4,056	158,306
MeadWestvaco Corp.	7,040	247,174
Sealed Air Corp.	7,801	250,490
		849,027

Paper Products–0.13%

International Paper Co.	17,771	829,017

Personal Products–0.17%

Avon Products, Inc.	17,281	308,120
Estee Lauder Cos. Inc. (The) -Class A	10,188	763,693
		1,071,813

Pharmaceuticals–5.88%

AbbVie Inc.	63,179	3,061,023
Actavis PLC (b)	6,903	1,125,672

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Pharmaceuticals–(continued)

Allergan, Inc.	11,827	$1,147,810
Bristol-Myers Squibb Co.	65,606	3,370,836
Eli Lilly and Co.	39,509	1,984,142
Forest Laboratories, Inc. (b)	9,413	482,981
Hospira, Inc. (b)	6,562	257,952
Johnson & Johnson	112,301	10,630,413
Merck & Co., Inc.	116,617	5,811,025
Mylan Inc. (b)	15,215	671,438
Perrigo Co.	3,702	577,105
Pfizer Inc.	263,822	8,371,072
Zoetis Inc.	19,924	620,633
		38,112,102

Property & Casualty Insurance–2.22%

ACE Ltd.	13,553	1,392,977
Allstate Corp. (The)	18,468	1,002,259
Berkshire Hathaway Inc. -Class B (b)	71,727	8,358,347
Chubb Corp. (The)	10,182	982,054
Cincinnati Financial Corp.	5,869	307,594
Progressive Corp. (The)	22,041	615,605
Travelers Cos., Inc. (The)	14,882	1,350,393
XL Group PLC	11,404	364,814
		14,374,043

Publishing–0.09%

Gannett Co., Inc.	9,131	247,085
News Corp. -Class A (b)	19,843	356,380
		603,465

Railroads–0.88%

CSX Corp.	40,600	1,107,162
Kansas City Southern	4,380	530,068
Norfolk Southern Corp.	12,430	1,089,987
Union Pacific Corp.	18,483	2,994,985
		5,722,202

Real Estate Services–0.04%

CBRE Group, Inc. -Class A (b)	11,048	267,804

Regional Banks–0.96%

BB&T Corp.	28,048	974,388
Fifth Third Bancorp	35,346	718,231
Huntington Bancshares Inc.	33,062	303,509
KeyCorp	36,317	463,042
M&T Bank Corp.	5,154	594,565
PNC Financial Services Group, Inc. (The)	21,180	1,629,801
Regions Financial Corp.	55,624	541,222
SunTrust Banks, Inc.	21,476	778,075
Zions Bancorp.	7,353	215,663
		6,218,496

Research & Consulting Services–0.13%

Dun & Bradstreet Corp. (The)	1,534	179,248
Equifax Inc.	4,855	326,887
Nielsen Holdings N.V.	8,566	369,709
		875,844

	Shares	Value

Residential REIT’s–0.22%

Apartment Investment & Management Co. -Class A	5,860	$147,144
AvalonBay Communities, Inc.	4,846	574,542
Equity Residential	13,353	688,214
		1,409,900

Restaurants–1.33%

Chipotle Mexican Grill, Inc. (b)	1,221	639,633
Darden Restaurants, Inc.	5,164	275,396
McDonald’s Corp.	39,836	3,878,831
Starbucks Corp.	29,943	2,439,157
Yum! Brands, Inc.	17,781	1,381,228
		8,614,245

Retail REIT’s–0.39%

Kimco Realty Corp.	16,324	336,601
Macerich Co. (The)	5,585	318,010
Simon Property Group, Inc.	12,366	1,853,045
		2,507,656

Security & Alarm Services–0.16%

ADT Corp. (The)	7,969	323,223
Tyco International Ltd.	18,422	702,615
		1,025,838

Semiconductor Equipment–0.26%

Applied Materials, Inc.	47,932	829,224
KLA-Tencor Corp.	6,557	418,795
Lam Research Corp. (b)	6,500	338,715
Teradyne, Inc. (b)	7,629	129,922
		1,716,656

Semiconductors–1.70%

Altera Corp.	12,730	410,543
Analog Devices, Inc.	12,380	596,964
Broadcom Corp. -Class A	21,919	585,018
First Solar, Inc. (b)	2,809	168,034
Intel Corp.	198,535	4,733,074
Linear Technology Corp.	9,292	395,375
LSI Corp.	21,801	175,934
Microchip Technology Inc.	7,854	340,000
Micron Technology, Inc. (b)	41,383	873,181
NVIDIA Corp.	23,057	359,689
Texas Instruments Inc.	43,882	1,886,926
Xilinx, Inc.	10,611	471,447
		10,996,185

Soft Drinks–1.92%

Coca-Cola Co. (The)	151,930	6,106,067
Coca-Cola Enterprises, Inc.	9,907	415,500
Dr Pepper Snapple Group, Inc.	8,081	389,989
Monster Beverage Corp. (b)	5,379	318,329
PepsiCo, Inc.	61,457	5,190,658
		12,420,543

Specialized Consumer Services–0.05%

H&R Block, Inc.	10,913	304,364

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Specialized Finance –0.55%

CME Group Inc. -Class A	12,521	$1,026,096
IntercontinentalExchange Group, Inc. (b)	4,575	975,805
McGraw Hill Financial, Inc.	10,966	816,967
Moody’s Corp.	7,729	576,815
NASDAQ OMX Group, Inc. (The)	4,600	180,734
		3,576,417

Specialized REIT’s–0.87%

American Tower Corp.	15,740	1,224,100
HCP, Inc.	18,135	666,824
Health Care REIT, Inc.	11,426	639,742
Host Hotels & Resorts Inc.	29,889	550,256
Plum Creek Timber Co., Inc.	6,494	284,048
Public Storage	5,757	879,094
Ventas, Inc.	11,684	664,002
Weyerhaeuser Co.	23,273	701,215
		5,609,281

Specialty Chemicals–0.55%

Ecolab Inc.	10,808	1,158,293
International Flavors & Fragrances Inc.	3,247	286,872
PPG Industries, Inc.	5,694	1,048,038
Sherwin-Williams Co. (The)	3,476	636,212
Sigma-Aldrich Corp.	4,748	409,468
		3,538,883

Specialty Stores–0.17%

PetSmart, Inc.	4,112	304,740
Staples, Inc.	26,320	408,750
Tiffany & Co.	4,346	387,402
		1,100,892

Steel–0.17%

Allegheny Technologies, Inc.	4,301	142,879
Cliffs Natural Resources Inc.	6,061	151,586
Nucor Corp.	12,679	647,390
United States Steel Corp.	5,808	155,712
		1,097,567

Systems Software–2.77%

CA, Inc.	13,072	431,376
Microsoft Corp.	302,077	11,518,196
Oracle Corp.	142,095	5,014,533
Red Hat, Inc. (b)	7,531	352,827
Symantec Corp.	27,839	626,099
		17,943,031

Thrifts & Mortgage Finance–0.06%

Hudson City Bancorp, Inc.	18,943	176,928
People’s United Financial Inc.	12,795	193,716
		370,644

Tires & Rubber–0.03%

Goodyear Tire & Rubber Co. (The)	9,802	218,193

Tobacco–1.52%

Altria Group, Inc.	79,876	2,953,815
Lorillard, Inc.	14,900	764,817

	Shares	Value

Tobacco–(continued)

Philip Morris International Inc.	64,499	$5,517,244
Reynolds American Inc.	12,615	636,427
		9,872,303

Trading Companies & Distributors–0.18%

Fastenal Co.	10,883	506,386
W.W. Grainger, Inc.	2,449	631,646
		1,138,032

Trucking–0.02%

Ryder System, Inc.	2,089	145,896

Wireless Telecommunication Services–0.15%

Crown Castle International Corp. (b)	13,117	973,675
Total Common Stocks & Other Equity Interests (Cost $326,558,326)		640,144,224

Money Market Funds–1.29%

Liquid Assets Portfolio –Institutional Class (e)	4,189,455	4,189,455
Premier Portfolio –Institutional Class (e)	4,189,454	4,189,454
Total Money Market Funds (Cost $8,378,909)		8,378,909
TOTAL INVESTMENTS–100.03% (Cost $334,937,235)		648,523,133
OTHER ASSETS LESS LIABILITIES–(0.03)%		(175,878)
NET ASSETS–100.00%		$648,347,255

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco S&P 500 Index Fund

A.	Security Valuations –(continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco S&P 500 Index Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$648,523,133	$--	$--	$648,523,133
Futures*	403,024	--	--	403,024
Total Investments	$648,926,157	$--	$--	$648,926,157

* Unrealized appreciation.

NOTE 3 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended November 30, 2013.

	Value 08/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 11/30/13	Dividend Income
Invesco Ltd.	$544,689	$--	$(9,449)	$78,823	$ 900	$614,963	$3,970

NOTE 4 -- Derivative Investments

Open Futures Contracts

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500	Long	108	December-2013	$9,742,140	$ 403,024

Invesco S&P 500 Index Fund

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2013 was $8,802,522 and $16,234,988, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$293,730,194
Aggregate unrealized (depreciation) of investment securities	(7,824,868)
Net unrealized appreciation of investment securities	$285,905,326
Cost of investments for tax purposes is $362,617,807.

Invesco S&P 500 Index Fund

Invesco Small Cap Discovery Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2013

invesco.com/us	VK-SCD-QTR-1	11/13	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.07%

Aerospace & Defense–1.55%

TASER International, Inc. (b)	591,846	$10,173,833
Triumph Group, Inc.	65,413	4,836,637
		15,010,470

Air Freight & Logistics–0.43%

UTi Worldwide, Inc.	266,029	4,205,919

Airlines–0.57%

Alaska Air Group, Inc.	71,446	5,554,212

Apparel Retail–1.43%

DSW Inc. -Class A	157,871	7,077,357
Genesco Inc. (b)	90,609	6,787,520
		13,864,877

Apparel, Accessories & Luxury Goods–1.80%

Hanesbrands, Inc.	96,607	6,772,151
Tumi Holdings Inc. (b)	244,733	5,873,592
Under Armour, Inc. -Class A (b)(c)	59,574	4,807,622
		17,453,365

Application Software–5.45%

Aspen Technology, Inc. (b)	287,199	11,352,976
Bottomline Technologies (de), Inc. (b)	183,590	6,346,706
Cadence Design Systems, Inc. (b)	780,780	10,345,335
Guidewire Software Inc. (b)	178,772	8,532,788
Manhattan Associates, Inc. (b)	66,268	7,969,390
Qlik Technologies Inc. (b)	332,786	8,346,273
		52,893,468

Asset Management & Custody Banks–0.96%

Affiliated Managers Group, Inc. (b)	46,274	9,266,369

Auto Parts & Equipment–3.02%

Allison Transmission Holdings, Inc.	350,341	9,536,282
Tenneco Inc. (b)	194,772	11,179,913
TRW Automotive Holdings Corp. (b)	110,441	8,570,221
		29,286,416

Biotechnology–4.37%

BioMarin Pharmaceutical Inc. (b)	128,308	9,030,317
Cubist Pharmaceuticals, Inc. (b)	154,902	10,612,336
Medivation Inc. (b)	134,534	8,476,987
NPS Pharmaceuticals, Inc. (b)	398,307	10,519,288
TESARO, Inc. (b)	95,620	3,729,180
		42,368,108

	Shares	Value

Broadcasting–0.88%

Nexstar Broadcasting Group, Inc. -Class A	172,506	$8,568,373

Building Products–3.62%

A.O. Smith Corp.	198,273	10,736,483
Lennox International Inc.	147,979	12,193,470
Trex Co., Inc. (b)	168,233	12,178,387
		35,108,340

Commodity Chemicals–1.05%

Methanex Corp. (Canada)	165,945	10,189,023

Construction & Engineering–1.93%

Foster Wheeler AG (Switzerland)(b)	346,906	10,521,659
MasTec Inc. (b)	258,048	8,167,219
		18,688,878

Construction & Farm Machinery & Heavy Trucks–0.69%

Manitowoc Co., Inc. (The)	323,456	6,659,959

Consumer Electronics–0.97%

Harman International Industries, Inc.	115,542	9,363,524

Data Processing & Outsourced Services–3.97%

Cardtronics, Inc. (b)	268,248	11,424,682
Euronet Worldwide, Inc. (b)	213,999	10,368,252
Jack Henry & Associates, Inc.	116,307	6,602,748
MAXIMUS, Inc.	221,242	10,066,511
		38,462,193

Electronic Components–1.08%

Belden Inc.	150,179	10,515,534

Electronic Equipment & Instruments–0.76%

Cognex Corp.	223,602	7,367,686

Electronic Manufacturing Services–0.85%

IPG Photonics Corp. (c)	113,739	8,248,352

Environmental & Facilities Services–1.40%

Clean Harbors, Inc. (b)	141,475	7,465,636
Waste Connections, Inc.	139,592	6,133,672
		13,599,308

Footwear–0.88%

Steven Madden, Ltd. (b)	219,763	8,561,967

Health Care Equipment–3.54%

DexCom Inc. (b)	189,065	6,256,161
Insulet Corp. (b)	275,231	10,189,051
Sirona Dental Systems, Inc. (b)	116,542	8,015,759
Thoratec Corp. (b)	250,714	9,870,610
		34,331,581

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

	Shares	Value

Health Care Facilities–2.13%

Acadia Healthcare Co., Inc. (b)	252,016	$11,643,139
Tenet Healthcare Corp. (b)	209,579	9,043,334
		20,686,473

Health Care Services–2.62%

MEDNAX, Inc. (b)	75,016	8,311,773
Premier Inc. -Class A (b)	197,947	6,514,436
Team Health Holdings, Inc. (b)	226,031	10,562,428
		25,388,637

Health Care Supplies–2.22%

Endologix, Inc. (b)	595,369	10,639,244
Spectranetics Corp. (The) (b)	307,259	7,146,844
TearLab Corp. (b)	404,192	3,787,279
		21,573,367

Health Care Technology–0.25%

HMS Holdings Corp. (b)	104,929	2,403,923

Home Furnishings–0.67%

La-Z-Boy Inc.	221,405	6,478,310

Homebuilding–0.41%

Taylor Morrison Home Corp. -Class A (b)	181,756	3,971,369

Housewares & Specialties–0.95%

Jarden Corp. (b)	164,148	9,231,684

Human Resource & Employment Services–0.87%

TrueBlue, Inc. (b)	329,788	8,422,786

Industrial Conglomerates–1.15%

Carlisle Cos. Inc.	151,985	11,172,417

Industrial Machinery–2.46%

Actuant Corp. -Class A	130,783	5,111,000
EnPro Industries, Inc. (b)	140,352	7,943,923
TriMas Corp. (b)	113,821	4,163,572
Woodward Inc.	154,461	6,626,377
		23,844,872

Internet Software & Services–3.00%

CoStar Group Inc. (b)	46,645	8,687,165
Criteo S.A. -ADR (France)(b)(c)	53,599	1,934,924
Dealertrack Technologies Inc. (b)	240,864	10,068,115
Web.com Group Inc. (b)	293,353	8,375,228
		29,065,432

Investment Banking & Brokerage–1.80%
Evercore Partners Inc. -Class A	158,147	8,674,363
Stifel Financial Corp. (b)	196,535	8,798,872
		17,473,235

IT Consulting & Other Services–0.82%

InterXion Holding N.V. (Netherlands)(b)	352,285	7,929,935

	Shares	Value

Leisure Products–0.85%

Brunswick Corp.	180,232	$8,236,602

Life Sciences Tools & Services–3.00%

Bruker Corp. (b)	411,785	7,963,922
Fluidigm Corp. (b)	247,601	7,868,760
PAREXEL International Corp. (b)	128,796	5,308,971
Techne Corp.	93,051	7,959,582
		29,101,235

Managed Health Care–0.93%

Centene Corp. (b)	150,848	9,010,151

Marine–0.68%

Kirby Corp. (b)	70,017	6,613,106

Metal & Glass Containers–0.44%

Greif Inc. -Class A	78,340	4,304,783

Movies & Entertainment–1.97%

Cinemark Holdings, Inc.	338,526	11,167,973
Lions Gate Entertainment Corp. (b)(c)	249,532	7,895,192
		19,063,165

Office Services & Supplies–1.67%

Herman Miller, Inc.	213,867	6,824,496
Steelcase Inc. -Class A	572,261	9,345,022
		16,169,518

Oil & Gas Equipment & Services–1.60%

Dresser-Rand Group, Inc. (b)	140,787	7,946,018
Dril-Quip, Inc. (b)	69,476	7,542,315
		15,488,333

Oil & Gas Exploration & Production–1.86%

Gulfport Energy Corp. (b)	159,610	9,326,012
Oasis Petroleum Inc. (b)	87,922	4,055,842
PDC Energy, Inc. (b)	79,088	4,659,074
		18,040,928

Packaged Foods & Meats–3.30%

Annie’s, Inc. (b)(c)	130,836	6,011,914
B&G Foods Inc.	222,888	7,718,612
TreeHouse Foods, Inc. (b)	118,580	8,318,387
WhiteWave Foods Co. -Class A (b)	466,792	9,928,666
		31,977,579

Pharmaceuticals–0.97%

Mallinckrodt PLC (b)	180,498	9,378,676

Regional Banks–2.92%

East West Bancorp, Inc.	297,549	10,199,980
Signature Bank (b)	84,670	8,996,188
SVB Financial Group (b)	90,606	9,172,951
		28,369,119

Restaurants–0.96%

Noodles & Co. (b)(c)	21,885	889,188

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

	Shares	Value

Restaurants–(continued)

Papa John’s International, Inc.	98,997	$8,402,370
		9,291,558

Semiconductor Equipment–0.86%

Teradyne, Inc. (b)(c)	489,508	8,336,321

Semiconductors–2.56%

Cavium Inc. (b)	176,784	6,399,581
Lattice Semiconductor Corp. (b)	264,739	1,474,596
Microsemi Corp. (b)	363,802	8,887,683
Semtech Corp. (b)	272,420	8,096,322
		24,858,182

Specialty Chemicals–2.71%

Cytec Industries Inc.	97,579	8,731,369
PolyOne Corp.	285,650	9,272,199
Rockwood Holdings Inc.	121,594	8,324,325
		26,327,893

Specialty Stores–1.01%

Container Store Group, Inc. (The) (b)	73,290	2,982,170
Tractor Supply Co.	93,144	6,819,072
		9,801,242

Steel–1.04%

Commercial Metals Co.	520,154	10,101,391

Systems Software–3.22%

CommVault Systems, Inc. (b)	107,052	8,012,842
Gigamon Inc. (b)	219,752	6,418,956
Infoblox, Inc. (b)	145,631	4,628,153
MICROS Systems, Inc. (b)	92,448	4,966,307
Proofpoint, Inc. (b)	237,285	7,237,192
		31,263,450

Trading Companies & Distributors–1.38%

MRC Global Inc. (b)	200,227	6,124,944
WESCO International, Inc. (b)(c)	84,811	7,292,050
		13,416,994

Trucking–1.59%

Avis Budget Group, Inc. (b)	97,600	3,597,536
Knight Transportation, Inc.	256,724	4,587,658
Werner Enterprises, Inc.	300,156	7,224,755
		15,409,949

Total Common Stocks & Other Equity Interests (Cost $652,617,276)		931,770,537

	Shares	Value

Money Market Funds–3.34%

Liquid Assets Portfolio –Institutional Class (d)	16,163,399	$16,163,399
Premier Portfolio –Institutional Class (d)	16,163,399	16,163,399
Total Money Market Funds (Cost $32,326,798)		32,326,798

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.41% (Cost $684,944,074)		964,097,335

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.84%

Liquid Assets Portfolio - Institutional Class (Cost $27,578,515)(d)(e)	27,578,515	27,578,515
TOTAL INVESTMENTS–102.25% (Cost $712,522,589)		991,675,850
OTHER ASSETS LESS LIABILITIES–(2.25)%		(21,801,319)
NET ASSETS–100.00%		$969,874,531

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at November 30, 2013.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Small Cap Discovery Fund

A.	Security Valuations –(continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco Small Cap Discovery Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2013 was $178,946,270 and $188,380,185, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$284,927,393
Aggregate unrealized (depreciation) of investment securities	(8,447,341)
Net unrealized appreciation of investment securities	$276,480,052
Cost of investments for tax purposes is $715,195,798.

Invesco Small Cap Discovery Fund

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.